                                                              NUVEEN Investments

--------------------------------------------------------------------------------
Nuveen Municipal
Bond Funds

SEMIANNUAL REPORT  NOVEMBER 30, 2000
--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]
INVEST WELL
LOOK AHEAD
LEAVE YOUR MARK/SM/

Arizona
Colorado
New Mexico

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality--are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending May 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.

   Contents

1  Dear Shareholder
3  Market Commentary
4  Nuveen Arizona Municipal Bond Fund Spotlight
5  Nuveen Colorado Municipal Bond Fund Spotlight
6  Nuveen New Mexico Municipal Bond Fund Spotlight
7  Portfolio of Investments
18 Statement of Net Assets
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Notes to Financial Statements
26 Financial Highlights
29 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

  . A commitment to exhaustive research
  . An active, value-oriented investment style
  . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

                                                Semiannual Report         page 1

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended November 30, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.
Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
January 12, 2001

Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

Semiannual Report         page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary
--------------------------------------------------------------------------------

The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the Lehman Brothers General Municipal Bond Index reported a positive return of 11.7% for the one-year period ended December 31, 2000. The yield on the Bond Buyer 20 fell by 0.86% to 5.14% in 2000.

Compared to other fixed-income investments, municipals have become more attractive. After reaching a low of 77.0% in late July, the ratio of the Bond Buyer 20 to 20-year taxable swaps has risen to 81.6% at yearend. This may reflect the market's anticipation of the potential reduction in federal income tax rates. However, the paper-thin margin of victory for President-elect George
W. Bush and the nearly 50/50 split in Congress argue against any dramatic changes to the Tax Code.

The Economy

Several factors contributed to the Federal Reserve's decision to cut the Fed Fund's rate 0.50% January 3rd, 2000:

  . unemployment claims are up about 20% from their low point in 2000;
  . automakers expect to cut production by 6% in the first quarter of 2001; . consumer confidence has plummeted by 14 points since September 2000; and . the volatility of the stock market has made investors more risk averse.

The downturn is not limited to this country. Like its U.S. counterpart, the European purchasing managers index is also trending lower.

The one notable exception to this trend has been the resilient housing market. While housing starts are below their average for the last 12 months and their average in 1999, they remain at a high level by historical standards. Housing activity leads to spending for furnishings and appliances.

The weakness of the economy is expected to take some of the pressure off consumer prices. With the pace of layoffs increasing, workers are not likely to press for outsized wage gains. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from 3.4% currently to 2.8%.

Outlook

We will watch the Fed closely and the market's reaction to the Fed's moves. The economy is slowing, inflation is fading and credit conditions are tight. The resiliency of the service sector and stimulation from lower interest rates could give underlying support to the economy. We expect to continue to see renewed interest in municipal bonds and other fixed-income investments as investors seek once again the potential benefits of asset allocation.


Cadmus Hicks, CFA PhD
Vice President

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.


                                                      Semiannual Report	  page 3

NUVEEN ARIZONA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top 5 Sectors

U.S. Guaranteed                         21%
-------------------------------------------
Housing (Multifamily)                   15%
-------------------------------------------
Healthcare                              14%
-------------------------------------------
Tax Obligation (General)                12%
-------------------------------------------
Tax Obligation (Limited)                11%
-------------------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets                $97 million
-------------------------------------------
Average Duration                       7.96
-------------------------------------------
Average Effective Maturity      17.58 years
-------------------------------------------

Quick Facts

                                A Shares        B Shares        C Shares        R Shares
NAV                               $10.69          $10.68          $10.69          $10.69
----------------------------------------------------------------------------------------
CUSIP                          67065L104       67065L203       67065L302       67065L401
----------------------------------------------------------------------------------------
Latest Monthly Dividend*         $0.0435         $0.0370         $0.0390         $0.0455
----------------------------------------------------------------------------------------
Inception Date                     10/86            2/97            2/94            2/97
----------------------------------------------------------------------------------------

* Paid December 1, 2000.

Annualized Total Returns as of 11/30/00+

                                A Shares              B Shares        C Shares   R Shares
                            NAV          Offer   w/o CDSC  w/ CDSC       NAV        NAV
1 - Year                   7.57%         3.06%     6.68%     2.68%      7.01%      7.71%
----------------------------------------------------------------------------------------
5 - Year                   4.51%         3.61%     3.77%     3.60%      3.95%      4.68%
----------------------------------------------------------------------------------------
10 - Year                  6.82%         6.37%     6.31%     6.31%      6.25%      6.91%
----------------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                                A Shares              B Shares        C Shares   R Shares
                            NAV          Offer   w/o CDSC   w/ CDSC      NAV       NAV
1 - Year                   5.17%         0.73%     4.39%     0.41%      4.61%      5.41%
----------------------------------------------------------------------------------------
5 - Year                   5.13%         4.23%     4.39%     4.22%      4.57%      5.29%
----------------------------------------------------------------------------------------
10 - Year                  7.07%         6.61%     6.56%     6.56%      6.49%      7.15%
----------------------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                              A Shares       B Shares      C Shares      R Shares
                            NAV    Offer        NAV           NAV           NAV
SEC 30-Day Yield           4.66%   4.47%       3.92%         4.12%         4.87%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*  7.11%   6.82%       5.98%         6.29%         7.44%
--------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

Bond Credit Quality**
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     54%
---------------------------
AA                      11%
---------------------------
A                       11%
---------------------------
BBB                     19%
---------------------------
NR                       5%
---------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Semiannual Report         page 4

NUVEEN COLORADO MUNICIPAL BOND FUND


Fund Spotlight as of November 30, 2000

Top Five Sectors

Healthcare                      15%
----------------------------------
U.S. Guaranteed                 14%
----------------------------------
Tax Obligation (Limited)        14%
----------------------------------
Housing (Multifamily)           14%
----------------------------------
Housing (Single Family)         13%
----------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets             $40.8  million
-------------------------------------------
Average Duration                       8.00
-------------------------------------------
Average Effective Maturity      20.11 years
-------------------------------------------

Quick Facts


                               A Shares        B Shares        C Shares        R Shares
NAV                               $9.86           $9.87           $9.85           $9.85
---------------------------------------------------------------------------------------
CUSIP                         67065L609       67065L500       67065L807       67065L880
---------------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0420         $0.0360         $0.0375         $0.0435
---------------------------------------------------------------------------------------
Inception Date                     5/87            2/97            2/97            2/97
---------------------------------------------------------------------------------------

*Paid December 1, 2000


Annualized Total Returns as of 11/30/00/+/

                        A Shares            B Shares       C Shares   R Shares
                     NAV      Offer    w/o CDSC  w/ CDSC      NAV        NAV
 1 - Year           5.81%      1.38%      4.91%    0.91%     5.12%      5.90%
--------------------------------------------------------------------------------
 5 - Year           4.61%      3.71%      3.91%    3.74%     4.07%      4.75%
--------------------------------------------------------------------------------
10 - Year           6.64%      6.19%      6.16%    6.16%     6.18%      6.71%
--------------------------------------------------------------------------------


Annualized Total Returns as of 9/30/00/+/

                     A Shares            B Shares          C Shares    R Shares
                  NAV     Offer    w/o CDSC    w/ CDSC          NAV         NAV
 1 - Year        2.77%    -1.53%      1.99%     -1.90%         2.19%      2.86%
--------------------------------------------------------------------------------
 5 - Year        5.15%     4.26%      4.45%      4.28%         4.61%      5.28%
--------------------------------------------------------------------------------
10 - Year        6.81%     6.35%      6.32%      6.32%         6.35%      6.88%
--------------------------------------------------------------------------------


/+/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.


Tax-Free Yields as of 11/30/00

                                 A Shares      B Shares    C Shares    R Shares
                               NAV    Offer       NAV         NAV        NAV
SEC 30-Day Yield              5.10%   4.88%       4.35%       4.55%      5.30%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*     7.79%   7.45%       6.64%       6.95%      8.09%
--------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     27%
---------------------------
AA                      21%
---------------------------
A                        6%
---------------------------
BBB                     21%
---------------------------
NR                      25%
---------------------------


** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                Semiannual Report         page 5

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000


Top 5 Sectors

Tax Obligation (Limited)        25%
----------------------------------
Housing (Single Family)         24%
----------------------------------
Education and
Civic Organizations             13%
----------------------------------
Utilities                       10%
----------------------------------
U.S. Guaranteed                  7%
----------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets              $51.3 million
-------------------------------------------
Average Duration                       7.76
-------------------------------------------
Average Effective Maturity      21.42 years
-------------------------------------------

Quick Facts

                               A Shares     B Shares    C Shares      R Shares
NAV                              $10.02       $10.02      $10.01        $10.04
--------------------------------------------------------------------------------
CUSIP                         67065L781    67065L773   67065L765     67065L757
--------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0405      $0.0340     $0.0360       $0.0420
--------------------------------------------------------------------------------
Inception Date                     9/92         2/97        2/97          2/97
--------------------------------------------------------------------------------

* Paid December 1, 2000

Annualized Total Returns as of 11/30/00/+/

                        A Shares            B Shares       C Shares  R Shares
                     NAV      Offer   w/o CDSC    w/ CDSC     NAV      NAV
1 - Year            6.58%     2.13%       5.74%     1.74%     5.89%     6.76%
--------------------------------------------------------------------------------
5 - Year            4.62%     3.72%       3.89%     3.72%     4.10%     4.82%
--------------------------------------------------------------------------------
Since Inception     5.72%     5.17%       5.07%     5.07%     5.25%     5.84%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00/+/

                         A Shares              B Shares      C Shares   R Shares
                      NAV       Offer   w/o CDSC    w/ CDSC     NAV       NAV
1 - Year              4.37%    -0.01%      3.55%      -0.42%    3.70%      4.55%
--------------------------------------------------------------------------------
5 - Year              5.11%     4.22%      4.37%       4.20%    4.60%      5.31%
--------------------------------------------------------------------------------
Since Inception       5.71%     5.15%      5.04%       5.04%    5.24%      5.83%
--------------------------------------------------------------------------------

/+/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                    A Shares      B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV      NAV
SEC 30-Day Yield                4.72%     4.52%     3.97%     4.18%     4.93%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.43%     7.12%     6.25%     6.58%     7.76%
--------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36.5%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     54%
--------------------------
AA                       8%
--------------------------
A                       19%
--------------------------
BBB                     15%
--------------------------
NR                       4%
--------------------------
** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report         page 6

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.0%

  $     1,000 Industrial Development         No Opt. Call       N/R $ 1,016,490
               Authority, Mesa, Arizona,
               Industrial Revenue Bonds
               (TRW Vehicle Safety System
               Inc. Project), Series
               1992, 7.250%, 10/15/04
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 0.3%

          250 Industrial Development         12/02 at 103        A1     265,083
               Authority, Casa Grande,
               Arizona, Pollution Control
               Revenue Bonds (Frito-Lay
               Inc./PepsiCo), Series
               1984, 6.650%, 12/01/14

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 6.0%

          570 Arizona Educational Loan        3/02 at 101       Aa2     589,996
               Marketing Corporation,
               1992 Educational Loan
               Revenue Bonds, Series B,
               7.000%, 3/01/05
               (Alternative Minimum Tax)

          100 Arizona Educational Loan        9/02 at 101       Aa2     103,452
               Marketing Corporation,
               Educational Loan Revenue
               Bonds, 6.375%, 9/01/05
               (Alternative Minimum Tax)

        1,500 Student Loan Acquisition        5/04 at 102       Aa1   1,596,765
               Authority of Arizona,
               Student Loan Revenue
               Bonds, Series 1994B,
               Subordinated Fixed Rate
               Bonds, 6.600%, 5/01/10
               (Alternative Minimum Tax)

          500 Student Loan Acquisition       11/09 at 102       Aaa     516,185
               Authority of Arizona,
               Student Loan Revenue
               Refunding Bonds, Senior
               Series 1999A-1, 5.900%,
               5/01/24

        2,500 The Industrial Development      5/08 at 101      BBB+   2,250,975
               Authority of the City of
               Glendale, Arizona, Revenue
               Bonds (Midwestern
               University), Series 1998A,
               5.375%, 5/15/28

          115 The Industrial Development      5/06 at 102       AAA     120,517
               Authority of the City of
               Glendale, Arizona, Revenue
               Bonds (Midwestern
               University), Series 1996A,
               6.000%, 5/15/16

          300 Arizona Board of Regents,       6/02 at 102        AA     312,444
               University of Arizona
               System Revenue Refunding
               Bonds, Series 1992,
               6.250%, 6/01/11

          335 Community College District      7/03 at 101      BBB+     340,404
               of Yavapai County,
               Arizona, Revenue Bonds,
               Series 1993, 6.000%,
               7/01/12

-------------------------------------------------------------------------------
              Healthcare - 13.8%

        4,000 Arizona Health Facilities      11/09 at 100        A2   3,971,240
               Authority, Hospital
               Revenue Bonds (Phoenix
               Children's Hospital),
               Series 1999A,
               6.125%, 11/15/22

        1,000 Arizona Health Facilities       7/10 at 101      BBB+   1,007,100
               Authority, Revenue Bonds
               (Catholic Healthcare
               West), 1999 Series A,
               6.625%, 7/01/20

          930 Maricopa County, Arizona,       4/07 at 102      Baa1     903,346
               Hospital Revenue and
               Refunding Bonds, Series
               1997 (Sun Health
               Corporation),
               6.125%, 4/01/18

        4,500 The Industrial Development      7/08 at 101      BBB+   3,872,160
               Authority of the County of
               Maricopa, Arizona, Health
               Facility Revenue Bonds
               (Catholic Healthcare West
               Project), 1998 Series A,
               5.000%, 7/01/16

          375 The Industrial Development     12/00 at 102       AAA     387,251
               Authority of the County of
               Maricopa, Arizona,
               Hospital Refunding Revenue
               Bonds (John C. Lincoln
               Hospital and Health
               Center), Series 1990,
               7.500%, 12/01/13

        1,500 The Industrial Development      1/10 at 101       AAA   1,526,910
               Authority of the City of
               Mesa, Arizona, Revenue
               Bonds (Discovery Health
               System), Series 1999A,
               5.750%, 1/01/25

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Hospital
              Revenue Bonds (John C.
              Lincoln Hospital and Health
              Center), Series 1994:
          500  6.000%, 12/01/10              12/03 at 102       BBB     480,755
          500  6.000%, 12/01/14              12/03 at 102       BBB     465,090

        1,055 The Industrial Development      6/08 at 101       N/R     821,180
               Authority of the City of
               Winslow, Arizona, Hospital
               Revenue Bonds (Winslow
               Memorial Hospital
               Project), Series 1998,
               5.500%, 6/01/22

-------------------------------------------------------------------------------
              Housing/Multifamily - 14.7%

        2,900 The Industrial Development     10/09 at 102       N/R   2,639,899
               Authority of the County of
               Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Arborwood
               Apartments Project),
               Subordinate Series 1999B,
               6.700%, 10/01/29

        1,000 The Industrial Development      7/09 at 102       Aaa   1,006,980
               Authority of the County of
               Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (Whispering
               Palms Apartments Project),
               Series 1999A, 5.900%,
               7/01/29

        3,615 The Industrial Development     10/10 at 105       Aaa   3,809,270
               Authority of the County of
               Maricopa, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Villas at
               Augusta Project), Series
               2000, 6.500%, 10/20/33


--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

  $       295 Phoenix Housing Finance         7/02 at 101       AAA $   301,292
               Corporation, Arizona,
               Mortgage Revenue Refunding
               Bonds, Series 1992A
               (FHA-Insured Mortgage
               Loans - Section 8 Assisted
               Projects), 6.500%, 7/01/24

              The Industrial Development
              Authority of the City of
              Phoenix, Arizona, Mortgage
              Revenue Refunding Bonds,
              Series 1992 (FHA-Insured
              Mortgage Loan - Chris Ridge
              Village Project):
          200  6.750%, 11/01/12              11/02 at 101       AAA     206,102
          425  6.800%, 11/01/25              11/02 at 101       AAA     438,349

        1,300 The Industrial Development      9/10 at 103       Aaa   1,356,680
               Authority of the City of
               Phoenix, Arizona,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized Mortgage
               Loan - Camelback Crossings
               Apartments Project),
               Series 2000,
               6.350%, 9/20/35

          500 The Industrial Development      6/03 at 102       AAA     507,420
               Authority of the City of
               Tempe, Arizona,
               Multifamily Mortgage
               Refunding Bonds, Series
               1993A (FHA-Insured
               Mortgage Loan -
                Quadrangles Village
               Apartments), 6.250%,
               6/01/26

        4,000 The Industrial Development      7/10 at 101        AA   3,934,560
               Authority of the County of
               Tucson, Arizona, Senior
               Living Facilities Revenue
               Bonds (The Christian Care
               Project), Series 2000A,
               5.625%, 7/01/20

-------------------------------------------------------------------------------
              Housing/Single Family -
               4.4%

        1,495 The Industrial Development      6/08 at 108       Aaa   1,549,403
               Authority of the County of
               Maricopa, Arizona, Single
               Family Mortgage Revenue
               Refunding Bonds (Mortgage-
               Backed Securities
               Program), Series 1998B,
               6.200%, 12/01/30
               (Alternative Minimum Tax)

          350 The Industrial Development      6/05 at 102       AAA     370,461
               Authority of the City of
               Phoenix, Arizona,
               Statewide Single Family
               Mortgage Revenue Bonds,
               Series 1995, 6.150%,
               12/01/08 (Alternative
               Minimum Tax)

        1,140 The Industrial Development      6/10 at 105       AAA   1,283,925
               Authority of the City of
               Phoenix, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 2000-1B,
               6.000%, 6/01/31
               (Alternative Minimum Tax)

          300 The Industrial Development      8/05 at 102         A     305,805
               Authority of the County of
               Pima, Arizona, Single
               Family Mortgage Revenue
               Refunding Bonds, Series
               1995A, 6.500%, 2/01/17

          785 The Industrial Development      5/07 at 102       AAA     796,744
               Authority of the County of
               Pima, Arizona, Single
               Family Mortgage Revenue
               Bonds, Series 1997A,
               6.250%, 11/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.8%

        1,585 The Industrial Development     12/04 at 102       AAA   1,711,261
               Authority of the County of
               Cochise, Tax Exempt
               Mortgage Revenue Refunding
               Bonds, Series 1994A (GNMA
               Collateralized - Sierra
               Vista Care Center),
               6.750%, 11/20/19

-------------------------------------------------------------------------------
              Tax Obligation/General -
               11.4%

          645 City of Chandler, Arizona,      7/01 at 101       AAA     660,061
               General Obligation
               Refunding Bonds, Series
               1991, 7.000%, 7/01/12

          965 City of Chandler, Arizona,      7/10 at 101       Aa2     931,543
               General Obligation Bonds,
               Series 2000, 5.000%,
               7/01/19

              Sierra Vista Unified School
              District No. 68 of Cochise
              County, Arizona, General
              Obligation Refunding Bonds,
              Series 1992:
          250  7.500%, 7/01/09               No Opt. Call       AAA     298,388
          300  7.500%, 7/01/10               No Opt. Call       AAA     362,664

          675 Peoria Unified School          No Opt. Call       AAA     519,865
               District No. 11 of
               Maricopa County, Arizona,
               Refunding Bonds, Second
               Series of 1992, 0.000%,
               7/01/06

          480 Peoria Unified School           7/01 at 101       AAA     489,619
               District No. 11 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1992, 6.400%, 7/01/10

           50 Kyrene Elementary School        7/02 at 100       AAA      50,957
               District No. 28 of
               Maricopa County, Arizona,
               School Improvement Bonds,
               Project of 1990, Series E
               (1993), 6.000%, 7/01/12

              Glendale Elementary School
              District No. 40 of Maricopa
              County, Arizona, School
              Improvement and Refunding
              Bonds, Series 1995:
          500  6.200%, 7/01/09                7/05 at 101       AAA     533,145
          750  6.250%, 7/01/10                7/05 at 101       AAA     801,248
          500 Gilbert Unified School          7/08 at 100       AAA     540,175
               District No. 41 of
               Maricopa County, Arizona,
               School Improvement Bonds
               (Project of 1993), Series
               D (1995), 6.250%, 7/01/15
          515 Alhambra Elementary School      7/04 at 102       AAA     558,430
               District No. 68 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994A, 6.750%, 7/01/14


--------------------------------------------------------------------------------
8

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)
  $       310 Chandler Unified School        No Opt. Call       AAA $   345,724
               District No. 80 of
               Chandler County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.250%, 7/01/11
        1,275 School District No. 98 of      No Opt. Call       AAA     981,967
               Maricopa County, Arizona,
               Refunding Bonds (Fountain
               Hills Unit), 0.000%,
               7/01/06
        1,500 City of Mesa, Arizona,          7/09 at 100       AAA   1,466,040
               General Obligation Bonds,
               Series 1999, 5.000%,
               7/01/17
        1,000 Tucson Unified School          No Opt. Call       AAA   1,212,320
               District No. 1 of Pima
               County, Arizona, Refunding
               Bonds, Series 1992,
               7.500%, 7/01/10
          500 Tanque Verde Unified School     7/04 at 102       AAA     541,435
               District No. 13 of Pima
               County, Arizona, School
               Improvement and Refunding
               Bonds, Series 1994,
               6.700%, 7/01/10
          315 Scottsdale Mountain             7/03 at 102         A     321,473
               Community Facilities
               District, Arizona,
               District General
               Obligation Bonds, Series
               1993A, 6.200%, 7/01/17
          225 City of Tempe, Arizona,         7/02 at 101       AA+     232,634
               General Obligation Bonds,
               Series 1992B, 6.000%,
               7/01/08
          180 Tempe Union High School         7/04 at 101       AAA     188,458
               District No. 213 of
               Maricopa County, Arizona,
               School Improvement and
               Refunding Bonds, Series
               1994, 6.000%, 7/01/12

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                10.7%
          250 State of Arizona, Refunding     9/02 at 102       AAA     260,775
               Certificates of
               Participation, Series
               1992B, 6.250%, 9/01/10
          225 Arizona Municipal Financing    No Opt. Call       AAA     270,506
               Program, Certificates of
               Participation, Series 11,
               8.000%, 8/01/17
          965 City of Bullhead, Bullhead      1/03 at 103      Baa2     992,271
               Parkway District
               Improvement Bonds, 6.100%,
               1/01/13
          280 Eloy Municipal Property         7/02 at 101       BBB     289,344
               Corporation, Municipal
               Facilities Revenue Bonds,
               Series 1992, 7.000%,
               7/01/11
          385 City of Flagstaff, Arizona,    No Opt. Call       AAA     419,535
               Junior Lien Street and
               Highway User Revenue
               Bonds, Series 1992,
               5.900%, 7/01/10
          300 Hospital District No. One,      6/04 at 101       AAA     319,557
               Maricopa County, Arizona,
               Hospital Facilities
               Refunding Bonds, Series B
               1992, 6.250%, 6/01/10
        3,195 The Industrial Development      7/10 at 102      Baa3   3,211,422
               Authority of the County of
               Maricopa, Arizona,
               Education Revenue Bonds
               (Arizona Charter Schools
               Project I), Series 2000A,
               6.625%, 7/01/20
              City of Peoria, Arizona,
               Improvement District No.
               8801, Improvement Bonds
               (North Valley Power
               Center):
          425  7.300%, 1/01/12                1/03 at 101      BBB+     446,607
          460  7.300%, 1/01/13                1/03 at 101      BBB+     483,386
          300 City of Phoenix, Arizona,       7/02 at 102        A+     312,774
               Junior Lien Street and
               Highway User Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/11
              Pinal County, Arizona,
               Certificates of
               Participation, Series
               1994:
          300  6.375%, 6/01/06                6/02 at 101        AA     311,313
          200  6.500%, 6/01/09                6/02 at 101        AA     207,902
        1,950 Puerto Rico Highway and         7/16 at 100         A   1,804,043
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36
          850 City of Tucson, Arizona,        7/04 at 100        AA     902,632
               Certificates of
               Participation, Series
               1994, 6.375%, 7/01/09
          175 Business Development            7/02 at 102       AAA     182,179
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease Revenue
               Refunding Bonds, Series
               1992, 6.250%, 7/01/12

-------------------------------------------------------------------------------
              Transportation - 1.1%
          500 City of Phoenix, Arizona,       7/04 at 102       AAA     532,175
               Airport Revenue Bonds,
               Series 1994D, 6.400%,
               7/01/12 (Alternative
               Minimum Tax)
          500 Airport Authority Inc.,        12/00 at 102       AAA     510,825
               City of Tucson, Arizona,
               Revenue Bonds, Series
               1990B, 7.125%, 6/01/15
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 20.9%
          300 Arizona Health Facilities       9/03 at 100       AAA     313,509
               Authority, Hospital System
               Revenue Refunding Bonds
               (Phoenix Baptist Hospital
               and Medical Center, Inc.
               and Medical Environments,
               Inc.), Series 1992,
               6.250%, 9/01/11
          200 Arizona Municipal Financing    No Opt. Call       AAA     237,818
               Program, Certificates of
               Participation, Series 20,
               7.700%, 8/01/10
          300 Arizona Board of Regents,       7/02 at 101       Aaa     314,868
               Arizona State University
               System Revenue Bonds,
               Series 1989, 7.000%,
               7/01/15 (Pre-refunded to
               7/01/02)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Arizona Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)
  $       155 City of Chandler,               7/01 at 101       AAA $   158,914
               Arizona, General
               Obligation Refunding
               Bonds, Series 1991,
               7.000%, 7/01/12
               (Pre-refunded to
               7/01/01)
              Sedona-Oak Creek Joint
              Unified School District
              No. 9 of Coconino and
              Yavapai Counties,
              Arizona, School
              Improvement Bonds
              (Project of 1992), Series
              A 1992:
          250  6.700%, 7/01/06 (Pre-          7/01 at 101     A-***     255,840
               refunded to 7/01/01)
          250  6.750%, 7/01/07 (Pre-          7/01 at 101     A-***     255,913
               refunded to 7/01/01)
          385 The Industrial                  5/06 at 102       AAA     418,021
               Development Authority of
               the City of Glendale,
               Arizona, Revenue Bonds
               (Midwestern University),
               Series 1996A, 6.000%,
               5/15/16 (Pre-refunded to
               5/15/06)
        1,000 Hospital District No.           6/06 at 101      A***   1,092,860
               One, Maricopa County,
               Arizona, General
               Obligation Bonds, Series
               1996, 6.500%, 6/01/17
               (Pre-refunded to
               6/01/06)
          325 Maricopa County, Arizona,      No Opt. Call       AAA     376,724
               Hospital Revenue Bonds,
               Series 1980 (St. Lukes
               Hospital Medical
               Center), 8.750%, 2/01/10
        2,775 The Industrial                 No Opt. Call       AAA   3,270,088
               Development Authority of
               the County of Maricopa,
               Arizona, Hospital System
               Revenue Refunding Bonds
               (Samaritan Health
               Services), Series 1990A,
               7.000%, 12/01/16
       12,050 The Industrial                 No Opt. Call       AAA   5,353,936
               Development Authority of
               the County of Maricopa,
               Arizona, Single Family
               Mortgage Revenue Bonds,
               Series 1984, 0.000%,
               2/01/16
          270 Peoria Unified School           7/01 at 101       AAA     275,891
               District No. 11 of
               Maricopa County,
               Arizona, School
               Improvement and
               Refunding Bonds, Series
               1992, 6.400%, 7/01/10
               (Pre-refunded to
               7/01/01)
          500 City of Phoenix, Arizona,       7/02 at 102     AA***     524,240
               Senior Lien Street and
               Highway User Revenue
               Bonds, Series 1992,
               6.250%, 7/01/11
          460 Pima County, Arizona,           7/01 at 101       AAA     470,957
               Sewer Revenue Refunding
               Bonds, Series 1991,
               6.750%, 7/01/15 (Pre-
               refunded to 7/01/01)
        1,925 Tatum Ranch Community           7/02 at 102    N/R***   2,031,376
               Facilities District,
               Arizona, District
               General Obligation
               Bonds, Series 1991A,
               6.875%, 7/01/16 (Pre-
               refunded to 7/01/02)
          420 Tempe Union High School         7/04 at 101       AAA     444,856
               District No. 213 of
               Maricopa County,
               Arizona, School
               Improvement and
               Refunding Bonds, Series
               1994, 6.000%, 7/01/12
               (Pre-refunded to
               7/01/04)
        8,065 Tucson and Pima County         No Opt. Call       AAA   3,819,261
               Industrial Development
               Authorities, Single
               Family Mortgage Revenue
               Bonds, Series 1983A,
               0.000%, 12/01/14
          500 City of Tucson, Arizona,        7/04 at 101       AAA     533,690
               General Obligation
               Bonds, Series 1984-G
               (1994), 6.250%, 7/01/18
               (Pre-refunded to
               7/01/04)
           75 Business Development            7/02 at 102       AAA      78,565
               Finance Corporation,
               Tucson, Arizona, Local
               Development Lease
               Revenue Refunding Bonds,
               Series 1992, 6.250%,
               7/01/12 (Pre-refunded to
               7/01/02)

-------------------------------------------------------------------------------
              Utilities - 6.5%
            5 Central Arizona Water           5/01 at 102       AA-       5,136
               Conservation District,
               Contract Revenue Bonds
               (Central Arizona
               Project), Series B 1991,
               6.500%, 11/01/11
        2,000 Pollution Control              10/06 at 102       BBB   1,930,280
               Corporation, Coconino
               County, Arizona,
               Pollution Control
               Revenue Bonds (Nevada
               Power Company Project),
               Series 1996, 6.375%,
               10/01/36 (Alternative
               Minimum Tax)
          500 Industrial Development          2/01 at 100        A-     500,440
               Authority, Mohave
               County, Arizona,
               Industrial Development
               Revenue Bonds (Citizens
               Utilities Company
               Project), Series 1991B,
               7.150%, 2/01/26
               (Alternative Minimum
               Tax)
          500 The Industrial                 11/03 at 101        A-     510,395
               Development Authority of
               the County of Mohave,
               Arizona, Industrial
               Development Revenue
               Bonds, 1994 Series
               (Citizen Utilities
               Company Projects),
               6.600%, 5/01/29
               (Alternative Minimum
               Tax)
          195 The Industrial                  1/02 at 103       AAA     204,939
               Development Authority of
               the County of Pima,
               Arizona, Industrial
               Development Lease
               Obligation Refunding
               Revenue Bonds (Irvington
               Project), 1988 Series A,
               7.250%, 7/15/10
        2,000 Puerto Rico Electric        7/08 at 101 1/2        A-   1,792,100
               Power Authority, Power
               Revenue Bonds, Series
               EE, 4.750%, 7/01/24
          500 Salt River Project             No Opt. Call        AA     536,335
               Agricultural Improvement
               and Power District,
               Arizona, Salt River
               Project Electric System
               Refunding Revenue Bonds,
               1993 Series A, 5.750%,
               1/01/10
        1,000 The Industrial                  6/07 at 101        A-     858,660
               Development Authority of
               the County of Yavapai,
               Arizona, Industrial
               Development Revenue
               Bonds, 1998 Series
               (Citizens Utilities
               Company Project),
               5.450%, 6/01/33
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
10

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Water and Sewer - 6.1%

  $       750 City of Chandler, Arizona,      7/01 at 101       AAA $   767,183
               Water and Sewer Revenue
               Refunding Bonds, Series
               1991, 6.750%, 7/01/06

              City of Cottonwood,
               Arizona, Sewer Revenue
               Refunding Bonds, Series
               1992:
          500  6.900%, 7/01/03                7/02 at 101      BBB-     518,755
          100  7.000%, 7/01/06                7/02 at 101      BBB-     103,746
          100  7.000%, 7/01/07                7/02 at 101      BBB-     103,746

              City of Phoenix Civic
              Improvement Corporation,
              Arizona, Junior Lien
              Wastewater System Revenue
              Bonds, Series 2000:
        1,290  6.125%, 7/01/14                7/10 at 101       AAA   1,412,073
        1,000  6.250%, 7/01/17                7/10 at 101       AAA   1,092,860

          540 Pima County, Arizona, Sewer     7/01 at 101       AAA     551,837
               Revenue Refunding Bonds,
               Series 1991, 6.750%,
               7/01/15

          800 Sedona, Arizona, Sewer          7/04 at 101      BBB+     849,260
               Revenue Refunding Bonds,
               Series 1992, 7.000%,
               7/01/12

          500 City of Tucson, Arizona,        7/01 at 102       Aa3     515,830
               Water System Revenue
               Bonds, Series 1991,
               6.700%, 7/01/12

-------------------------------------------------------------------------------
  $   106,100 Total Investments (cost                                95,739,788
               $92,689,458) - 98.7%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       1,285,668
               Liabilities - 1.3%
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $97,025,456
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Colorado Municipal Bond Fund
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Consumer Staples - 2.5%

     $  1,000 The Children's Trust Fund,      7/10 at 100       Aa3 $ 1,001,040
               Tobacco Settlement Asset-
               Backed Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.1%

          500 Colorado Educational and       12/10 at 100        AA     518,540
               Cultural Facilities
               Authority, School Revenue
               Bonds (Ave Maria School
               Project), Series 2000,
               6.125%, 12/01/25

        1,500 Hyland Hills Park and          12/06 at 101       N/R   1,573,350
               Recreation District, Adams
               County, Colorado, Special
               Revenue Refunding and
               Improvement Bonds,
               Series 1996A,
               6.750%, 12/15/15

-------------------------------------------------------------------------------
              Healthcare - 15.2%

        1,000 Aspen Valley Hospital           4/10 at 100       N/R   1,027,000
               District, Pitkin County,
               Colorado, Revenue Bonds,
               Series 2000,
               6.800%, 10/15/24

          750 Colorado Health Facilities      9/08 at 100      Baa1     601,687
               Authority, Hospital
               Revenue Bonds (Parkview
               Medical Center, Inc.
               Project), Series 1998,
               5.300%, 9/01/25

        2,500 Colorado Health Facilities      9/09 at 101       N/R   2,053,900
               Authority, Revenue Bonds
               (Steamboat Springs Health
               Care Association Project),
               Series 1999,
               5.700%, 9/15/23

        1,250 City of Colorado Springs,      12/10 at 100        A-   1,238,400
               Colorado, Hospital Revenue
               Bonds, Series 2000,
               6.375%, 12/15/30

        1,250 Board of Trustees for the       7/08 at 101       N/R     995,513
               Gunnison Valley Hospital
               (Gunnison County,
               Colorado), Hospital
               Revenue Bonds,
               Series 1998,
               5.625%, 7/01/23

          250 County of Pueblo, Colorado,     9/01 at 101       AAA     256,893
               Insured Hospital Refunding
               Revenue Bonds (Parkview
               Episcopal Medical Center,
               Inc. Project),
               Series 1991A,
               7.000%, 9/01/09

-------------------------------------------------------------------------------
              Housing/Multifamily - 13.4%

        1,265 Boulder County, Colorado,       6/09 at 100       N/R   1,167,937
               Multifamily Housing
               Refunding and Improvement
               Revenue Bonds (Thistle
               Community Housing
               Project), Series 1999,
               6.375%, 6/01/29

          460 Colorado Housing and            4/05 at 102       AA+     474,541
               Finance Authority,
               Multifamily Housing
               Insured Mortgage Revenue
               Bonds, 1995 Series A,
               6.650%, 10/01/28
               (Alternative Minimum Tax)

        2,800 City of Englewood,             12/06 at 102      BBB+   2,800,000
               Colorado, Multifamily
               Housing Revenue Refunding
               Bonds (Marks Apartments
               Project), Series 1996,
               6.650%, 12/01/26

        1,000 City of Lakewood, Colorado,    10/05 at 102       AAA   1,037,040
               Multifamily Housing
               Mortgage Revenue Bonds
               (FHA-Insured Mortgage
               Loan -  The Heights by
               Marston Lake Project),
               Series 1995,
               6.650%, 10/01/25
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               12.7%

          995 Colorado Housing and           10/09 at 105       Aa2   1,103,594
               Finance Authority, Single
               Family Program Senior
               Bonds, 1999 Series C-3,
               6.750%, 10/01/21

        1,700 Colorado Housing and           10/09 at 105       Aa2   1,939,173
               Finance Authority, Single
               Family Program Senior
               Bonds, 2000 Series A-2,
               7.450%, 10/01/16
               (Alternative Minimum Tax)

        1,000 Colorado Housing and            4/10 at 105        AA   1,141,580
               Finance Authority, Single
               Family Program Senior
               Bonds, 2000 Series C-3,
               7.150%, 10/01/30

          120 Colorado Housing and            8/01 at 102       AA+     123,527
               Finance Authority, Single
               Family Program Senior
               Bonds, 1991 Issue C-2
               (Federally Insured or
               Guaranteed Mortgage
               Loans), 7.375%, 8/01/23
               (Alternative Minimum Tax)

          850 Colorado Housing and           No Opt. Call       Aa1     584,409
               Finance Authority, Single
               Family Housing Revenue
               Refunding Bonds,
               1991 Series A,
               0.000%, 11/01/06

           85 Pueblo County, Colorado,        6/02 at 102       AA-      87,684
               Single Family Mortgage
               Revenue Bonds (GNMA and
               FNMA Mortgage-Backed
               Securities Program),
               Series 1994A,
               6.850%, 12/01/25

          215 Pueblo County, Colorado,       11/04 at 102       AAA     223,280
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA and FNMA
               Mortgage-Backed Securities
               Program), Series 1994A,
               7.050%, 11/01/27

-------------------------------------------------------------------------------
              Long-Term Care - 8.6%

        1,000 Colorado Health Facilities      1/07 at 101       N/R     984,870
               Authority, First Mortgage
               Revenue Bonds (Christian
               Living Campus - Johnson
               Center Nursing Facility
               Refunding Project),
               Series 1997A,
               7.050%, 1/01/19

        2,500 Colorado Health Facilities      9/09 at 102      Baa2   2,212,325
               Authority, Health
               Facilities Revenue Bonds
               (National Benevolent
               Association -  Village at
               Skyline Project),
               Series 1999A,
               6.375%, 9/01/29

          300 Colorado Health Facilities      3/10 at 101      Baa2     296,226
               Authority, Health
               Facilities Revenue Bonds
               (National Benevolent
               Association -  Village at
               Skyline Project),
               Series 2000C,
               7.000%, 3/01/24


--------------------------------------------------------------------------------
12

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/General -
               3.1%

     $    450 Cherry Creek Vista Park        10/02 at 100       N/R $   464,189
               and Recreation
               District, Colorado,
               General Obligation
               Refunding and
               Improvement Bonds,
               Series 1992B,
               6.875%, 10/01/11

          500 El Paso School District        12/04 at 100       AA-     535,180
               No. RJ-1, El Paso and
               Elbert Counties,
               Colorado, General
               Obligation Bonds,
               Series 1995,
               6.800%, 12/01/14

          250 Pitkin County, Colorado,       12/04 at 102        A2     271,060
               General Obligation Open
               Space Refunding and
               Improvement Bonds,
               Series 1994,
               6.875%, 12/01/24

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               13.9%

        1,000 Colorado Department of      6/10 at 100 1/2       AAA   1,070,780
               Transportation,
               Transportation Revenue
               Anticipation Notes,
               Series 2000,
               6.000%, 6/15/15

        1,250 Colorado Educational and        9/11 at 100      Baa3   1,220,038
               Cultural Facilities
               Authority, Charter
               School Revenue Bonds
               (Bromley East Charter
               School Project),
               Series 2000A,
               7.250%, 9/15/30

        1,000 Colorado Educational and       12/10 at 101       BBB     995,120
               Cultural Facilities
               Authority, Charter
               School Revenue Bonds
               (Academy Charter School
               Project - Douglas
               County School District
               1), Series 2000,
               6.875%, 12/15/20

          500 Douglas County,                10/10 at 100       AAA     506,770
               Colorado, Open Space
               and Use Sales Tax
               Revenue Bonds,
               Series 2000,
               5.625%, 10/15/20

        1,000 Puerto Rico Highway and         7/10 at 101         A   1,111,230
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

          750 City of Woodland Park,         12/03 at 101        AA     784,658
               Colorado, Limited Sales
               Tax Refunding Bonds,
               Series 1994B,
               6.400%, 12/01/12

-------------------------------------------------------------------------------
              Transportation - 7.4%

          500 City and County of             10/02 at 102      Baa3     493,135
               Denver, Colorado,
               Special Facilities
               Airport Revenue Bonds
               (United Air Lines
               Project), Series 1992A,
               6.875%, 10/01/32
               (Alternative
               Minimum Tax)

        3,500 E-470 Public Highway       9/10 at 79 29/32       AAA   1,635,305
               Authority, Colorado,
               Senior Revenue Bonds,
               Series 2000A and
               Series 2000B,
               0.000%, 9/01/14

          900 Eagle County Air                5/06 at 101       N/R     912,222
               Terminal Corporation,
               Airport Terminal
               Project Revenue Bonds,
               Series 1996,
               7.500%, 5/01/21
               (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 14.3%

        2,000 E-470 Public Highway       8/05 at 95 29/32       AAA   1,534,240
               Authority, Arapahoe
               County, Colorado,
               Capital Improvement
               Trust Fund Highway
               Revenue Bonds (Senior)
               (E-470 Project),
               0.000%, 8/31/06 (Pre-
               refunded to 8/31/05)

        4,000 Arapahoe County,               No Opt. Call       AAA   2,466,360
               Colorado, Single Family
               Mortgage Revenue Bonds,
               Series 1984A,
               0.000%, 9/01/10

          300 Colorado Health                 8/01 at 102       AAA     311,334
               Facilities Authority,
               Revenue Bonds (Rose
               Medical Center),
               Series 1991,
               7.000%, 8/15/21 (Pre-
               refunded to 8/15/01)

          900 City of Colorado               No Opt. Call       AAA   1,030,923
               Springs, Colorado,
               Utilities System
               Revenue Bonds,
               Series 1978B,
               6.600%, 11/15/18

          240 Colorado Student                9/02 at 102      A***     249,449
               Obligation Bond
               Authority, Student Loan
               Revenue Bonds,
               1992 Series C,
               7.150%, 9/01/06
               (Alternative Minimum
               Tax) (Pre-refunded to
               9/01/02)

          250 City and County of              3/01 at 102       AAA     256,893
               Denver, Colorado,
               Industrial Development
               Revenue Bonds
               (University of Denver
               Project), Series 1991,
               7.500%, 3/01/16 (Pre-
               refunded to 3/01/01)

-------------------------------------------------------------------------------
              Water and Sewer - 2.8%

        1,000 Arapahoe County Water          12/09 at 100       N/R   1,020,440
               and Wastewater
               Authority, Colorado,
               Water and Wastewater
               Revenue Bonds,
               Series 1999,
               6.600%, 12/01/24

          120 Colorado Water Resources       11/02 at 100       AAA     124,274
               and Power Development
               Authority, Small Water
               Resources Revenue
               Bonds, Series A,
               6.700%, 11/01/12

-------------------------------------------------------------------------------
     $ 44,700 Total Investments (cost                                40,436,109
               $39,905,995) - 99.0%
-------------------------------------------------------------------------------
------------

--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Colorado Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                             Optional Call                Market
 Amount (000) Description                   Provisions* Ratings**       Value
------------------------------------------------------------------------------
              Short-Term Investments -
               1.2%

     $    500 Pitkin County, Industrial                       A-1 $   500,000
               Development Refunding
               Bonds (Aspen Skiing
               Company Project),
               Series 1994A, Variable
               Rate Demand Bonds,
               4.250%, 4/10/16+
------------

         ---------------------------------------------------------------------
              Other Assets Less                                       (97,914)
               Liabilities - (0.2)%
         ---------------------------------------------------------------------
              Net Assets - 100%                                   $40,838,195
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Portfolio of Investments (Unaudited)
                 Nuveen New Mexico Municipal Bond Fund
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 2.0%

      $ 1,000 Lordsburg, New Mexico,          4/03 at 102        A2 $ 1,021,790
               Pollution Control
               Revenue Refunding Bonds
               (Phelps Dodge
               Corporation Project),
               Series 1993, 6.500%,
               4/01/13

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 12.4%

        1,600 New Mexico Educational          4/02 at 102       AAA   1,666,064
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Series 1992A,
               6.850%, 4/01/05
               (Alternative Minimum
               Tax)

          360 New Mexico Educational         12/02 at 101       Aaa     372,971
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Senior 1992
               Series One-A,
               6.550%, 12/01/05
               (Alternative Minimum
               Tax)

          100 New Mexico Educational         12/02 at 101         A     102,261
               Assistance Foundation,
               Student Loan Revenue
               Bonds, Subordinate 1992
               Series One-B, 6.850%,
               12/01/05 (Alternative
               Minimum Tax)

          650 New Mexico Educational         No Opt. Call       Aaa     669,637
               Assistance Foundation,
               Student Loan Purchase
               Bonds, Senior 1995
               Series IV-A1, 6.500%,
               3/01/04 (Alternative
               Minimum Tax)

              City of Santa Fe, New
              Mexico, Educational
              Facilities Revenue
              Improvement and
              Refunding Revenue Bonds
              (College of Santa Fe
              Project), Series 1997:
          500 6.000%, 10/01/13               10/07 at 100      BBB-     506,795
          500 5.875%, 10/01/21               10/07 at 100      BBB-     482,500

          500 City of Santa Fe, New          10/07 at 100      BBB-     441,520
               Mexico, Educational
               Facilities Improvement
               Revenue Bonds (College
               of Santa Fe Project),
               Series 1998A, 5.500%,
               10/01/28

        2,000 Regents of the                 No Opt. Call        AA   2,143,560
               University of New
               Mexico, System Revenue
               Refunding Bonds, Series
               1992A, 6.000%, 6/01/21

-------------------------------------------------------------------------------
              Healthcare - 4.4%

        3,000 New Mexico Hospital             6/08 at 101      Baa2   2,261,070
               Equipment Loan Council,
               Hospital Revenue Bonds,
               Series 1998 (Memorial
               Medical Center Inc.
               Project), 5.500%,
               6/01/28

-------------------------------------------------------------------------------
              Housing/Multifamily -
               5.4%

        1,975 Bernalillo County, New          6/09 at 101       N/R   1,755,716
               Mexico, Multifamily
               Housing Refunding and
               Improvement Revenue
               Bonds, Series 1999 (El
               Centro Senior Housing
               Complex), 5.850%,
               6/15/29

        1,000 Las Cruces, New Mexico,         4/02 at 102        A2   1,020,700
               Housing Development
               Corporation,
               Multifamily Mortgage
               Revenue Refunding
               Bonds, Series 1993A,
               6.400%, 10/01/19

-------------------------------------------------------------------------------
              Housing/Single Family -
               23.0%

        1,845 New Mexico Mortgage             7/06 at 102       AAA   1,878,284
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1996
               Series D1, 6.250%,
               7/01/22

        1,405 New Mexico Mortgage             7/07 at 102       AAA   1,417,926
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1996
               Series G-2, 6.200%,
               7/01/28 (Alternative
               Minimum Tax)

        1,245 New Mexico Mortgage             7/05 at 102       AAA   1,294,576
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1995
               Series A, 6.650%,
               7/01/26 (Alternative
               Minimum Tax)

           15 New Mexico Mortgage             7/02 at 102       Aaa      15,030
               Finance Authority,
               Single Family Mortgage
               Purchase Refunding
               Senior Bonds, 1992
               Series A-1, 6.850%,
               7/01/10

          490 New Mexico Mortgage             7/02 at 102       AAA     501,314
               Finance Authority,
               Single Family Mortgage
               Purchase Refunding
               Senior Bonds, 1992
               Series A2, 6.900%,
               7/01/24

        1,000 New Mexico Mortgage             7/08 at 102       AAA     911,730
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 1998
               Series E-2, 5.200%,
               7/01/18 (Alternative
               Minimum Tax)

        2,000 New Mexico Mortgage        11/09 at 101 1/2       AAA   2,191,840
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series B, 7.000%,
               9/01/31 (Alternative
               Minimum Tax)

        2,285 New Mexico Mortgage         1/10 at 102 1/2       AAA   2,538,681
               Finance Authority,
               Single Family Mortgage
               Program Bonds, 2000
               Series C-2, 6.950%,
               9/01/31 (Alternative
               Minimum Tax)

        1,060 New Mexico Mortgage             9/09 at 100        A+   1,075,730
               Finance Authority,
               General Revenue Office
               Building Bonds, Series
               2000, 6.000%, 9/01/26


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen New Mexico Municipal Bond Fund (continued) November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Long-Term Care - 1.7%

      $   500 Las Cruces, New Mexico,        12/02 at 102       AAA $   519,475
               Health Facilities Revenue
               Refunding Bonds
               (Evangelical Lutheran Good
               Samaritan Society
               Project), Series 1992,
               6.450%, 12/01/17

          350 City of Socorro, New            5/04 at 102       AAA     369,149
               Mexico, Health Facilities
               Refunding Revenue Bonds
               (The Evangelical Lutheran
               Good Samaritan Society
               Project), Series 1994,
               6.000%, 5/01/08

-------------------------------------------------------------------------------
              Tax Obligation/General -
                2.4%

              Grants/Cibola County School
              District 1, New Mexico,
              General Obligation School
              Building Bonds,
              Series 1994:
          480 6.250%, 5/01/08                 5/04 at 100      Baa2     495,730
          510 6.250%, 5/01/09                 5/04 at 100      Baa2     525,907

          200 Torrance County, New            1/01 at 100       N/R     200,086
               Mexico, General Obligation
               Bonds, Series 1993,
               5.500%, 7/01/04

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                24.3%

        1,880 City of Albuquerque, New       No Opt. Call       AAA   1,097,450
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and Improvement
               Revenue Bonds, Series
               1991B, 0.000%, 7/01/11

        2,000 Bernalillo County, New         10/09 at 100        AA   1,921,980
               Mexico, Gross Receipts Tax
               Revenue Bonds, Series
               1999, 5.250%, 10/01/26

          250 Las Cruces, New Mexico,        12/02 at 101         A     259,215
               Gross Receipts Tax Revenue
               Refunding Bonds, Series
               1992, 6.250%, 12/01/05

              Puerto Rico Highway and
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996:
        3,050 5.500%, 7/01/36                 7/16 at 100         A   3,056,192
          750 5.000%, 7/01/36                 7/16 at 100         A     693,863

        1,000 Puerto Rico Highway and         7/10 at 101         A   1,111,230
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

        4,000 Santa Fe County, New           No Opt. Call       AAA   4,275,960
               Mexico, Correctional
               System Revenue Bonds,
               Series 1997, 6.000%,
               2/01/27

-------------------------------------------------------------------------------
              Transportation - 4.0%

        1,000 City of Albuquerque, New        1/01 at 105       AAA   1,050,980
               Mexico, Airport Revenue
               Bonds, Series 1995A,
               6.600%, 7/01/16
               (Alternative Minimum Tax)

        1,000 Puerto Rico Ports               6/06 at 102      Baa2   1,016,130
               Authority, Special
               Facilities Revenue Bonds,
               1996 Series A (American
               Airlines, Inc. Project),
               6.250%, 6/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 7.3%

        1,870 City of Albuquerque, New       No Opt. Call       AAA   1,102,945
               Mexico, Gross
               Receipts/Lodgers Tax
               Refunding and Improvement
               Revenue Bonds, Series
               1991B, 0.000%, 7/01/11

           90 Las Cruces, New Mexico,         7/02 at 102     A1***      94,363
               Joint Utility Refunding
               and Improvement Revenue
               Bonds, Series 1992,
               6.250%, 7/01/12

        1,000 Rio Grande Natural Gas          7/03 at 100     A3***   1,037,850
               Association (Dona Ana
               County, New Mexico),
               Natural Gas System
               Refunding and Improvement
               Revenue Bonds, Series
               1993, 6.125%, 7/01/13
               (Pre-refunded to 7/01/03)

          375 Sandoval County, New           11/02 at 102   Baa1***     398,276
               Mexico, Gross Receipts Tax
               Revenue Refunding Bonds,
               Series 1992,
               6.900%, 11/01/12 (Pre-
               refunded to 11/01/02)

          130 Sandoval County, New           12/02 at 102   Baa1***     137,318
               Mexico, Gross Receipts Tax
               Revenue Refunding Bonds,
               Series 1992A,
               6.500%, 12/01/06 (Pre-
               refunded to 12/01/02)

          500 County of Sandoval, New        11/05 at 101    N/R***     561,295
               Mexico, Gross Receipts Tax
               Revenue Bonds, Subordinate
               Series 1994,
               7.150%, 11/01/10 (Pre-
               refunded to 11/01/05)

          327 Santa Fe County, New           No Opt. Call       Aaa     407,616
               Mexico, Office and
               Training Facilities
               Project Revenue Bonds,
               Series 1990,
               9.000%, 7/01/07

-------------------------------------------------------------------------------
              Utilities - 9.6%

          875 City of Farmington, New       12/02 at 102        AAA     907,830
               Mexico, Pollution Control
               Revenue Refunding Bonds
               (Public Service Company of
               New Mexico - San Juan and
               Four Corners Projects),
               1992 Series A, 6.375%,
               12/15/22

        2,000 City of Farmington, New       10/09 at 102       BBB-   1,929,940
               Mexico, Pollution Control
               Revenue Bonds (Public
               Service Company of New
               Mexico), 1999 Series A,
               6.600%, 10/01/29
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
16

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
------------------------------------------------------------------------------
              Utilities (continued)

      $ 1,000 South Central Solid Waste     6/05 at 100         A3 $ 1,015,530
               Authority, City of Las
               Cruces, New Mexico,
               Environmental Services
               Gross
               Receipts Tax/Project
               Revenue Bonds, Series
               1995, 6.000%, 6/01/16

        1,000 Incorporated County of Los    7/04 at 102        AAA   1,056,440
               Alamos, New Mexico,
               Utility System Revenue
               Bonds, Series 1994A,
               6.000%, 7/01/15

------------------------------------------------------------------------------
              Water and Sewer - 1.4%

        1,000 City of Albuquerque, New     No Opt. Call        AAA     727,470
               Mexico, Joint Water and
               Sewer System Revenue
               Bonds, Series 1990A,
               0.000%, 7/01/07

------------------------------------------------------------------------------
      $51,667 Total Investments (cost                               50,239,915
              $49,378,982) - 97.9%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      1,093,292
              Liabilities - 2.1%
         ---------------------------------------------------------------------
              Net Assets - 100%                                    $51,333,207
         ---------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.

         ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17

                 Statement of Net Assets (Unaudited)
                 November 30, 2000


                                               Arizona    Colorado  New Mexico
------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                              $95,739,788 $40,436,109 $50,239,915
Temporary investments in short-term
 municipal securities, at amortized cost,
 which approximates market value                    --     500,000          --
Cash                                                --          --     279,522
Receivables:
 Interest                                    1,683,397     671,284   1,028,274
 Investments sold                               10,400     197,331      70,000
 Shares sold                                   122,988          --          --
Other assets                                       314         105         124
------------------------------------------------------------------------------
  Total assets                              97,556,887  41,804,829  51,617,835
------------------------------------------------------------------------------
Liabilities
Cash overdraft                                 133,347     683,754          --
Payable for shares redeemed                     87,953     136,199     121,734
Accrued expenses:
 Management fees                                43,866      18,541      23,164
 12b-1 distribution and service fees            17,575      10,387      11,163
 Other                                          82,431      50,901      48,955
Dividends payable                              166,259      66,852      79,612
------------------------------------------------------------------------------
  Total liabilities                            531,431     966,634     284,628
------------------------------------------------------------------------------
Net assets                                 $97,025,456 $40,838,195 $51,333,207
------------------------------------------------------------------------------
Class A Shares
Net assets                                 $67,973,207 $32,202,733 $45,653,788
Shares outstanding                           6,358,734   3,266,425   4,557,081
Net asset value and redemption price per
 share                                     $     10.69 $      9.86 $     10.02
Offering price per share (net asset value
 per share plus maximum sales charge of
 4.20% of offering price)                  $     11.16 $     10.29 $     10.46
------------------------------------------------------------------------------
Class B Shares
Net assets                                 $ 3,895,875 $ 4,760,742 $ 2,929,283
Shares outstanding                             364,696     482,140     292,435
Net asset value, offering and redemption
 price per share                           $     10.68 $      9.87 $     10.02
------------------------------------------------------------------------------
Class C Shares
Net assets                                 $ 5,819,757 $ 2,655,123 $ 2,257,666
Shares outstanding                             544,643     269,470     225,436
Net asset value, offering and redemption
 price per share                           $     10.69 $      9.85 $     10.01
------------------------------------------------------------------------------
Class R Shares
Net assets                                 $19,336,617 $ 1,219,597 $   492,470
Shares outstanding                           1,809,258     123,775      49,038
Net asset value, offering and redemption
 price per share                           $     10.69 $      9.85 $     10.04
------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2000



                                               Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
Investment Income                           $2,967,172  $1,320,478  $1,527,971
-------------------------------------------------------------------------------
Expenses
Management fees                                271,464     115,004     141,077
12b-1 service fees - Class A                    69,604      33,012      45,590
12b-1 distribution and service fees -
  Class B                                       18,807      21,972      13,805
12b-1 distribution and service fees -
  Class C                                       21,330      11,137       8,719
Shareholders' servicing agent fees and
 expenses                                       39,766      15,956      19,844
Custodian's fees and expenses                   29,931      23,239      24,317
Trustees' fees and expenses                      2,326         602         752
Professional fees                               10,363       5,914       5,587
Shareholders' reports - printing and
 mailing expenses                               24,542      11,643      12,923
Federal and state registration fees              6,518       2,507       3,559
Other expenses                                   4,290       1,958       3,323
-------------------------------------------------------------------------------
Total expenses before custodian fee credit     498,941     242,944     279,496
 Custodian fee credit                           (4,267)     (2,944)     (3,211)
-------------------------------------------------------------------------------
Net expenses                                   494,674     240,000     276,285
-------------------------------------------------------------------------------
Net investment income                        2,472,498   1,080,478   1,251,686
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investment
 transactions                                  124,566     184,894     (58,034)
Net change in unrealized appreciation or
 depreciation of investments                 4,107,603   1,344,569   1,920,944
-------------------------------------------------------------------------------
Net gain from investments                    4,232,169   1,529,463   1,862,910
-------------------------------------------------------------------------------
Net increase in net assets from operations  $6,704,667  $2,609,941  $3,114,596
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

                 Statement of Changes in Net Assets (Unaudited)


                                     Arizona                        Colorado                       New Mexico
                          ------------------------------  ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                  11/30/00       5/31/00          11/30/00       5/31/00          11/30/00       5/31/00
-------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income          $ 2,472,498  $  5,280,363       $ 1,080,478  $  2,129,646       $ 1,251,686  $  2,613,862
Net realized gain (loss)
 from investment
 transactions                      124,566      (147,776)          184,894    (1,306,721)          (58,034)     (736,135)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     4,107,603    (9,625,510)        1,344,569    (3,795,185)        1,920,944    (4,420,670)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                      6,704,667    (4,492,923)        2,609,941    (2,972,260)        3,114,596    (2,542,943)
-------------------------------------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (1,711,110)   (3,837,164)         (850,826)   (1,799,890)       (1,112,024)   (2,481,236)
 Class B                           (82,191)     (168,450)         (100,905)     (195,981)          (59,735)     (110,796)
 Class C                          (125,130)     (264,023)          (69,504)     (122,161)          (49,949)     (103,680)
 Class R                          (498,221)   (1,050,036)          (31,813)      (52,929)          (11,982)      (22,146)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --      (517,437)               --       (94,558)               --            --
 Class B                                --       (27,725)               --       (12,163)               --            --
 Class C                                --       (38,643)               --        (6,962)               --            --
 Class R                                --      (134,127)               --        (2,226)               --            --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (2,416,652)   (6,037,605)       (1,053,048)   (2,286,870)       (1,233,690)   (2,717,858)
-------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       3,585,133    11,878,838         2,389,730    10,560,611         1,848,307     4,468,682
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                     995,741     2,671,878           378,447       881,892           477,999     1,021,846
-------------------------------------------------------------------------------------------------------------------------
                                 4,580,874    14,550,716         2,768,177    11,442,503         2,326,306     5,490,528
Cost of shares redeemed         (9,401,609)  (25,053,359)       (4,922,204)  (11,690,132)       (4,140,604)  (10,871,056)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             (4,820,735)  (10,502,643)       (2,154,027)     (247,629)       (1,814,298)   (5,380,528)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                    (532,720)  (21,033,171)         (597,134)   (5,506,759)           66,608   (10,641,329)
Net assets at the
 beginning of period            97,558,176   118,591,347        41,435,329    46,942,088        51,266,599    61,907,928
-------------------------------------------------------------------------------------------------------------------------
Net assets at the end of
 period                        $97,025,456  $ 97,558,176       $40,838,195  $ 41,435,329       $51,333,207  $ 51,266,599
-------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period             $    19,330  $    (36,516)      $   (13,236) $    (40,666)      $  (49,197)  $    (67,193)
-------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), the Nuveen Colo-rado Municipal Bond Fund ("Colorado") and the Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2000, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market dis-count as amounts in excess of $.001 per share. Furthermore, the Funds intend to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to re-tain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.


-------------------------------------------------------------------------------
21

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2000.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                 Arizona
                               -----------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/00                 5/31/00
                               ---------------------  ------------------------
                                 Shares       Amount      Shares        Amount
-------------------------------------------------------------------------------
Shares sold:
 Class A                        171,449  $ 1,817,072     726,643  $  7,660,379
 Class B                        100,234    1,056,885      74,778       798,568
 Class C                         46,754      496,328     142,388     1,504,921
 Class R                         20,279      214,848     183,749     1,914,970
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         57,422      606,410     159,034     1,681,809
 Class B                          2,257       23,813       5,876        62,104
 Class C                          5,821       61,520      13,050       137,901
 Class R                         28,798      303,998      74,773       790,064
-------------------------------------------------------------------------------
                                433,014    4,580,874   1,380,291    14,550,716
-------------------------------------------------------------------------------
Shares redeemed:
 Class A                       (660,739)  (7,009,298) (1,780,585)  (18,652,260)
 Class B                        (97,555)  (1,031,099)    (92,844)     (971,413)
 Class C                        (24,863)    (261,847)   (209,947)   (2,201,029)
 Class R                       (103,437)  (1,099,365)   (309,480)   (3,228,657)
-------------------------------------------------------------------------------
                               (886,594)  (9,401,609) (2,392,856)  (25,053,359)
-------------------------------------------------------------------------------
Net increase (decrease)        (453,580) $(4,820,735) (1,012,565) $(10,502,643)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
22

                                            Colorado
                         --------------------------------------------------
                           Six Months Ended             Year Ended
                               11/30/00                   5/31/00
                         ----------------------  --------------------------
                            Shares       Amount       Shares         Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    86,056  $   839,986      496,701  $   5,003,526
 Class B                    83,539      820,943      161,447      1,601,899
 Class C                    22,580      222,727      142,069      1,392,811
 Class R                    51,482      506,074      259,710      2,562,375
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    28,946      282,517       68,272        678,948
 Class B                     4,771       46,626       11,906        118,577
 Class C                     2,329       22,709        3,436         34,089
 Class R                     2,725       26,595        5,085         50,278
----------------------------------------------------------------------------
                           282,428    2,768,177    1,148,626     11,442,503
----------------------------------------------------------------------------
Shares redeemed:
 Class A                  (264,219)  (2,591,282)    (819,108)    (8,096,918)
 Class B                   (82,584)    (812,630)    (110,619)    (1,077,525)
 Class C                   (83,291)    (815,629)     (48,594)      (475,455)
 Class R                   (71,755)    (702,663)    (204,337)    (2,040,234)
----------------------------------------------------------------------------
                          (501,849)  (4,922,204)  (1,182,658)   (11,690,132)
----------------------------------------------------------------------------
Net increase (decrease)   (219,421) $(2,154,027)     (34,032) $    (247,629)
----------------------------------------------------------------------------

                                           New Mexico
                         --------------------------------------------------
                           Six Months Ended             Year Ended
                               11/30/00                   5/31/00
                         ----------------------  --------------------------
                            Shares       Amount       Shares         Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                   150,362  $ 1,502,345      338,017  $   3,386,367
 Class B                    19,486      192,716       68,420        687,416
 Class C                    12,419      123,244       28,292        286,236
 Class R                     3,036       30,002       11,121        108,663
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    42,324      419,909       90,985        908,337
 Class B                     3,069       30,446        5,889         58,613
 Class C                     1,654       16,397        3,709         37,102
 Class R                     1,130       11,247        1,781         17,794
----------------------------------------------------------------------------
                           233,480    2,326,306      548,214      5,490,528
----------------------------------------------------------------------------
Shares redeemed:
 Class A                  (377,854)  (3,734,952)  (1,009,877)   (10,055,696)
 Class B                   (11,475)    (114,194)     (50,297)      (509,158)
 Class C                   (29,101)    (291,458)     (17,821)      (175,367)
 Class R                        --           --      (13,176)      (130,835)
----------------------------------------------------------------------------
                          (418,430)  (4,140,604)  (1,091,171)   (10,871,056)
----------------------------------------------------------------------------
Net increase (decrease)   (184,950) $(1,814,298)    (542,957) $  (5,380,528)
----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2000, to shareholders of record on De-cember 8, 2000, as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
Dividend per share:
 Class A              $.0435   $.0420     $.0405
 Class B               .0370    .0360      .0340
 Class C               .0390    .0375      .0360
 Class R               .0455    .0435      .0420
------------------------------------------------


--------------------------------------------------------------------------------
23

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2000, were as follows:

                                     Arizona     Colorado   New Mexico
------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities  $10,217,628  $ 7,864,517   $2,474,655
 Short-term municipal securities     500,000    1,000,000           --
Sales and maturities:
 Long-term municipal securities   16,280,918   11,136,568    4,879,913
 Short-term municipal securities     500,000      500,000           --
------------------------------------------------------------------------------

At November 30, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

                                     Arizona     Colorado   New Mexico
------------------------------------------------------------------------------
                                 $92,689,458  $41,242,513  $49,706,922
------------------------------------------------------------------------------

At May 31, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                     Arizona     Colorado   New Mexico
------------------------------------------------------------------------------
Expiration Year:
 2003                                $    --      $    --     $296,633
 2004                                     --           --      290,586
 2005                                     --           --           --
 2006                                     --           --           --
 2007                                     --           --           --
 2008                                148,632      470,202      411,479
------------------------------------------------------------------------------
Total                               $148,632     $470,202     $998,698
------------------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2000, were as follows:

                                     Arizona     Colorado   New Mexico
------------------------------------------------------------------------------
Gross unrealized:
 appreciation                    $ 4,655,283  $ 1,639,360  $ 1,881,660
 depreciation                     (1,604,953)  (1,945,764)  (1,348,667)
------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                  $ 3,050,330  $  (306,404) $   532,993
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For net assets over $2 billion      .4750 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2000, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Arizona Colorado New Mexico
-------------------------------------------------------
Sales charges collected     $33,907  $12,448    $14,012
Paid to authorized dealers   29,322   10,472     12,114
-------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
Commission advances  $45,532  $33,691     $5,028
------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2000, the Distributor retained such 12b-1 fees as follows:

                     Arizona Colorado New Mexico
------------------------------------------------
12b-1 fees retained  $20,326  $22,024    $12,075
------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2000, as follows:

               Arizona Colorado New Mexico
------------------------------------------
CDSC retained  $27,079  $17,146     $3,958
------------------------------------------

7. Composition of Net Assets

At November 30, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                          Arizona     Colorado   New Mexico
----------------------------------------------------------------------------
Capital paid-in                       $93,979,862  $41,443,143  $51,906,143
Undistributed (Over-distribution of)
 net investment income                     19,330      (13,236)     (49,197)
Accumulated net realized gain (loss)
 from investment transactions             (24,066)  (1,121,826)  (1,384,672)
Net unrealized appreciation of
 investments                            3,050,330      530,114      860,933
----------------------------------------------------------------------------
Net assets                            $97,025,456  $40,838,195  $51,333,207
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
25

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
ARIZONA**
                                                         From
                                          Net          and in
                                    Realized/          Excess
                               Net Unrealized          of Net                  Ending              Ending
                 Beginning Invest-    Invest-         Invest-                     Net                 Net
Year Ended       Net Asset    ment  ment Gain            ment  Capital          Asset      Total   Assets
May 31,              Value  Income     (Loss)  Total   Income    Gains  Total   Value Return (a)    (000)
---------------------------------------------------------------------------------------------------------
Class A (10/86)
 2001(e)            $10.24    $.27      $ .44  $ .71    $(.26)   $  --  $(.26) $10.69       6.97% $67,973
 2000                11.25     .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24      (3.75)  69,512
 1999                11.40     .53       (.09)   .44     (.54)    (.05)  (.59)  11.25       3.87   86,452
 1998                10.94     .55        .48   1.03     (.55)    (.02)  (.57)  11.40       9.56   85,922
 1997                10.73     .56        .27    .83     (.56)    (.06)  (.62)  10.94       7.85   82,567
 1996                10.85     .57       (.12)   .45     (.57)      --   (.57)  10.73       4.21   80,094
Class B (2/97)
 2001(e)             10.23     .23        .44    .67     (.22)      --   (.22)  10.68       6.59    3,896
 2000                11.24     .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23      (4.48)   3,680
 1999                11.39     .45       (.10)   .35     (.45)    (.05)  (.50)  11.24       3.12    4,180
 1998                10.94     .47        .47    .94     (.47)    (.02)  (.49)  11.39       8.67    1,620
 1997(d)             10.92     .16        .02    .18     (.16)      --   (.16)  10.94       1.64      347
Class C (2/94)
 2001(e)             10.23     .24        .45    .69     (.23)      --   (.23)  10.69       6.81    5,820
 2000                11.24     .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23      (4.28)   5,290
 1999                11.39     .47       (.09)   .38     (.48)    (.05)  (.53)  11.24       3.33    6,426
 1998                10.94     .49        .47    .96     (.49)    (.02)  (.51)  11.39       8.89    6,328
 1997                10.73     .50        .27    .77     (.50)    (.06)  (.56)  10.94       7.28    3,189
 1996                10.84     .51       (.11)   .40     (.51)      --   (.51)  10.73       3.75    1,970
Class R (2/97)
 2001(e)             10.24     .28        .44    .72     (.27)      --   (.27)  10.69       7.09   19,337
 2000                11.25     .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24      (3.53)  19,076
 1999                11.40     .56       (.10)   .46     (.56)    (.05)  (.61)  11.25       4.09   21,534
 1998                10.94     .57        .48   1.05     (.57)    (.02)  (.59)  11.40       9.79   20,504
 1997(d)             10.92     .19        .02    .21     (.19)      --   (.19)  10.94       1.96   19,031
---------------------------------------------------------------------------------------------------------
Class (Inception Date)
                               Ratios/Supplemental Data
                 -------------------------------------------------------------------------
                                           After            After Credit/
                  Before Credit/       Reimbursement        Reimbursement
                  Reimbursement             (b)                  (c)
ARIZONA**        -------------------- -------------------- --------------------
                              Ratio                Ratio                Ratio
                             of Net               of Net               of Net
                            Invest-              Invest-              Invest-
                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                 Expenses    Income   Expenses    Income   Expenses    Income
                       to        to         to        to         to        to
                  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended            Net       Net        Net       Net        Net       Net    Turnover
May 31,            Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------------
Class A (10/86)
 2001(e)              .99%*    5.02%*      .99%*    5.02%*      .98%*    5.03%*        10%
 2000                1.10      4.85       1.06      4.89       1.06      4.90          41
 1999                 .93      4.57        .84      4.67        .84      4.67          16
 1998                 .93      4.77        .83      4.87        .83      4.87          16
 1997                1.05      4.91        .83      5.13        .83      5.13          25
 1996                1.07      4.82        .69      5.20        .69      5.20          38
Class B (2/97)
 2001(e)             1.74*     4.27*      1.74*     4.27*      1.73*     4.28*         10
 2000                1.85      4.11       1.82      4.14       1.81      4.15          41
 1999                1.69      3.84       1.58      3.95       1.58      3.95          16
 1998                1.68      3.98       1.51      4.15       1.51      4.15          16
 1997(d)             1.67*     4.38*      1.62*     4.43*      1.62*     4.43*         25
Class C (2/94)
 2001(e)             1.54*     4.47*      1.54*     4.47*      1.53*     4.48*         10
 2000                1.65      4.31       1.61      4.34       1.60      4.35          41
 1999                1.48      4.03       1.39      4.12       1.39      4.12          16
 1998                1.48      4.20       1.35      4.33       1.35      4.33          16
 1997                1.59      4.37       1.38      4.58       1.38      4.58          25
 1996                1.63      4.24       1.23      4.64       1.23      4.64          38
Class R (2/97)
 2001(e)              .79*     5.22*       .79*     5.22*       .78*     5.23*         10
 2000                 .91      5.06        .87      5.09        .87      5.10          41
 1999                 .73      4.78        .64      4.87        .63      4.87          16
 1998                 .73      4.97        .63      5.07        .63      5.07          16
 1997(d)              .73*     5.32*       .67*     5.38*       .67*     5.38*         25
---------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Arizona.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
26

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
COLORADO**
                                                        From
                                         Net          and in
                                   Realized/          Excess
                Beginning     Net Unrealized          of Net                  Ending
                      Net Invest-    Invest-         Invest-                     Net
Year Ended May      Asset    ment  ment Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------------
                         Before Credit/           After            After Credit/
                         Reimbursement       Reimbursement(b)     Reimbursement(c)
COLORADO**              -------------------- -------------------- --------------------
                                     Ratio                Ratio                Ratio
                                    of Net               of Net               of Net
                                   Invest-              Invest-              Invest-
                        Ratio of      ment   Ratio of      ment   Ratio of      ment
                        Expenses    Income   Expenses    Income   Expenses    Income
                 Ending       to        to         to        to         to        to
                    Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended May   Assets      Net       Net        Net       Net        Net       Net    Turnover
31,               (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------
Class A (5/87)
 2001(e)           $ 9.50    $.26     $  .35  $ .61    $(.25)   $  --  $(.25) $ 9.86      6.48%
 2000               10.68     .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999               10.81     .50       (.1O)   .40     (.50)    (.03)  (.53)  10.68      3.76
 1998               10.15     .52        .66   1.18     (.52)      --   (.52)  10.81     11.85
 1997                9.79     .53        .35    .88     (.52)      --   (.52)  10.15      9.22
 1996                9.93     .54       (.13)   .41     (.55)      --   (.55)   9.79      4.14
Class B (2/97)
 2001(e)             9.52     .22        .35    .57     (.22)      --   (.22)   9.87      5.97
 2000               10.70     .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999               10.82     .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
 1998               10.16     .43        .68   1.11     (.45)      --   (.45)  10.82     11.03
 1997(d)            10.21     .12       (.06)   .06     (.11)      --   (.11)  10.16       .61
Class C (2/97)
 2001(e)             9.49     .23        .36    .59     (.23)      --   (.23)   9.85      6.20
 2000               10.67     .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999               10.80     .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
 1998               10.15     .46        .66   1.12     (.47)      --   (.47)  10.80     11.17
 1997(d)            10.13     .16        .02    .18     (.16)      --   (.16)  10.15      1.75
Class R (2/97)
 2001(e)             9.50     .27        .34    .61     (.26)      --   (.26)   9.85      6.47
 2000               10.69     .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999               10.81     .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
 1998               10.16     .54        .66   1.20     (.55)      --   (.55)  10.81     11.98
 1997(d)            10.21     .15       (.06)   .09     (.14)      --   (.14)  10.16       .85
-----------------------------------------------------------------------------------------------------
Class A (5/87)
 2001(e)        $32,203     1.05%*    5.27%*     1.05%*    5.27%*     1.03%*    5.28%*        19%
 2000            32,448     1.26      4.94       1.26      4.94       1.25      4.95          54
 1999            39,189     1.03      4.54        .96      4.61        .96      4.62          23
 1998            37,285     1.01      4.83       1.00      4.84       1.00      4.84          19
 1997            31,229     1.18      4.87        .74      5.31        .74      5.31          27
 1996            33,637     1.27      4.69        .55      5.41        .55      5.41          70
Class B (2/97)
 2001(e)          4,761     1.80*     4.52*      1.80*     4.52*      1.78*     4.53*         19
 2000             4,533     2.04      4.19       2.04      4.19       2.03      4.20          54
 1999             4,424     1.78      3.80       1.68      3.90       1.68      3.91          23
 1998             1,661     1.76      4.05       1.75      4.06       1.75      4.06          19
 1997(d)            444     1.78*     4.35*      1.53*     4.60*      1.53*     4.60*         27
Class C (2/97)
 2001(e)          2,655     1.60*     4.72*      1.60*     4.72*      1.58*     4.74*         19
 2000             3,113     1.89      4.38       1.89      4.38       1.88      4.39          54
 1999             2,464     1.58      4.00       1.49      4.10       1.49      4.10          23
 1998               875     1.56      4.24       1.55      4.25       1.55      4.25          19
 1997(d)            103     1.58*     4.67*      1.31*     4.94*      1.31*     4.94*         27
Class R (2/97)
 2001(e)          1,220      .85*     5.49*       .85*     5.49*       .83*     5.50*         19
 2000             1,342     1.11      5.16       1.11      5.16       1.10      5.17          54
 1999               864      .83      4.74        .76      4.81        .75      4.82          23
 1998               750      .81      5.02        .80      5.03        .80      5.03          19
 1997(d)            413      .83*     5.35*       .58*     5.60*       .58*     5.60*         27
-----------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Colorado.
(a) Total returns are calculated on net asset value without any sales charge and not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
27

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations     Less Distributions
                      ------------------------  ---------------------
NEW MEXICO**
                                     Net           From
                               Realized/         and in
                              Unrealized         Excess
            Beginning     Net    Invest-         of Net                Ending            Ending
                  Net Invest-       ment        Invest-                   Net               Net
Year Ended      Asset    ment       Gain           ment Capital         Asset     Total  Assets
May 31,         Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)   (000)
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2001(e)     $ 9.66    $.25     $ .35    $ .60   $(.24)  $--    $(.24) $10.02    6.28%  $45,654
 2000         10.58     .47      (.90)    (.43)   (.49)   --     (.49)   9.66   (4.09)   45,795
 1999         10.67     .49      (.09)     .40    (.49)   --     (.49)  10.58    3.74    56,315
 1998         10.16     .50       .51     1.01    (.50)   --     (.50)  10.67   10.17    54,959
 1997          9.81     .51       .35      .86    (.51)   --     (.51)  10.16    8.90    50,807
 1996         10.01     .51      (.19)     .32    (.52)   --     (.52)   9.81    3.18    51,173
Class B (2/97)
 2001(e)       9.66     .21       .35      .56    (.20)   --     (.20)  10.02    5.87     2,929
 2000         10.57     .40      (.90)    (.50)   (.41)   --     (.41)   9.66   (4.75)    2,717
 1999         10.67     .41      (.10)     .31    (.41)   --     (.41)  10.57    2.89     2,721
 1998         10.15     .43       .52      .95    (.43)   --     (.43)  10.67    9.46     1,408
 1997(d)      10.24     .12      (.10)     .02    (.11)   --     (.11)  10.15     .18       657
Class C (2/97)
 2001(e)       9.65     .22       .36      .58    (.22)   --     (.22)  10.01    6.00     2,258
 2000         10.58     .42      (.92)    (.50)   (.43)   --     (.43)   9.65   (4.71)    2,321
 1999         10.67     .43      (.09)     .34    (.43)   --     (.43)  10.58    3.22     2,393
 1998         10.16     .45       .51      .96    (.45)   --     (.45)  10.67    9.60     1,487
 1997(d)      10.23     .12      (.08)     .04    (.11)   --     (.11)  10.16     .43       155
Class R (2/97)
 2001(e)       9.68     .26       .35      .61    (.25)   --     (.25)  10.04    6.36       492
 2000         10.60     .49      (.90)    (.41)   (.51)   --     (.51)   9.68   (3.89)      434
 1999         10.70     .51      (.10)     .41    (.51)   --     (.51)  10.60    3.86       479
 1998         10.17     .53       .53     1.06    (.53)   --     (.53)  10.70   10.59       466
 1997(d)      10.23     .14      (.07)     .07    (.13)   --     (.13)  10.17     .71       362
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            ---------------------------------------------------------------
             Before Credit/        After         After Credit/
             Reimbursement    Reimbursement(b)  Reimbursement(c)
NEW MEXICO**----------------- ----------------- -----------------
                       Ratio             Ratio             Ratio
                          of                of                of
                         Net               Net               Net
                     Invest-           Invest-           Invest-
            Ratio of    ment  Ratio of    ment  Ratio of    ment
            Expenses  Income  Expenses  Income  Expenses  Income
                  to      to        to      to        to      to
             Average Average   Average Average   Average Average  Portfolio
Year Ended       Net     Net       Net     Net       Net     Net   Turnover
May 31,       Assets  Assets    Assets  Assets    Assets  Assets       Rate
-----------------------------------------------------------------------------------------------
Class A (9/92)
 2001(e)      1.02%*  4.93%*    1.02%*  4.93%*    1.01%*  4.95%*       5%
 2000         1.19    4.73      1.19    4.73      1.19    4.74        24
 1999          .97    4.52       .91    4.58       .90    4.58        14
 1998          .93    4.65       .79    4.79       .79    4.79        13
 1997         1.08    4.76       .77    5.07       .77    5.07        43
 1996         1.09    4.69       .68    5.10       .68    5.10        57
Class B (2/97)
 2001(e)      1.77*   4.18*     1.77*   4.18*     1.76*   4.19*        5
 2000         1.97    3.98      1.97    3.98      1.96    3.98        24
 1999         1.72    3.77      1.67    3.82      1.67    3.83        14
 1998         1.68    3.88      1.53    4.03      1.53    4.03        13
 1997(d)      1.68*   4.05*     1.54*   4.19*     1.54*   4.19*       43
Class C (2/97)
 2001(e)      1.58*   4.39*     1.58*   4.39*     1.56*   4.40*        5
 2000         1.76    4.18      1.76    4.18      1.75    4.18        24
 1999         1.52    3.97      1.47    4.03      1.46    4.03        14
 1998         1.48    4.06      1.31    4.23      1.31    4.23        13
 1997(d)      1.48*   4.26*     1.34*   4.40*     1.34*   4.40*       43
Class R (2/97)
 2001(e)       .82*   5.13*      .82*   5.13*      .81*   5.14*        5
 2000         1.01    4.91      1.01    4.91      1.00    4.91        24
 1999          .77    4.72       .71    4.78       .70    4.78        14
 1998          .73    4.86       .58    5.01       .58    5.01        13
 1997(d)       .73*   5.04*      .59*   5.18*      .59*   5.18*       43
-----------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship New Mexico.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787




NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

---
29

        Serving
Investors
        For Generations
        -----------------------------------------------------------------------
                         A 100-Year Tradition of Quality Investments

                         [PHOTO OF JOHN NUVEEN, SR. APPEARS HERE] John Nuveen,
                         Sr.

                         Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

                         Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

                         Call Your Financial Advisor Today

                         To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

                         NUVEEN Investments

                         Nuveen Investments
                         333 West Wacker Drive
                         Chicago, Illinois 60606-1286
                         www.nuveen.com

                                                              Nuveen Investments

--------------------------------------------------------------------------------
Nuveen Municipal
Bond Funds
SEMIANNUAL REPORT  NOVEMBER 30, 2000
--------------------------------------------------------------------------------

      Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]
INVEST WELL
LOOK AHEAD
LEAVE YOUR MARK /SM/
Florida

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality--are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending May 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com. IFC2

   Contents
1  Dear Shareholder
3  Market Commentary
4  Nuveen Florida Municipal Bond Fund Spotlight
5  Portfolio of Investments
12 Statement of Net Assets
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Notes to Financial Statements
18 Financial Highlights
21 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,
[Photo of Timothy R. Schwertfeger]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products
Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
   . A commitment to exhaustive research
   . An active, value-oriented investment style
   . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Semiannual Report         page 1

Quality Financial Advisors
Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report
Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended November 30, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.
Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
January 12, 2001

Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

Semiannual Report         page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary
--------------------------------------------------------------------------------

The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the Lehman Brothers General Municipal Bond Index reported a positive return of 11.7% for the one-year period ended December 31, 2000. The yield on the Bond Buyer 20 fell by 0.86% to 5.14% in 2000.

Compared to other fixed-income investments, municipals have become more attractive. After reaching a low of 77.0% in late July, the ratio of the Bond Buyer 20 to 20-year taxable swaps has risen to 81.6% at yearend. This may reflect the market's anticipation of the potential reduction in federal income tax rates. However, the paper-thin margin of victory for President-elect George
W. Bush and the nearly 50/50 split in Congress argue against any dramatic changes to the Tax Code.

The Economy
Several factors contributed to the Federal Reserve's decision to cut the Fed Fund's rate 0.50% January 3rd, 2000:
   . unemployment claims are up about 20% from their low point in 2000;
   . automakers expect to cut production by 6% in the first quarter of 2001; . consumer confidence has plummeted by 14 points since September 2000; and . the volatility of the stock market has made investors more risk averse.

The downturn is not limited to this country. Like its U.S. counterpart, the European purchasing managers index is also trending lower.

The one notable exception to this trend has been the resilient housing market. While housing starts are below their average for the last 12 months and their average in 1999, they remain at a high level by historical standards. Housing activity leads to spending for furnishings and appliances.

The weakness of the economy is expected to take some of the pressure off consumer prices. With the pace of layoffs increasing, workers are not likely to press for outsized wage gains. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from 3.4% currently to 2.8%.

Outlook
We will watch the Fed closely and the market's reaction to the Fed's moves. The economy is slowing, inflation is fading and credit conditions are tight. The resiliency of the service sector and stimulation from lower interest rates could give underlying support to the economy. We expect to continue to see renewed interest in municipal bonds and other fixed-income investments as investors seek once again the potential benefits of asset allocation.



Cadmus Hicks, CFA PhD
Vice President

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
   .  A commitment to exhaustive research
   .  An active, value-oriented
        investment style
   .  The unmatched presence of trading
      leverage of a market leader.

This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.


Semiannual Report         page 3

NUVEEN FLORIDA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

 Top 5 Sectors

Housing (Multifamily)               19%
---------------------------------------
U.S. Guaranteed                     11%
---------------------------------------
Utilities                           11%
---------------------------------------
Tax Obligation (General)             9%
---------------------------------------
Long-Term Care                       9%
---------------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

 Portfolio Statistics

Total Net Assets         $339.3 million
---------------------------------------
Average Duration                   7.73
---------------------------------------
Average Effective Maturity  20.65 years
---------------------------------------


 Quick Facts

                               A Shares     B Shares     C Shares     R Shares

NAV                              $10.25       $10.25       $10.26       $10.25
------------------------------------------------------------------------------
CUSIP                         67065L708    67065L658    67065L641    67065L872
------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0455      $0.0390      $0.0410      $0.0470
------------------------------------------------------------------------------
Inception Date                     6/90         2/97         9/95         2/97
------------------------------------------------------------------------------

* Paid December 1, 2000.


 Annualized Total Returns as of 11/30/00+

                      A Shares            B Shares      C Shares    R Shares

                   NAV      Offer   w/o CDSC   w/ CDSC     NAV         NAV

1 - Year          6.55%     2.03%     5.63%     1.63%     5.98%       6.74%
------------------------------------------------------------------------------
5 - Year          4.27%     3.37%     3.55%     3.38%     3.72%       4.44%
------------------------------------------------------------------------------
10 - Year         6.44%     5.98%     5.95%     5.95%     5.87%       6.53%
------------------------------------------------------------------------------


 Annualized Total Returns as of 9/30/00+

                      A Shares            B Shares      C Shares    R Shares

                   NAV      Offer   w/o CDSC   w/ CDSC     NAV         NAV

1 - Year          4.80%     0.41%     3.90%    -0.06%     4.24%       5.00%
------------------------------------------------------------------------------
5 - Year          4.75%     3.87%     4.04%     3.87%     4.17%       4.92%
------------------------------------------------------------------------------
10 - Year         6.84%     6.38%     6.35%     6.35%     6.27%       6.92%
------------------------------------------------------------------------------


+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

 Tax-Free Yields as of 11/30/00

                                   A Shares      B Shares   C Shares   R Shares

                                 NAV    Offer       NAV        NAV        NAV

SEC 30-Day Yield                4.79%   4.59%      4.04%      4.24%      4.99%
------------------------------------------------------------------------------
Taxable Equivalent Yield*       6.94%   6.65%      5.86%      6.14%      7.23%
------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a federal income tax rate of 31%.


 Bond Credit Quality**

 [PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     49%
---------------------------
AA                      11%
---------------------------
A                       12%
---------------------------
BBB                     11%
---------------------------
NR                      17%
---------------------------


** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.





Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report         page 4

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.9%

     $    750 Clay County Development        7/02 at 102       AA- $    779,063
               Authority, Industrial
               Development Revenue
               Refunding Bonds (Cargill
               Incorporated Project),
               Series 1992, 6.400%,
               3/01/11

        5,500 Escambia County, Florida,      8/04 at 102      BBB+    5,659,885
               Pollution Control Revenue
               Bonds (Champion
               International Project),
               Series 1994, 6.900%,
               8/01/22 (Alternative
               Minimum Tax)

        8,350 Escambia County, Florida,      9/06 at 102      Baa1    8,283,117
               Pollution Control Revenue
               Bonds (Champion
               International Project),
               Series 1996, 6.400%,
               9/01/30 (Alternative
               Minimum Tax)

          600 City of Jacksonville,          3/02 at 102       AA-      619,704
               Florida, Industrial
               Development Revenue
               Refunding Bonds (Cargill
               Incorporated Project),
               Series 1992, 6.400%,
               3/01/11

        1,500 Nassau County, Florida,        7/03 at 102       Baa    1,442,205
               Pollution Control Revenue
               Refunding Bonds (ITT
               Rayonier Inc. Project),
               Series 1993, 6.200%,
               7/01/15

-------------------------------------------------------------------------------
              Consumer Cyclicals - 2.6%

       10,000 Hillsborough County,           4/10 at 101       N/R    8,983,300
               Florida, Industrial
               Development Authority,
               Exempt Facilities Revenue
               Bonds (National Gypsum
               Company - Apollo Beach
               Project), Series 2000B,
               7.125%, 4/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 0.1%

          300 Brevard County Educational    11/02 at 102      BBB-      310,083
               Facilities Authority
               (Florida), Educational
               Facilities Refunding and
               Improvement Revenue
               Bonds, Series 1992,
               6.875%, 11/01/22

-------------------------------------------------------------------------------
              Healthcare - 8.5%

        3,000 Jacksonville Health           11/01 at 102       AA+    3,118,110
               Facilities Authority,
               Florida, Hospital
               Facilities Refunding
               Revenue Bonds, Series
               1991 (St. Luke's Hospital
               Association Project),
               7.125%, 11/15/20

        6,000 City of Lakeland, Florida,    11/06 at 102       AAA    5,715,480
               Hospital Revenue
               Refunding Bonds (Lakeland
               Regional Medical Center
               Project), Series 1996,
               5.250%, 11/15/25

        2,320 Martin County Health           5/01 at 102       AAA    2,370,924
               Facilities Authority
               (Florida), Hospital
               Revenue Refunding Bonds,
               Series 1990A (Martin
               Memorial Hospital),
               7.125%, 11/15/04

        2,500 Orange County Health          11/01 at 102       AAA    2,599,825
               Facilities Authority
               (Florida), Hospital
               Revenue Bonds, Series
               1991-A (Adventist Health
               System/Sunbelt, Inc.),
               6.875%, 11/15/15

        2,500 Orange County Health          11/01 at 102       AAA    2,589,925
               Facilities Authority
               (Florida), Hospital
               Revenue Bonds, Series
               1991-B (Adventist Health
               System/Sunbelt, Inc.),
               6.750%, 11/15/21

       10,645 Orange County Health          11/05 at 102       AAA   10,280,941
               Facilities Authority
               (Florida), Hospital
               Revenue Bonds, Series
               1995 (Adventist Health
               System/Sunbelt Obligated
               Group), 5.250%, 11/15/20

        2,040 City of Tallahassee,          12/10 at 100        A3    2,029,188
               Florida, Health
               Facilities Revenue Bonds,
               Series 2000 (Tallahassee
               Memorial HealthCare, Inc.
               Project), 6.375%,
               12/01/30

-------------------------------------------------------------------------------
              Housing/Multifamily -
               18.9%

          600 Housing Finance Authority      2/05 at 102       AAA      640,320
               of Broward County,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds, (Lakeside
               Apartments Project),
               Series 1995, 7.000%,
               2/01/25

          250 Housing Finance Authority      8/06 at 102       AAA      260,078
               of Broward County,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds, Series 1996
               (Boardwalk Apartments
               Project), 6.200%, 8/01/16

          880 Housing Finance Authority     10/08 at 102       N/R      860,191
               of Broward County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Stirling Apartments
               Project), Series 1998,
               5.400%, 10/01/11
               (Alternative Minimum Tax)
       11,285 Housing Finance Authority      7/09 at 102       N/R   10,713,753
               of Broward County,
               Florida, Multifamily
               Housing Revenue Bonds
               (The Pier Club Apartments
               Project), Series 1999,
               7.000%, 7/01/34

        2,700 Duval County Housing           4/05 at 102      BBB+    2,820,960
               Finance Authority,
               Florida, Multifamily
               Housing Revenue Refunding
               Bonds, Series 1995
               (Greentree Place
               Project), 6.750%, 4/01/25

          710 Florida Housing Finance        6/02 at 103       AAA      732,898
               Agency, General Mortgage
               Revenue Refunding Bonds,
               1992 Series A,
               6.400%, 6/01/24

              Florida Housing Finance
              Agency, Housing Revenue
              Bonds (Antigua Club
              Apartments Project), 1995
              Series A1:
        1,000  6.750%, 8/01/14               2/05 at 102       AAA    1,049,110
               (Alternative Minimum Tax)
        5,000  6.875%, 8/01/26               2/05 at 102       AAA    5,276,700
               (Alternative Minimum Tax)

        1,115 Florida Housing Finance        2/05 at 102       AAA    1,176,704
               Agency, Housing Revenue
               Bonds (Brittany of
               Rosemont Apartments
               Project), 1995 Series C1,
               6.875%, 8/01/26
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
5

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

              Florida Housing Finance
               Agency, Housing Revenue
               Bonds, 1995 Series H (The
               Vineyards Project):
     $  1,260  6.400%, 11/01/15             11/05 at 102      BBB+ $  1,292,420
        1,660  6.500%, 11/01/25             11/05 at 102      BBB+    1,687,573

        2,000 Florida Housing Finance        8/06 at 102       AAA    2,083,160
               Agency, Multifamily
               Housing Revenue Refunding
               Bonds, 1991 Series C,
               6.200%, 8/01/16

        3,500 Florida Housing Finance       10/06 at 102       AAA    3,625,615
               Agency, Housing Revenue
               Bonds, 1996 Series H
               (Villas of Capri
               Project), 6.100%, 4/01/17
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,024,670
               Agency, Housing Revenue
               Bonds, 1996 Series N
               (Leigh Meadows Apartments
               Project), 6.300%, 9/01/36
               (Alternative Minimum Tax)

        1,000 Florida Housing Finance        9/06 at 102       AAA    1,024,670
               Agency, Housing Revenue
               Bonds, 1996 Series O
               (Stoddert Arms Apartments
               Project), 6.300%, 9/01/36
               (Alternative Minimum Tax)

        1,430 Florida Housing Finance       12/00 at 102       AAA    1,461,903
               Agency, Multifamily
               Housing Revenue Bond,
               1989 Series I (GNMA
               Collateralized -
               Driftwood Terrace
               Apartments Project),
               7.650%, 12/20/31
               (Alternative Minimum Tax)

        2,500 Florida Housing Finance        5/08 at 102       AAA    2,371,925
               Agency, Housing Revenue
               Bonds, 1997 Series L
               (Sarah's Place Apartments
               Project), 5.400%,
               11/01/32 (Alternative
               Minimum Tax)

       10,000 Florida Housing Finance        7/08 at 102       N/R    9,140,600
               Agency, Housing Revenue
               Bonds, Series 1998 T1
               (Whistlers Cove Apartment
               Project), 6.500%, 1/01/39
               (Alternative Minimum Tax)
               (Mandatory put 1/01/28)

        1,670 Florida Housing Finance       12/08 at 102        A+    1,528,100
               Corporation, Housing
               Revenue Refunding Bonds,
               1998 Series O (Hunters
               Ridge at Deerwood
               Apartments), 5.250%,
               12/01/18

        1,000 Orange County Housing         10/01 at 101      BBB+    1,007,020
               Finance Authority
               (Florida), Multifamily
               Housing Revenue Bonds
               (Ashley Point Apartments
               Project), 1994 Series A,
               7.100%, 10/01/24
               (Alternative Minimum Tax)

          750 Housing Finance Authority      6/08 at 102       N/R      698,925
               of Palm Beach County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Windsor Park Apartments
               Project), Series 1998,
               5.900%, 6/01/38
               (Alternative Minimum Tax)

       13,100 Housing Finance Authority      7/10 at 102       N/R   13,189,604
               of Palm Beach County,
               Florida, Multifamily
               Housing Revenue Bonds
               (Saddlebrook Apartments
               Project), Series 2000A,
               7.450%, 7/01/40
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               6.1%

        1,390 Housing Finance Authority     No Opt. Call       AAA      299,823
               of Broward County
               (Florida), Home Mortgage
               Revenue Bonds, 1985
               Series A, 0.000%, 4/01/16

        1,825 Housing Finance Authority      3/05 at 102       Aaa    1,902,508
               of Clay County (Florida),
               Single Family Mortgage
               Revenue Bonds, Series
               1995 (Multi-County
               Program), 6.550%, 3/01/28
               (Alternative Minimum Tax)

          530 Housing Finance Authority      3/01 at 102       Aaa      541,236
               of Dade County (Florida),
               Single Family Mortgage
               Revenue Bonds, Series B,
               7.250%, 9/01/23
               (Alternative Minimum Tax)

          221 Housing Finance Authority     12/01 at 102       AAA      226,627
               of Dade County (Florida),
               Single Family Mortgage
               Revenue Refunding Bonds,
               1991 Series D, 6.950%,
               12/15/12

           30 Housing Finance Authority      3/01 at 102       Aaa       30,674
               of Dade County (Florida),
               Single Family Mortgage
               Revenue Bonds, 1991
               Series E, 7.000%, 3/01/24

        1,000 Housing Finance Authority      4/05 at 102       AAA    1,053,540
               of Dade County (Florida),
               Single Family Mortgage
               Revenue Bonds, Series
               1995, 6.700%, 4/01/28
               (Alternative Minimum Tax)

          220 Duval County Housing           3/01 at 103       AAA      226,697
               Finance Authority, Single
               Family Mortgage Revenue
               Bonds (GNMA Mortgage-
               Backed Securities
               Program), Series 1990A,
               7.650%, 9/01/10

          530 Duval County Housing          10/04 at 102       Aaa      548,598
               Finance Authority, Single
               Family Mortgage Revenue
               Bonds (GNMA Mortgage-
               Backed Securities
               Program), Series 1994,
               6.550%, 10/01/15
               (Alternative Minimum Tax)

        1,570 Escambia County Housing        4/01 at 102       Aaa    1,607,115
               Finance Authority
               (Florida), Single Family
               Mortgage Revenue Bonds,
               Series 1991A (Multi-
               County Program), 7.400%,
               10/01/23 (Alternative
               Minimum Tax)

          205 Escambia County Housing        4/02 at 102       Aaa      211,542
               Finance Authority
               (Florida), Single Family
               Mortgage Revenue Bonds,
               Series 1992A (Multi-
               County Program), 6.900%,
               4/01/20 (Alternative
               Minimum Tax)

          560 Escambia County Housing        4/05 at 102       AAA      588,241
               Finance Authority
               (Florida), Single Family
               Mortgage Revenue Bonds
               (Multi- County Program),
               Series 1995, 6.950%,
               10/01/27 (Alternative
               Minimum Tax)

          985 Florida Housing Finance        7/04 at 102       AAA    1,007,241
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               A, 6.250%, 7/01/11

              Florida Housing Finance
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               1995A:
          685  6.550%, 7/01/14               1/05 at 102       AAA      724,572
               (Alternative Minimum Tax)
          690  6.650%, 1/01/24               1/05 at 102       AAA      726,529
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
6

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

     $    225 Housing Finance                 4/01 at 102       Aaa $    229,498
               Authority of Leon
               County (Florida),
               Single Family Mortgage
               Revenue Bonds, 1991
               Series A (Multi-County
               Program), 7.300%,
               4/01/21 (Alternative
               Minimum Tax)

        1,665 Leon County Housing            No Opt. Call       AAA    1,842,672
               Finance Authority
               (Florida), Single
               Family Mortgage Revenue
               Bonds (Multi-County
               Program), Series 1995B,
               7.300%, 1/01/28
               (Alternative Minimum
               Tax)

          495 Housing Finance                11/05 at 102       Aaa      530,858
               Authority of Manatee
               County, Florida, Single
               Family Mortgage Revenue
               Bonds, Series 1994,
               Subseries 3, 7.600%,
               11/01/26 (Alternative
               Minimum Tax)

          215 Orange County Housing           1/01 at 103       AAA      221,843
               Finance Authority, GNMA
               Collateralized Mortgage
               Revenue Refunding
               Bonds, 1990 Series A,
               7.600%, 1/01/24

        1,995 Orange County Housing           9/07 at 102       Aaa    1,865,165
               Finance Authority
               (Florida), Homeowner
               Revenue Bonds, 1998
               Series A-1, 5.200%,
               9/01/23 (Alternative
               Minimum Tax)

        9,125 Orange County Housing      9/08 at 27 23/32       Aaa    1,460,091
               Finance Authority
               (Florida), Homeowner
               Revenue Bonds, 1999
               Series A-2, 0.000%,
               3/01/31

          620 Housing Finance                 3/01 at 103       Aaa      638,116
               Authority of Palm Beach
               County, Florida, Single
               Family Mortgage Revenue
               Bonds, 1990 Series B,
               7.600%, 3/01/23

        1,225 Pinellas County Housing         2/05 at 102       AAA    1,273,094
               Finance Authority
               (Florida), Single
               Family Mortgage Revenue
               Bonds (Multi-County
               Program), Series 1995A,
               6.650%, 8/01/21
               (Alternative Minimum
               Tax)

        1,735 Pinellas County Housing         3/07 at 102       Aaa    1,843,594
               Finance Authority
               (Florida), Single
               Family Mortgage Revenue
               Bonds, Series 1998A
               (Multi-County Program),
               6.850%, 3/01/29
               (Alternative Minimum
               Tax)

        1,160 Polk County Housing             3/01 at 102       Aaa    1,186,854
               Finance Authority
               (Florida), Single
               Family Mortgage Revenue
               Refunding Bonds, Series
               1991A, 7.150%, 9/01/23

--------------------------------------------------------------------------------
              Long-Term Care - 8.8%

       10,000 City of Atlantic Beach,        10/09 at 101         A   10,018,800
               Florida, Health Care
               Facilities Revenue
               Refunding Bonds (Fleet
               Landing Project),
               Series 1999, 6.000%,
               10/01/29

              Escambia County Health
              Facilities Authority
               (Florida), Health
               Facilities Revenue
               Bonds (Azalea Trace,
               Inc.), Series 1997:
        1,000  6.000%, 1/01/15                1/07 at 102       N/R      884,300
        1,595  6.100%, 1/01/19                1/07 at 102       N/R    1,378,574

              Jacksonville Health
              Facilities Authority
              (Florida), Tax Exempt
              Industrial Development
              Revenue Bonds (National
              Benevolent Association -
               Cypress Village Florida
              Project), Series 1996A:
          690  6.125%, 12/01/16              12/06 at 102      Baa2      627,493
        1,000  6.250%, 12/01/26              12/06 at 102      Baa2      885,830

        1,550 Osceola County                  5/01 at 102       AAA    1,593,307
               Industrial Development
               Authority (Florida),
               Revenue Bonds, Series
               1991 (The Evangelical
               Lutheran Good Samaritan
               Society Project),
               6.750%, 5/01/16

        8,000 Palm Beach County Health       11/06 at 102        A-    7,235,600
               Facilities Authority
               (Florida), Retirement
               Community Revenue Bonds
               (Adult Communities
               Total Services, Inc.
               Obligated Group),
               Series 1996, 5.625%,
               11/15/20

        4,000 Palm Beach County,             12/06 at 102        A+    4,191,960
               Florida, Industrial
               Development Revenue
               Bonds, Series 1996
               (Lourdes-Noreen McKeen
               Residence for Geriatric
               Care, Inc. Project),
               6.625%, 12/01/26

              Sarasota County Health
              Facilities Authority
              (Florida), Health
              Facilities Revenue
              Refunding Bonds, Series
              1995 (Sunnyside
              Properties Project):
          300  5.500%, 5/15/01               No Opt. Call       N/R      300,207
          540  5.500%, 5/15/02               No Opt. Call       N/R      540,292
          570  5.500%, 5/15/03               No Opt. Call       N/R      568,330
          600  5.500%, 5/15/04               No Opt. Call       N/R      594,246
          170  5.500%, 5/15/05               No Opt. Call       N/R      166,784
        1,000  6.000%, 5/15/10                5/06 at 102       N/R      932,280

--------------------------------------------------------------------------------
              Tax Obligation/General -
               9.3%

              Village of Bolingbrook,
               Illinois, General
               Obligation Bonds,
               Series 1999C Refunding:
        2,540 0.000%, 1/01/29              1/09 at 33 7/8       AAA      493,420
        7,750 0.000%, 1/01/31             1/09 at 30 5/16       AAA    1,339,665
        7,750 0.000%, 1/01/33             1/09 at 27 3/32       AAA    1,184,743
        1,325 0.000%, 1/01/34            1/09 at 25 21/32       AAA      191,039


--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

              State of Florida, Full
              Faith and Credit, Broward
              County Expressway
              Authority, General
              Obligation Bonds, Series
              of 1984:
     $  4,000 9.875%, 7/01/09               No Opt. Call       AA+ $  5,206,000
        1,000 10.000%, 7/01/14              No Opt. Call       AA+    1,426,600

        2,165 State of Florida, Full        No Opt. Call       AA+    2,918,312
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1985, 9.125%, 6/01/14

        3,000 State of Florida, Full        12/00 at 100       AA+    2,801,580
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1989-A (Refunding Bonds),
               5.000%, 6/01/24

              State of Florida, Full
              Faith and Credit, State
              Board of Education, Public
              Education Capital Outlay
              Bonds, 1996 Series B:
        2,220 4.750%, 6/01/21                6/07 at 101       AA+    1,992,872
        4,120 4.500%, 6/01/27                6/07 at 101       AA+    3,487,910

        5,000 State of Florida, Full         6/08 at 101       AAA    4,457,700
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, 1997 Series
               B, 4.750%, 6/01/23

        3,000 State of Florida, Full         6/09 at 101       AAA    2,560,800
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Refunding Bonds,
               1999 Series B, 4.500%,
               6/01/24

              Palm Beach County,
              Florida, General
              Obligation Bonds
              (Recreational and Cultural
              Facilities Program),
              Series 1999A:
        1,560 5.750%, 8/01/18                8/09 at 100       Aa1    1,614,194
        1,970 5.750%, 8/01/19                8/09 at 100       Aa1    2,032,882

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               8.6%

        4,635 Dade County, Florida,         10/06 at 102       AAA    4,260,168
               Special Obligation and
               Refunding Bonds, Series
               1996B, 5.000%, 10/01/35

          190 Certificates of                2/02 at 100       AAA      193,399
               Participation, Series
               1992, The School Board of
               Escambia County, 6.375%,
               2/01/12

        1,500 Certificates of                3/04 at 102        A+    1,556,145
               Participation, Series
               1994, The Department of
               Corrections, 6.000%,
               3/01/14

        5,000 The County of Hernando,       No Opt. Call       AAA    6,310,650
               Florida (Criminal Justice
               Complex Financing
               Program), 1986 Series,
               7.650%, 7/01/16

          250 City of Jacksonville,         10/02 at 102       AAA      262,295
               Florida, Excise Taxes
               Revenue Refunding Bonds,
               Series 1992, 6.500%,
               10/01/13

        1,010 Martin County, Florida,       11/05 at 100        A2    1,043,249
               Special Assessment Bonds,
               Series 1995 (Tropical
               Farms Water and Sewer
               Special Assessment
               District), 5.900%,
               11/01/11

        1,000 Miami Beach Redevelopment     12/04 at 102      Baa1      991,470
               Agency (Florida), Tax
               Increment Revenue Bonds,
               Series 1993 (City
               Center/Historic
               Convention Village),
               5.875%, 12/01/22
               (Alternative Minimum Tax)

        3,760 Miami-Dade County,            10/10 at 102       AAA    3,693,862
               Florida, Industrial
               Development Revenue Bonds
               (BAC Funding Corporation
               Project), Series 2000A,
               5.375%, 10/01/30

        1,750 Northern Palm Beach County     8/09 at 101       N/R    1,668,328
               Improvement District
               (Florida), Water Control
               and Development Bonds,
               Unit of Development No.
               9B, Series 1999, 6.000%,
               8/01/29

        5,550 Okaloosa County, Florida,     10/10 at 101       AAA    5,655,783
               Fourth Tourist
               Development Tax Revenue
               Bonds, Series 2000,
               5.625%, 10/01/30

        1,000 The School Board of Palm       8/04 at 101       AAA    1,073,470
               Beach County, Florida,
               Certificates of
               Participation, Series
               1994A, 6.375%, 8/01/15

        1,000 City of Palm Beach             1/01 at 101       AAA    1,012,090
               Gardens, Florida, Special
               Obligation Revenue Bonds,
               Series 1990, 7.250%,
               7/01/15

        3,300 City of Tampa, Florida,       No Opt. Call       AAA    1,356,861
               Utilities Tax Improvement
               Bonds, Series 1996,
               0.000%, 4/01/17

-------------------------------------------------------------------------------
              Transportation - 6.2%

        1,000 Dade County, Florida,         10/02 at 102       AAA    1,047,360
               Aviation Revenue Bonds,
               1992 Series B, 6.550%,
               10/01/13
               (Alternative Minimum Tax)

       11,000 Dallas-Fort Worth             No Opt. Call      Baa1   11,128,260
               International Airport
               Facilities Improvement
               Corporation (Florida),
               Revenue Refunding Bonds,
               Series 2000C (American
               Airlines), 6.150%,
               5/01/29 (Alternative
               Minimum Tax) (Mandatory
               put 11/01/07)

        1,250 Greater Orlando Aviation      10/07 at 101       AAA    1,196,238
               Authority (Florida),
               Airport Facilities
               Revenue Bonds, Series
               1997, 5.250%, 10/01/23
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
8

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Transportation
              (continued)

     $  1,000 Hillsborough County             10/06 at 102       AAA $  1,033,490
               Aviation Authority
               (Florida), Tampa
               International Airport
               Revenue Bonds, Series
               1996B, 5.875%, 10/01/23

              Sanford Airport Authority
              (Florida), Industrial
              Development Revenue Bonds
              (Central Florida
              Terminals Inc. Project),
              Series 1995A:
        3,000 7.500%, 5/01/15                  5/06 at 102       N/R    3,083,670
              (Alternative Minimum Tax)
        3,270 7.750%, 5/01/21                  5/06 at 102       N/R    3,391,055
              (Alternative Minimum Tax)

---------------------------------------------------------------------------------
              U.S. Guaranteed - 11.2%

          255 Dade County, Florida,            4/04 at 102     A3***      273,408
               Special Obligation Bonds
               (Courthouse Center
               Project), Series 1994,
               6.300%, 4/01/14 (Pre-
               refunded to 4/01/04)

        1,500 Dade County Health              No Opt. Call       AAA    1,564,575
               Facilities Authority
               (Florida), Hospital
               Revenue Bonds, Series
               1991A (Baptist Hospital
               of Miami Project),
               5.750%, 5/01/21

          300 Dade County Health               8/02 at 102       AAA      315,879
               Facilities Authority,
               Hospital Revenue
               Refunding Bonds, Series
               1992 (North Shore
               Medical Center Project),
               6.500%, 8/15/15 (Pre-
               refunded to 8/15/02)

          310 The School Board of              2/02 at 100       AAA      317,087
               Escambia County,
               Florida, Certificates of
               Participation, Series
               1992, 6.375%, 2/01/12
               (Pre-refunded to
               2/01/02)

          300 State of Florida, Full           7/02 at 101    AA+***      312,720
               Faith and Credit,
               Pollution Control Bonds,
               Series Y, Division of
               Bond Finance of the
               Department of General
               Services, 6.600%,
               7/01/17 (Pre-refunded to
               7/01/02)

          335 State of Florida, Full      12/00 at 100 1/2       AAA      449,399
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1985, 9.125%, 6/01/14

        5,000 State of Florida, Full           6/01 at 101       AAA    5,108,050
               Faith and Credit, State
               Board of Education,
               Public Education Capital
               Outlay Bonds, Series
               1991-B, 6.700%, 6/01/22
               (Pre-refunded to
               6/01/01)

        2,000 State of Florida, Board          6/02 at 101       AAA    2,084,100
               of Education, Public
               Education Capital Outlay
               Bonds, Series 1991-C,
               6.625%, 6/01/17 (Pre-
               refunded to 6/01/02)

        2,990 Hillsborough County,             7/02 at 102     A1***    3,130,231
               Florida, Environmentally
               Sensitive Land
               Acquisition and
               Protection Program
               Bonds, Series 1992,
               6.250%, 7/01/08 (Pre-
               refunded to 7/01/02)

        1,635 Hillsborough County,             8/01 at 102   BBB+***    1,694,301
               Florida, Refunding
               Utility Revenue Bonds,
               Series 1991A, 7.000%,
               8/01/14 (Pre-refunded to
               8/01/01)

          250 City of Hollywood,              10/01 at 102       AAA      260,048
               Florida, Water and Sewer
               Revenue Bonds, Series
               1991, 6.875%, 10/01/21
               (Pre-refunded to
               10/01/01)

        3,400 North Springs Improvement       10/01 at 102    N/R***    3,568,572
               District (Florida),
               Water and Sewer Revenue
               Bonds, Series 1991,
               8.000%, 10/01/16 (Pre-
               refunded to 10/01/01)

          145 Orange County, Florida,         No Opt. Call       AAA      157,824
               Sales Tax Revenue Bonds,
               Series 1989, 6.125%,
               1/01/19

          235 Orange County, Florida,          4/02 at 102       AAA      245,140
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17
               (Pre-refunded to
               4/01/02)

        1,425 Puerto Rico Electric             7/01 at 102       AAA    1,479,036
               Power Authority, Power
               Revenue Bonds, Series P,
               7.000%, 7/01/21
               (Pre-refunded to 7/01/01)

          500 City of St. Petersburg          12/01 at 102       AAA      521,210
               Health Facilities
               Authority (Florida),
               Revenue Bonds, Series
               1985 A (Allegany Health
               System Loan Program),
               7.000%, 12/01/15 (Pre-
               refunded to 12/01/01)

        2,000 City of St. Petersburg          12/03 at 100       AAA    2,082,800
               (Florida), Health
               Facilities Authority,
               Allegany Health System
               Revenue Bonds, Series
               1991 (St. Anthony's
               Health Care Center,
               Inc.), 6.750%, 12/01/21
               (Pre-refunded to
               12/01/03)

        1,610 City of St. Petersburg          12/01 at 102       AAA    1,682,176
               Health Facilities
               Authority, Florida,
               Allegany Health System
               Revenue Bonds, Series
               1991 (St. Mary's
               Hospital, Inc.), 7.000%,
               12/01/21 (Pre-refunded
               to 12/01/01)

        2,500 The School Board of              7/04 at 101       AAA    2,711,175
               Seminole County,
               Florida, Certificates of
               Participation, Series
               1994B, 6.750%, 7/01/14
               (Pre-refunded to
               7/01/04)

        5,000 Sunrise Lakes Phase 4            8/05 at 102   BBB-***    5,522,000
               Recreation District
               (Florida), General
               Obligation and Revenue
               Bonds, Series 1995A,
               6.750%, 8/01/24 (Pre-
               refunded to 8/01/05)

        1,000 City of Tampa, Florida,         12/01 at 102       AAA    1,039,990
               Allegany Health System
               Revenue Bonds, Series
               1991 (St. Joseph's
               Hospital, Inc.), 6.750%,
               12/01/17 (Pre-refunded
               to 12/01/01)

        2,000 City of Tampa, Florida,         12/04 at 102       AAA    2,178,120
               Allegany Health System
               Revenue Bonds (St.
               Joseph's Hospital,
               Inc.), Series 1994,
               6.500%, 12/01/23 (Pre-
               refunded to 12/01/04)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Florida Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $    335 City of Tampa, Florida,         10/02 at 101       AAA $    347,697
               Water and Sewer Systems
               Revenue Bonds, Series
               1992, 6.000%, 10/01/17
               (Pre-refunded to
               10/01/02)

        1,000 Turtle Run Community             5/03 at 100   BBB+***    1,042,930
               Development District
               (Coral Springs,
               Florida), Water
               Management Benefit Tax
               Refunding Bonds, Series
               1993, 6.400%, 5/01/11
               (Pre-refunded to
               5/01/03)

---------------------------------------------------------------------------------
              Utilities - 10.7%

        3,520 Broward County, Florida,        12/00 at 102        A+    3,616,800
               Resource Recovery
               Revenue Bonds, Series
               1984 (SES Broward
               Company - L.P. South
               Project), 7.950%,
               12/01/08

        6,000 Citrus County, Florida,          1/02 at 102        A1    6,222,000
               Pollution Control
               Refunding Revenue
               Bonds, Series 1992A
               (Florida Power
               Corporation - Crystal
               River Power Plant
               Project), 6.625%,
               1/01/27

        2,500 Hillsborough County              8/01 at 103       Aa3    2,617,750
               Industrial Development
               Authority (Florida),
               Pollution Control
               Revenue Bonds (Tampa
               Electric Company
               Project), Series 1991,
               7.875%, 8/01/21

       10,000 City of Lakeland,               10/10 at 100       AAA    9,859,200
               Florida, Energy System
               Revenue Bonds, Series
               2000B, 5.500%, 10/01/40
               (WI, settling 12/14/00)

        2,125 Lee County, Florida,            10/01 at 102       AAA    2,202,286
               Solid Waste System
               Revenue Bonds, Series
               1991A, 7.000%, 10/01/11
               (Alternative Minimum
               Tax)

        1,000 Orlando Utilities               No Opt. Call       Aa2    1,160,700
               Commission (Florida),
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1989D,
               6.750%, 10/01/17

        1,250 Orlando Utilities               10/02 at 102       Aa2    1,279,688
               Commission (Florida),
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1992A,
               6.000%, 10/01/20

        4,000 Pinellas County,                 6/01 at 102        A1    4,129,160
               Florida, Pollution
               Control Refunding
               Revenue Bonds (Florida
               Power Corporation -
                Anclote and Bartow
               Power Plants Project),
               Series 1991, 7.200%,
               12/01/14

        3,000 St. Lucie County,                2/01 at 102       AA-    3,070,320
               Florida, Solid Waste
               Disposal Revenue Bonds
               (Florida Power and
               Light Company Project),
               Series 1991, 7.150%,
               2/01/23 (Alternative
               Minimum Tax)

        2,000 St. Lucie County,                5/02 at 102       AA-    2,086,140
               Florida, Solid Waste
               Disposal Revenue Bonds
               (Florida Power and
               Light Company Project),
               Series 1992, 6.700%,
               5/01/27 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Water and Sewer - 4.4%

          705 City of Callaway/Bay             9/06 at 102       AAA      734,836
               County, Florida,
               Wastewater System
               Revenue Bonds, Series
               1996A, 6.000%, 9/01/26

              City of Clearwater,
               Florida, Water and
               Sewer Revenue Refunding
               Bonds, Series 1998:
        2,155 0.000%, 12/01/12            12/08 at 85 7/16       AAA    1,136,698
        1,000 0.000%, 12/01/13           12/08 at 80 13/14       AAA      494,550

        1,000 Town of Davie, Florida,         10/02 at 102       AAA    1,039,410
               Water and Sewer
               Improvement and
               Refunding Revenue
               Bonds, Series 1992,
               6.250%, 10/01/17

          600 The City of Daytona             11/02 at 102       AAA      623,892
               Beach, Florida, Water
               and Sewer Revenue
               Bonds, Series 1992,
               6.000%, 11/15/14

        2,000 Escambia County                 No Opt. Call       AAA      944,840
               Utilities Authority
               (Florida), Utility
               System Revenue Bonds,
               Series 1992B,
               0.000%, 1/01/15

        5,750 Hillsborough County,             8/01 at 102       AAA    5,931,298
               Florida, Refunding
               Utility Revenue Bonds,
               Series 1991A, 6.500%,
               8/01/16

          375 City of Jacksonville,            6/02 at 102         A      388,961
               Florida, Water and
               Sewer Development
               Revenue Bonds, Series
               1992 (Jacksonville
               Suburban Utilities
               Corporation Project),
               6.750%, 6/01/22
               (Alternative Minimum
               Tax)

          250 Town of Jupiter,                10/01 at 102       AAA      258,780
               Florida, Water Revenue
               Bonds, Series 1992B,
               6.250%, 10/01/18

              Manatee County, Florida,
               Public Utilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1991 C:
        1,850 0.000%, 10/01/08                No Opt. Call       AAA    1,268,397
        2,800 0.000%, 10/01/09                No Opt. Call       AAA    1,821,596


--------------------------------------------------------------------------------
10

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)
     $    265 Orange County, Florida,      4/02 at 102       AAA $    274,080
               Water Utilities System
               Revenue Bonds, Series
               1992, 6.250%, 10/01/17

          165 City of Tampa, Florida,     10/02 at 101       AAA      169,013
               Water and Sewer Systems
               Revenue Bonds, Series
               1992, 6.000%, 10/01/17

------------------------------------------------------------------------------
     $368,531 Total Investments (cost                             340,237,803
               $333,572,631) - 100.3%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      (916,482)
               Liabilities - (0.3)%
         ---------------------------------------------------------------------
              Net Assets - 100%                                  $339,321,321
         ---------------------------------------------------------------------


         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Statement of Net Assets (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 November 30, 2000


----------------------------------------------------------------------
Assets
Investments in municipal securities, at market value      $340,237,803
Cash                                                         2,480,832
Receivables:
 Interest                                                    6,165,723
 Investments sold                                            1,330,158
 Shares sold                                                   584,451
Other assets                                                     9,299
----------------------------------------------------------------------
  Total assets                                             350,808,266
----------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                       9,775,906
 Shares redeemed                                               903,800
Accrued expenses:
 Management fees                                               150,555
 12b-1 distribution and service fees                            65,432
 Other                                                         145,017
Dividends payable                                              446,235
----------------------------------------------------------------------
  Total liabilities                                         11,486,945
----------------------------------------------------------------------
Net assets                                                $339,321,321
----------------------------------------------------------------------
Class A Shares
Net assets                                                $243,601,788
Shares outstanding                                          23,756,767
Net asset value and redemption price per share            $      10.25
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)         $      10.70
----------------------------------------------------------------------
Class B Shares
Net assets                                                $ 19,731,272
Shares outstanding                                           1,925,603
Net asset value, offering and redemption price per share  $      10.25
----------------------------------------------------------------------
Class C Shares
Net assets                                                $ 17,676,866
Shares outstanding                                           1,723,645
Net asset value, offering and redemption price per share  $      10.26
----------------------------------------------------------------------
Class R Shares
Net assets                                                $ 58,311,395
Shares outstanding                                           5,690,114
Net asset value, offering and redemption price per share  $      10.25
----------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Operations (Unaudited)
                 Nuveen Florida Municipal Bond Fund
                 Six Months Ended November 30, 2000


-----------------------------------------------------------------------
Investment Income                                         $ 10,870,489
-----------------------------------------------------------------------
Expenses
Management fees                                                927,430
12b-1 service fees - Class A                                   249,754
12b-1 distribution and service fees - Class B                   88,241
12b-1 distribution and service fees - Class C                   65,277
Shareholders' servicing agent fees and expenses                 97,965
Custodian's fees and expenses                                  105,239
Trustees' fees and expenses                                      4,577
Professional fees                                                7,455
Shareholders' reports - printing and mailing expenses           31,683
Federal and state registration fees                              3,550
Other expenses                                                   9,273
-----------------------------------------------------------------------
Total expenses before custodian fee credit                   1,590,444
 Custodian fee credit                                          (14,175)
-----------------------------------------------------------------------
Net expenses                                                 1,576,269
-----------------------------------------------------------------------
Net investment income                                        9,294,220
-----------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions                 517,599
Net change in unrealized appreciation or depreciation of
 investments                                                 8,922,945
-----------------------------------------------------------------------
Net gain from investments                                    9,440,544
-----------------------------------------------------------------------
Net increase in net assets from operations                $ 18,734,764
-----------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Statement of Changes in Net Assets (Unaudited)
                 Nuveen Florida Municipal Bond Fund


                                              Six Months Ended    Year Ended
                                                      11/30/00       5/31/00
-----------------------------------------------------------------------------
Operations
Net investment income                             $  9,294,220  $ 19,265,698
Net realized gain (loss) from investment
 transactions                                          517,599    (2,184,113)
Net change in unrealized appreciation or
 depreciation of investments                         8,922,945   (26,098,616)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                         18,734,764    (9,017,031)
-----------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                            (6,677,740)  (14,690,289)
 Class B                                              (423,286)     (776,137)
 Class C                                              (418,026)     (818,455)
 Class R                                            (1,615,943)   (3,229,875)
From accumulated net realized gains from
 investment transactions:
 Class A                                                    --      (235,458)
 Class B                                                    --       (16,056)
 Class C                                                    --       (15,568)
 Class R                                                    --       (50,141)
-----------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                       (9,134,995)  (19,831,979)
-----------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                    16,171,005    76,566,543
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                       2,632,258     5,658,065
-----------------------------------------------------------------------------
                                                    18,803,263    82,224,608
Cost of shares redeemed                            (30,845,686) (102,414,624)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 Fund share transactions                           (12,042,423)  (20,190,016)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets               (2,442,654)  (49,039,026)
Net assets at the beginning of period              341,763,975   390,803,001
-----------------------------------------------------------------------------
Net assets at the end of period                   $339,321,321  $341,763,975
-----------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period           $    (75,919) $   (235,144)
-----------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2000, the Fund had an outstanding when-issued purchase commitment of $9,775,906.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less fre-quently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal secu-rities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capi-tal gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without any up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1

-------------------------------------------------------------------------------
15
distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances or by specified classes of shareholders.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended November 30, 2000.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the spe-cific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                               Six Months                 Year Ended
                             Ended 11/30/00                 5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                    995,340  $ 10,145,572    5,472,990  $  56,132,319
 Class B                    272,637     2,786,627      606,071      6,204,693
 Class C                    184,490     1,880,097      742,489      7,562,351
 Class R                    133,588     1,358,709      658,885      6,667,180
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                    142,961     1,456,973      326,276      3,348,209
 Class B                      9,343        95,190       16,498        168,646
 Class C                      9,289        94,684       18,606        190,224
 Class R                     96,745       985,411      190,394      1,950,986
------------------------------------------------------------------------------
                          1,844,393    18,803,263    8,032,209     82,224,608
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,469,556)  (25,180,676)  (8,353,990)   (85,005,388)
 Class B                   (110,200)   (1,123,543)    (333,318)    (3,404,697)
 Class C                   (191,278)   (1,945,648)    (529,326)    (5,386,171)
 Class R                   (254,591)   (2,595,819)    (851,984)    (8,618,368)
------------------------------------------------------------------------------
                         (3,025,625)  (30,845,686) (10,068,618)  (102,414,624)
------------------------------------------------------------------------------
Net increase (decrease)  (1,181,232) $(12,042,423)  (2,036,409) $ (20,190,016)
------------------------------------------------------------------------------

3. Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income which were paid on December 26, 2000, to shareholders of record on De-cember 8, 2000, as follows:

---------------------------
Dividend per share:
 Class A             $.0455
 Class B              .0390
 Class C              .0410
 Class R              .0470
---------------------------

-------------------------------------------------------------------------------
16

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities during the six months ended November 30, 2000, aggregated $37,339,099 and $42,115,169, respectively. There were no purchases or sales (including maturities) of investments in short-term municipal securities dur-ing the six months ended November 30, 2000.

At November 30, 2000, the identified cost of investments owned for federal in-come tax purposes was $334,559,865.

At May 31, 2000, the Fund's last fiscal year end, the Fund had an unused capi-tal loss carryforward of $1,267,282 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2008.

5. Unrealized Appreciation (Depreciation)

At November 30, 2000, net unrealized appreciation of investments for federal income tax purposes aggregated $5,677,938 of which $11,926,401 related to ap-preciated securities and $6,248,463 related to depreciated securities.

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For net assets over $2 billion      .4750 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares of approximately $100,200 of which approximately $90,900 were paid out as concessions to authorized deal-ers. The Distributor also received 12b-1 service fees on Class A Shares, sub-stantially all of which were paid to compensate authorized dealers for provid-ing services to shareholders relating to their investments.

During the six months ended November 30, 2000, the Distributor compensated au-thorized dealers directly with approximately $135,400 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distrib-utor. During the six months ended November 30, 2000, the Distributor retained approximately $89,200 in such 12b-1 fees. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $22,500 of CDSC on share redemptions during the six months ended November 30, 2000.

7. Composition of Net Assets

At November 30, 2000, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

----------------------------
Capital paid-
 in            $334,468,985
Undistributed
 (Over-
 distribution
 of) net
 investment
 income             (75,919)
Accumulated
 net realized
 gain (loss)
 from
 investment
 transactions    (1,736,917)
Net
 unrealized
 appreciation
 of
 investments      6,665,172
----------------------------
Net assets     $339,321,321
----------------------------


-------------------------------------------------------------------------------
17

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

 Class (Inception
 Date)
                         Investment Operations       Less Distributions
                       -------------------------  -------------------------
 FLORIDA
                                      Net              From
 Class (Inception               Realized/            and in
 Date)                         Unrealized         Excess of
             Beginning     Net    Invest-      Ratios/SupplementalNDataet                  Ending
                   Net Invest--------ment-----------Invest----------------------Net-----------------------
 Year Ended      Asset    ment    BeforeGCredit/ain         Afterment  CapitaAfterlCredit/   Asset
 May 31,         Value  Income     Reimbursement(Loss)Reimbursement(b)TotalReimbursement(c)Income    Gains  Total   Value
 FLORIDA                         -------------------- -------------------- --------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                          Ending       to        to         to        to         to        to
                             Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended      Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,     Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Class A (6/90)**
 2001(e)        $ 9.97    $.28      $ .27  $ .55      $(.27)    $ --  $(.27) $10.25
 2000            10.76     .54       (.77)  (.23)      (.55)    (.01)  (.56)   9.97
 1999            10.94     .55       (.14)   .41       (.55)    (.04)  (.59)  10.76
 1998            10.60     .56        .34    .90       (.55)    (.01)  (.56)  10.94
 1997            10.39     .56        .21    .77       (.56)      --   (.56)  10.60
 1996            10.63     .57       (.24)   .33       (.57)      --   (.57)  10.39
 Class B (2/97)
 2001(e)          9.96     .24        .28    .52       (.23)      --   (.23)  10.25
 2000            10.77     .46       (.79)  (.33)      (.47)    (.01)  (.48)   9.96
 1999            10.95     .47       (.14)   .33       (.47)    (.04)  (.51)  10.77
 1998            10.61     .48        .35    .83       (.48)    (.01)  (.49)  10.95
 1997(d)         10.59     .16        .02    .18       (.16)      --   (.16)  10.61
 Class C (9/95)**
 2001(e)          9.97     .25        .29    .54       (.25)      --   (.25)  10.26
 2000            10.77     .48       (.78)  (.30)      (.49)    (.01)  (.50)   9.97
 1999            10.95     .49       (.14)   .35       (.49)    (.04)  (.53)  10.77
 1998            10.60     .50        .36    .86       (.50)    (.01)  (.51)  10.95
 1997            10.39     .50        .21    .71       (.50)      --   (.50)  10.60
 1996(d)         10.65     .35       (.26)   .09       (.35)      --   (.35)  10.39
 Class R (2/97)
 2001(e)          9.96     .29        .28    .57       (.28)      --   (.28)  10.25
 2000            10.76     .56       (.78)  (.22)      (.57)    (.01)  (.58)   9.96
 1999            10.94     .57       (.14)   .43       (.57)    (.04)  (.61)  10.76
 1998            10.60     .58        .35    .93       (.58)    (.01)  (.59)  10.94
 1997(d)         10.59     .19        .01    .20       (.19)      --   (.19)  10.60
-------------------------------------------------------------------------------------------------------------------------
 Class A (6/90)**
 2001(e)          5.58% $243,602      .89%*    5.42%*      .89%*    5.42%*      .88%*    5.43%*        11%
 2000            (2.17)  250,178     1.02      5.27       1.02      5.27       1.01      5.28          18
 1999             3.78   297,505      .84      5.00        .84      5.00        .84      5.00          19
 1998             8.67   292,399      .84      5.13        .84      5.13        .84      5.13          14
 1997             7.59   296,970      .96      5.20        .82      5.34        .82      5.34          54
 1996             3.14   318,456     1.02      5.17        .83      5.36        .83      5.36          94
 Class B (2/97)
 2001(e)          5.29    19,731     1.64*     4.67*      1.64*     4.67*      1.63*     4.68*         11
 2000            (3.10)   17,476     1.79      4.52       1.79      4.52       1.78      4.53          18
 1999             3.05    15,768     1.59      4.25       1.59      4.25       1.59      4.25          19
 1998             7.89     5,266     1.59      4.35       1.59      4.35       1.59      4.35          14
 1997(d)          1.70       785     1.58*     4.52*      1.58*     4.52*      1.58*     4.52*         54
 Class C (9/95)**
 2001(e)          5.41    17,677     1.44*     4.87*      1.44*     4.87*      1.43*     4.88*         11
 2000            (2.79)   17,167     1.59      4.72       1.59      4.72       1.58      4.73          18
 1999             3.22    16,034     1.39      4.45       1.39      4.45       1.39      4.45          19
 1998             8.20     7,646     1.39      4.58       1.39      4.58       1.39      4.58          14
 1997             7.00     5,130     1.46      4.64       1.35      4.75       1.35      4.75          54
 1996(d)          1.30*    1,175     1.55*     4.42*      1.38*     4.59*      1.38*     4.59*         94
 Class R (2/97)
 2001(e)          5.78    58,311      .69*     5.62*       .69*     5.62*       .68*     5.63*         11
 2000            (2.07)   56,943      .83      5.47        .83      5.47        .82      5.48          18
 1999             4.01    61,496      .64      5.20        .64      5.20        .64      5.20          19
 1998             8.91    56,428      .64      5.33        .64      5.33        .64      5.33          14
 1997(d)          1.93    54,247      .64*     5.55*       .64*     5.55*       .64*     5.55*         54
-------------------------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Florida.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

                                     Notes

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787
















NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

        Serving
Investors
        For Generations

--------------------------------------------------------------------------------

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today
To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.





NUVEEN
      Investments




Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                              NUVEEN Investments


--------------------------------------------------------------------------------
Nuveen Municipal

Bond Funds

SEMIANNUAL REPORT  NOVEMBER 30, 2000
--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]


INVEST WELL


LOOK AHEAD


LEAVE YOUR MARK/SM/


Maryland
Pennsylvania
Virginia

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality -- are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending May 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.


Contents

 1 Dear Shareholder
 3 Market Commentary
 4 Nuveen Maryland Municipal Bond Fund Spotlight
 5 Nuveen Pennsylvania Municipal Bond Fund Spotlight
 6 Nuveen Virginia Municipal Bond Fund Spotlight
 7 Portfolio of Investments
21 Statement of Net Assets
22 Statement of Operations
23 Statement of Changes in Net Assets
25 Notes to Financial Statements
30 Financial Highlights
33 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger appears here]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.


Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
  . A commitment to exhaustive research
  . An active, value-oriented investment style
  . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.


Semiannual Report         page 1

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended November 30, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.
Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
January 12, 2001


Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

Semiannual Report         page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary
--------------------------------------------------------------------------------

The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the Lehman Brothers General Municipal Bond Index reported a positive return of 11.7% for the one-year period ended December 31, 2000. The yield on the Bond Buyer 20 fell by 0.86% to 5.14% in 2000.

Compared to other fixed-income investments, municipals have become more attractive. After reaching a low of 77.0% in late July, the ratio of the Bond Buyer 20 to 20-year taxable swaps has risen to 81.6% at yearend. This may reflect the market's anticipation of the potential reduction in federal income tax rates. However, the paper-thin margin of victory for President-elect George
W. Bush and the nearly 50/50 split in Congress argue against any dramatic changes to the Tax Code.

The Economy

Several factors contributed to the Federal Reserve's decision to cut the Fed Fund's rate 0.50% January 3, 2001:
  . unemployment claims are up about 20% from their low point in 2000;
  . automakers expect to cut production by 6% in the first quarter of 2001; . consumer confidence has plummeted by 14 points since September 2000; and . the volatility of the stock market has made investors more risk averse.

The downturn is not limited to this country. Like its U.S. counterpart, the European purchasing managers index is also trending lower.

The one notable exception to this trend has been the resilient housing market. While housing starts are below their average for the last 12 months and their average in 1999, they remain at a high level by historical standards. Housing activity leads to spending for furnishings and appliances.

The weakness of the economy is expected to take some of the pressure off consumer prices. With the pace of layoffs increasing, workers are not likely to press for outsized wage gains. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from 3.4% currently to 2.8%.

Outlook

We will watch the Fed closely and the market's reaction to the Fed's moves. The economy is slowing, inflation is fading and credit conditions are tight. The resiliency of the service sector and stimulation from lower interest rates could give underlying support to the economy. We expect to continue to see renewed interest in municipal bonds and other fixed-income investments as investors seek once again the potential benefits of asset allocation.



Cadmus Hicks, CFA PhD
Vice President


Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.
This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.

                                                    Semiannual Report     page 3

NUVEEN MARYLAND MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000


Top Five Sectors

Housing (Multifamily)           24%
-----------------------------------
Tax Obligation (Limited)        17%
-----------------------------------
Healthcare                      14%
-----------------------------------
Housing (Single Family)         11%
-----------------------------------
Education and
Civic Organizations             10%
-----------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets              $74.8 million
-------------------------------------------
Average Duration                       8.08
-------------------------------------------
Average Effective Maturity      20.45 years
-------------------------------------------

Quick Facts


                           A Shares        B Shares        C Shares     R Shares

NAV                           $9.92           $9.93           $9.92        $9.95
--------------------------------------------------------------------------------
CUSIP                     67065L831       67065L823       67065L815    67065L799
--------------------------------------------------------------------------------
Latest Monthly Dividend*    $0.0395         $0.0335         $0.0350      $0.0410
--------------------------------------------------------------------------------
Inception Date                 9/94            3/97            9/94        12/91
--------------------------------------------------------------------------------

* Paid December 1, 2000.

Annualized Total Returns as of 11/30/00+

                        A Shares        B Shares      C Shares    R Shares

                     NAV     Offer  w/o CDSC  w/ CDSC    NAV        NAV

1 - Year            7.06%    2.54%    6.26%    2.26%    6.47%      7.34%
--------------------------------------------------------------------------------
5 - Year            4.03%    3.15%    3.29%    3.12%    3.41%      4.26%
--------------------------------------------------------------------------------
Since Inception     5.45%    4.93%    4.79%    4.79%    4.77%      5.70%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                        A Shares          B Shares      C Shares      R Shares

                     NAV     Offer   w/o CDSC  w/ CDSC     NAV           NAV

1 - Year            4.20%   -0.22%    3.52%     -0.44%    3.62%         4.49%
--------------------------------------------------------------------------------
5 - Year            4.22%    3.32%    3.48%      3.31%    3.60%         4.45%
--------------------------------------------------------------------------------
Since Inception     5.33%    4.81%    4.66%      4.66%    4.66%         5.59%
--------------------------------------------------------------------------------

+ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                               A Shares    B Shares    C Shares   R Shares

                             NAV    Offer     NAV         NAV        NAV

SEC 30-Day Yield             4.80%   4.60%    4.05%       4.25%      5.00%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*    7.33%   7.02%    6.18%       6.49%      7.63%
--------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.


Bond Credit Quality**
  [Pie Chart Appears Here]


AAA/U.S. Guaranteed     53%
---------------------------
AA                      22%
---------------------------
A                        6%
---------------------------
BBB                     13%
---------------------------
NR                       6%
---------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Semiannual Report         page 4

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Education and
Civic Organizations      24%
----------------------------
Long-Term Care           15%
----------------------------
U.S. Guaranteed          12%
----------------------------
Healthcare               11%
----------------------------
Housing (Single Family)   9%
----------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets         $129.0 million
---------------------------------------
Average Duration                   8.12
---------------------------------------
Average Effective Maturity  21.64 years
---------------------------------------

Quick Facts

                             A Shares     B Shares     C Shares     R Shares
NAV                             $9.84        $9.86        $9.83        $9.83
----------------------------------------------------------------------------
CUSIP                       67065L740    67065L732    67065L724    67065L716
----------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0430      $0.0370      $0.0385      $0.0445
----------------------------------------------------------------------------
Inception Date                  10/86         2/97         2/94         2/97
----------------------------------------------------------------------------
*Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                     A Shares         B Shares       C Shares  R Shares
                   NAV     Offer  w/o CDSC  w/ CDSC     NAV       NAV
1 - Year          7.06%    2.52%    6.25%    2.25%     6.47%     7.16%
-----------------------------------------------------------------------
5 - Year          4.52%    3.62%    3.83%    3.67%     3.95%     4.67%
-----------------------------------------------------------------------
10 - Year         6.41%    5.96%    5.93%    5.93%     5.83%     6.49%
-----------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                     A Shares         B Shares       C Shares  R Shares
                   NAV     Offer  w/o CDSC  w/ CDSC     NAV       NAV
1 - Year          4.37%    0.02%    3.58%   -0.37%     3.79%     4.67%
-----------------------------------------------------------------------
5 - Year          4.95%    4.06%    4.26%    4.10%     4.38%     5.12%
-----------------------------------------------------------------------
10 - Year         6.67%    6.22%    6.19%    6.19%     6.09%     6.75%
-----------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                  A Shares     B Shares  C Shares  R Shares
                                 NAV    Offer     NAV       NAV       NAV
SEC 30-Day Yield                5.22%   5.00%    4.47%     4.67%     5.42%
---------------------------------------------------------------------------
Taxable Equivalent Yield*       7.79%   7.46%    6.67%     6.97%     8.09%
---------------------------------------------------------------------------
*Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     36%
---------------------------
AA                      13%
---------------------------
A                        7%
---------------------------
BBB                     33%
---------------------------
NR                       7%
---------------------------
Other                    4%
---------------------------

**As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                    Semiannual Report     page 5

NUVEEN VIRGINIA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

U.S. Guaranteed              15%
--------------------------------
Education and
Civic Organizations          12%
--------------------------------
Water and Sewer              11%
--------------------------------
Tax Obligation (Limited)     11%
--------------------------------
Healthcare                    9%
--------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets          $210.3 million
----------------------------------------
Average Duration                    6.50
----------------------------------------
Average Effective Maturity   17.68 years
----------------------------------------

Quick Facts

                             A Shares     B Shares     C Shares     R Shares
NAV                            $10.47       $10.46       $10.46       $10.46
----------------------------------------------------------------------------
CUSIP                       67065L690    67065L682    67065L674    67065L666
----------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0440      $0.0375      $0.0395      $0.0460
----------------------------------------------------------------------------
Inception Date                   3/86         2/97        10/93         2/97
----------------------------------------------------------------------------

*Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                       A Shares           B Shares        C Shares  R Shares
                     NAV      Offer   w/o CDSC   w/ CDSC     NAV       NAV
1 - Year            7.06%     2.58%     6.30%     2.30%     6.51%     7.31%
----------------------------------------------------------------------------
5 - Year            4.79%     3.90%     4.06%     3.89%     4.23%     4.95%
----------------------------------------------------------------------------
10 - Year           6.60%     6.15%     6.09%     6.09%     6.01%     6.68%
----------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                       A Shares           B Shares        C Shares  R Shares
                     NAV      Offer    w/o CDSC  w/ CDSC     NAV       NAV
1 - Year            4.82%     0.41%     4.07%     0.09%     4.27%     5.07%
----------------------------------------------------------------------------
5 - Year            5.24%     4.34%     4.51%     4.34%     4.65%     5.39%
----------------------------------------------------------------------------
10 - Year           6.86%     6.40%     6.35%     6.35%     6.26%     6.93%
----------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1%CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                 A Shares       B Shares  C Shares  R Shares
                               NAV      Offer      NAV       NAV       NAV
SEC 30-Day Yield              4.79%     4.59%     4.04%     4.24%     4.99%
----------------------------------------------------------------------------
Taxable Equivalent Yield*     7.37%     7.06%     6.22%     6.52%     7.68%
----------------------------------------------------------------------------
*Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

Bond Credit Quality**

{PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     43%
---------------------------
AA                      20%
---------------------------
A                       15%
---------------------------
BBB                     15%
---------------------------
NR                       6%
---------------------------
Other                    1%
---------------------------

**As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report    page 6

                 Portfolio of Investments (Unaudited)
                 Nuveen Maryland Municipal Bond Fund
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 2.1%

  $     1,500 Mayor and City Council of       4/02 at 103       AA- $ 1,575,735
               Baltimore, Maryland, Port
               Facilities Revenue Bonds
               (Consolidation Coal Sales
               Company Project), Series
               1984B, 6.500%, 10/01/11

-------------------------------------------------------------------------------
              Consumer Staples - 1.7%

        1,250 The Children's Trust Fund,      7/10 at 100       Aa3   1,251,300
               Tobacco Settlement Asset-
               Backed Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 9.9%

        1,000 Maryland Economic               6/09 at 102      Baa3     976,550
               Development Corporation,
               Student Housing Revenue
               Bonds (Collegiate Housing
               Foundation--Salisbury
               Project), Series 1999A,
               6.000%, 6/01/19

        1,250 Maryland Economic               6/09 at 102      Baa3   1,186,613
               Development Corporation,
               Student Housing Revenue
               Bonds (Collegiate Housing
               Foundation--University
               Courtyard Project), Series
               1999A, 5.750%, 6/01/19

              Maryland Health and Higher
              Educational Facilities
              Authority, Educational
              Facilities Mortgage Revenue
              Bonds (Green Acres School
              Issue), Series 1998:
          665  5.300%, 7/01/18                7/06 at 102      BBB-     602,603
        1,425  5.300%, 7/01/28                7/06 at 102      BBB-   1,232,782

        1,000 Maryland Health and Higher      7/08 at 102        AA     978,190
               Educational Facilities
               Authority, Refunding
               Revenue Bonds (The Johns
               Hopkins University Issue),
               Series 1998, 5.125%,
               7/01/20

        1,500 Morgan State University,       No Opt. Call       AAA   1,651,845
               Maryland, Academic Fees
               and Auxiliary Facilities
               Fees Revenue Refunding
               Bonds, 1993 Series,
               6.100%, 7/01/20

          750 University of Puerto Rico,      6/10 at 100       AAA     787,215
               University System Revenue
               Bonds, Series O, 5.750%,
               6/01/19

-------------------------------------------------------------------------------
              Healthcare - 13.7%

        2,165 City of Gaithersburg,          No Opt. Call       AAA   2,460,090
               Maryland, Nursing Home
               Revenue Refunding Bonds
               (Shady Grove Adventist
               Nursing and Rehabilitation
               Center Project), Series
               1992A, 6.500%, 9/01/12

        1,760 Maryland Economic               4/11 at 102       N/R   1,593,046
               Development Corporation
               (Health and Mental Hygiene
               Providers Facilities
               Acquisition Program),
               Revenue Bonds, Series
               1996A, 7.625%, 4/01/21

        2,000 Maryland Health and Higher      6/09 at 101         A   1,863,860
               Educational Facilities
               Authority, Kaiser
               Permanente Revenue Bonds,
               1998 Series A, 5.375%,
               7/01/15

          750 Maryland Health and Higher      7/10 at 101      Baa1     776,318
               Educational Facilities
               Authority, Revenue Bonds
               (University of Maryland
               Medical System Issue),
               Series 2000, 6.750%,
               7/01/30

        1,000 Maryland Health and Higher      7/03 at 102       AAA     995,800
               Educational Facilities
               Authority, Refunding
               Revenue Bonds (Francis
               Scott Key Medical Center
               Issue), Series 1993,
               5.000%, 7/01/13

              Prince Georges County,
              Maryland, Project and
              Refunding Revenue Bonds
              (Dimensions Health
              Corporation Issue), Series
              1994:
          155  4.750%, 7/01/03               No Opt. Call       N/R     133,683
          295  4.850%, 7/01/04               No Opt. Call       N/R     242,381
        2,000  5.375%, 7/01/14                7/04 at 102       N/R   1,144,700

        1,000 Puerto Rico Industrial,         1/05 at 102       AAA   1,059,110
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds,
               1995 Series A (Hospital
               Auxilio Mutuo Obligated
               Group Project), 6.250%,
               7/01/16

-------------------------------------------------------------------------------
              Housing/Multifamily - 23.0%

        1,500 Baltimore County, Maryland,    10/08 at 102       AAA   1,357,050
               Mortgage Revenue Refunding
               Bonds (GNMA
               Collateralized--Cross
               Creek Apartments Project),
               Series 1998A, 5.250%,
               10/20/33

        1,000 Baltimore City, Maryland,      12/02 at 102       AAA   1,032,790
               Mortgage Revenue Refunding
               Bonds, Series 1992 (GNMA
               Collateralized--Tindeco
               Wharf Apartments Project),
               6.700%, 12/20/28

        1,000 Howard County, Maryland,        7/02 at 102       AAA   1,029,320
               Mortgage Revenue Refunding
               Bonds, Series 1992 (Howard
               Hills Townhouses Project -
                FHA-Insured Mortgage
               Loan), 6.400%, 7/01/24

        2,000 Howard County, Maryland,        7/02 at 104      Baa2   2,106,260
               Multifamily Housing
               Revenue Refunding Bonds,
               Series 1994 (Chase Glen
               Project), 7.000%, 7/01/24
               (Mandatory put 7/01/04)


--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Maryland Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

              Community Development
              Administration,
              Maryland, Department of
              Housing and Community
              Development, Multifamily
              Housing Revenue Bonds
              (Insured Mortgage
              Loans), 1992 Series D:
  $       700  6.700%, 5/15/27                5/02 at 102        Aa $   723,828
          500  6.750%, 5/15/33                5/02 at 102        Aa     517,295

        1,000 Community Development           1/09 at 101       Aa2     908,020
               Administration,
               Maryland, Department of
               Housing and Community
               Development, Housing
               Revenue Bonds, 1999
               Series A, 5.350%,
               7/01/41 (Alternative
               Minimum Tax)

        1,000 Community Development           1/10 at 100       Aa2   1,017,950
               Administration,
               Maryland, Department of
               Housing and Community
               Development, Housing
               Revenue Bonds, Series
               1999B, 6.250%, 7/01/32
               (Alternative Minimum
               Tax)

        1,000 Community Development      10/08 at 101 1/2       Aaa     935,180
               Administration,
               Maryland, Department of
               Housing and Community
               Development,
               Multifamily Development
               Revenue Bonds (Auburn
               Manor Project), Series
               1998A, 5.300%, 10/01/28
               (Alternative Minimum
               Tax)

        1,000 Housing Opportunities           7/05 at 102       Aa2   1,003,710
               Commission of
               Montgomery County,
               Maryland, Multifamily
               Housing Revenue Bonds,
               1995 Series A., 6.000%,
               7/01/20

        3,420 Housing Opportunities           7/08 at 101       Aaa   3,101,427
               Commission of
               Montgomery County,
               Maryland, Multifamily
               Housing Development
               Bonds, 1998 Series A,
               5.250%, 7/01/29
               (Alternative Minimum
               Tax)

        1,550 Prince Georges County           1/02 at 102       AAA   1,594,888
               Housing Authority (New
               Keystone Apartments -
                FHA-Insured),
               6.800%, 7/01/25

          860 Housing Authority of            5/01 at 100       AAA     853,344
               Prince Georges County,
               Maryland, Mortgage
               Revenue Refunding Bonds
               (Collateralized
               Foxglenn Apartments
               Project), Series 1998A,
               5.450%, 5/20/14
               (Alternative Minimum
               Tax)

        1,000 Housing Authority of            9/09 at 102       AAA   1,006,180
               Prince Georges County,
               Maryland, Mortgage
               Revenue Bonds (GNMA
               Collateralized-
               University Landing at
               Langley Apartments
               Project), Series 1999,
               6.100%, 3/20/41
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               10.4%

        1,150 Community Development           9/09 at 100       Aa2   1,166,951
               Administration,
               Maryland Department of
               Housing and Community
               Development,
               Residential Revenue
               Bonds, 2000 Series B,
               6.150%, 9/01/32
               (Alternative Minimum
               Tax)

          500 Community Development           3/10 at 100       Aa2     514,080
               Administration,
               Maryland Department of
               Housing and Community
               Development,
               Residential Revenue
               Bonds, 2000 Series D,
               6.250%, 9/01/32
               (Alternative Minimum
               Tax)

        1,500 Community Development       3/08 at 101 1/2       Aa2   1,406,475
               Administration,
               Maryland Department of
               Housing and Community
               Development,
               Residential Revenue
               Bonds, 1998 Series A,
               5.300%, 9/01/23
               (Alternative Minimum
               Tax)

        1,530 Housing Opportunities           7/04 at 102       Aa2   1,608,887
               Commission of
               Montgomery County,
               Maryland, Single Family
               Mortgage Revenue Bonds,
               1994 Series A, 6.600%,
               7/01/14

        2,885 Housing Authority of            8/07 at 102       AAA   2,861,776
               Prince Georges County,
               Maryland,
               FHLMC/FNMA/GNMA
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 1997,
               5.750%, 8/01/26
               (Alternative Minimum
               Tax)

          250 Housing Authority of           No Opt. Call       AAA     256,123
               Prince Georges County,
               Maryland,
               FHLMC/FNMA/GNMA
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 2000A,
               6.150%, 8/01/19

-------------------------------------------------------------------------------
              Long-Term Care - 1.3%

          500 Carroll County,                 1/09 at 101        AA     499,120
              Maryland, Revenue Bonds
              (EMA Obligated Group
              Issue)
               (Fairhaven and Copper
              Ridge), 1999A Refunding,
              5.500%, 1/01/19

          500 Carroll County,                 1/09 at 101        AA     499,970
              Maryland, Refunding
              Revenue Bonds (EMA
              Obligated Group Issue)
               (Fairhaven and Copper
              Ridge), Series 1999A,
              5.625%, 1/01/25

-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.8%

        1,000 Montgomery County,              1/10 at 101       AAA   1,048,980
              Maryland, General
              Obligation Bonds,
              Consolidated Public
              Improvement Bonds of
               2000, Series A, 5.750%,
              1/01/19

          300 Northern Mariana Islands        6/10 at 100         A     304,008
              Commonwealth, General
              Obligation Bonds, 2000
              Series A, 6.000%,
              6/01/20 (WI, settling
              12/06/00)

--------------------------------------------------------------------------------
8

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               16.3%

  $     1,250 Anne Arundel County,            7/09 at 102       N/R $ 1,285,950
               Maryland, Special
               Obligation Bonds
               (Arundel Mills Project),
               Series 1999, 7.100%,
               7/01/29

        1,000 Mayor and City Council of      10/07 at 102       AAA     984,840
               Baltimore, Maryland,
               Certificates of
               Participation (Emergency
               Telecommunications
               Facilities), Series
               1997A, 5.000%, 10/01/17

        2,000 Mayor and City Council of       9/08 at 102       AAA   1,916,460
               Baltimore, Maryland,
               Convention Center
               Refunding Revenue Bonds,
               Series 1998, 5.000%,
               9/01/19

        1,110 Maryland Department of          6/10 at 101       Aaa   1,151,370
               Housing and Community
               Development, Community
               Development
               Administration
               Infrastructure Financing
               Bonds (MBIA Insured),
               2000 Series A, 5.875%,
               6/01/30

          900 Maryland Department of         10/10 at 101        AA     906,165
               Transportation,
               Certificates of
               Participation, Series
               2000, 5.500%, 10/15/18
               (Alternative Minimum
               Tax)

        1,760 Maryland Stadium               12/04 at 102       AAA   1,848,282
               Authority, Convention
               Center Expansion Lease
               Revenue Bonds, Series
               1994, 5.875%, 12/15/12

          500 New Baltimore City Board       11/10 at 100       AA+     501,910
               of School Commissioners,
               Maryland, School System
               Revenue Bonds, Series
               2000, 5.125%, 11/01/15

        1,000 Puerto Rico Highway and         7/10 at 101       AAA   1,068,230
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 5.750%,
               7/01/16

        1,500 Virgin Islands Public          10/10 at 101      BBB-   1,555,950
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Tax Loan Note), Series
               1999A, 6.500%, 10/01/24

        1,000 Washington Suburban             6/07 at 100       Aa1     983,570
               Sanitary District,
               Maryland (Montgomery and
               Prince Georges
               Counties), General
               Construction Bonds of
               1997, 5.125%, 6/01/19

-------------------------------------------------------------------------------
              Transportation - 3.9%

        1,000 Maryland Transportation         7/02 at 100        A+   1,011,020
               Authority,
               Transportation
               Facilities Projects
               Revenue Bonds, Series
               1992, 5.750%, 7/01/15

        1,000 Puerto Rico Ports               6/06 at 102      Baa2   1,016,130
               Authority, Special
               Facilities Revenue
               Bonds, 1996 Series A
               (American Airlines, Inc.
               Project), 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

          900 Washington Metropolitan         1/04 at 102       AAA     903,339
               Area Transit Authority
               (District of Columbia),
               Gross Revenue Transit
               Refunding Bonds, Series
               1993, 5.250%, 7/01/14

-------------------------------------------------------------------------------
              U.S. Guaranteed - 3.5%

          600 City of Baltimore,             10/02 at 100       AAA     623,112
               Maryland (Mayor and City
               Council of Baltimore),
               General Obligation
               Consolidated Public
               Improvement Bonds, 1992
               Series A, 6.500%,
               10/15/12 (Pre-refunded
               to 10/15/02)

          700 The Maryland National           7/02 at 102     AA***     732,053
               Capital Park and
               Planning Commission
               (Prince Georges County),
               General Obligation Park
               Acquisition and
               Development Bonds,
               Series L-2, 6.125%,
               7/01/10 (Pre-refunded to
               7/01/02)

          500 Commonwealth of Puerto      7/02 at 101 1/2       AAA     526,295
               Rico, Public Improvement
               Bonds of 1992 (General
               Obligation), 6.600%,
               7/01/13 (Pre-refunded to
               7/01/02)

          750 Puerto Rico                    10/10 at 101       AAA     766,845
               Infrastructure Financing
               Authority, Special
               Obligation Bonds, 2000
               Series A, 5.500%,
               10/01/20

-------------------------------------------------------------------------------
              Utilities - 3.5%

        1,000 Montgomery County,              6/03 at 102       AAA   1,029,820
               Maryland, Solid Waste
               System Revenue Bonds,
               1993 Series A, 5.875%,
               6/01/13 (Alternative
               Minimum Tax)

        1,500 Prince Georges County,          1/03 at 102        A1   1,557,240
               Maryland, Pollution
               Control Revenue
               Refunding Bonds (Potomac
               Electric Project), 1993
               Series, 6.375%, 1/15/23

-------------------------------------------------------------------------------
              Water and Sewer - 6.6%

        1,000 City of Baltimore,             No Opt. Call       AAA     955,300
               Maryland (Mayor and City
               Council of Baltimore),
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 1994-
               A, 5.000%, 7/01/24

        1,750 City of Baltimore,              7/08 at 101       AAA   1,638,210
               Maryland (Mayor and City
               Council of Baltimore),
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 1998-
               A, 5.000%, 7/01/28


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Maryland Municipal Bond Fund (continued)
                 November 30, 2000

     Principal                              Optional Call                Market
  Amount (000) Description                    Provisions* Ratings**       Value
-------------------------------------------------------------------------------
               Water and Sewer
               (continued)

 $       1,500 City of Baltimore,             7/06 at 101       AAA $ 1,504,064
                Maryland (Mayor and City
                Council of Baltimore),
                Project and Refunding
                Revenue Bonds (Water
                Projects), Series 1996-A,
                5.500%, 7/01/26

               City of Baltimore,
               Maryland (Mayor and City
               Council of Baltimore),
               Project and Refunding
               Revenue Bonds (Water
               Projects), Series 2000-A:
           500  6.000%, 7/01/15               7/10 at 100       AAA     539,070
           250  6.000%, 7/01/19               7/10 at 100       AAA     266,000

-------------------------------------------------------------------------------
 $      74,080 Total Investments (cost                               73,136,658
                $73,663,107) - 97.7%
-------------------------------------------------------------------------------
------------
               Short-Term Investments -
                 0.7%

 $         500 Maryland Health and Higher                       N/R     500,000
                Education Facilities
                Authority (Stone Ridge
                Issue),
                Variable Rate Demand
                Bonds, 4.15%, 1/01/20+
------------
         ----------------------------------------------------------------------
               Other Assets Less                                      1,203,979
                Liabilities - 1.6%
         ----------------------------------------------------------------------
               Net Assets - 100%                                    $74,840,637
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Portfolio of Investments (Unaudited)
                 Nuveen Pennsylvania Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Capital Goods - 2.1%

  $     3,000 Delaware County Industrial     1/08 at 102       BB- $  2,700,660
               Development Authority
               (Pennsylvania), Refunding
               Revenue Bonds, Series A
               1997 (Resource Recovery
               Facility), 6.200%,
               7/01/19

-------------------------------------------------------------------------------
              Education and Civic
              Organizations -  24.0%

        3,000 Allegheny County Higher        2/06 at 102      Baa3    3,017,790
               Education Building
               Authority (Commonwealth
               of Pennsylvania),
               College Revenue Bonds,
               Series A of 1996 (Robert
               Morris College), 6.250%,
               2/15/26

              Allegheny County Higher
              Education Building
              Authority (Commonwealth of
              Pennsylvania), College
              Revenue Refunding Bonds,
              Series A of 1998 (Robert
              Morris College):
        1,190  5.500%, 5/01/15              No Opt. Call      Baa3    1,145,815
        1,500  6.000%, 5/01/28              No Opt. Call      Baa3    1,471,245

              Chester County Health and
               Education Facilities
               Authority (Pennsylvania),
               College Revenue Bonds,
               Series of 1998
               (Immaculata College):
        1,300  5.600%, 10/15/18             10/08 at 102      BBB-    1,222,065
        2,300  5.625%, 10/15/27             10/08 at 102      BBB-    2,104,063

        4,515 Delaware County Authority     10/08 at 100      BBB-    3,930,940
               (Pennsylvania), College
               Revenue Refunding Bonds
               (Neumann College), Series
               1998A, 5.375%, 10/01/26

        6,075 Delaware County Authority      7/10 at 102       N/R    6,139,699
               (Pennsylvania), Student
               Housing Revenue Bonds,
               Series 2000A (Collegiate
               Housing Foundation -
                Eastern College
               Project), 8.250%, 7/01/29

              New Wilmington Municipal
              Authority (Lawrence
              County, Pennsylvania),
              College Revenue Bonds,
              Series 1998 (Westminster
              College):
        1,275  5.300%, 3/01/18               3/08 at 100      Baa1    1,154,079
          935  5.350%, 3/01/28               3/08 at 100      Baa1      814,030

          750 Northeastern Pennsylvania      2/05 at 100       AAA      809,078
               Hospital and Education
               Authority, Guaranteed
               College Revenue Bonds,
               Luzerne County Community
               College, 6.625%, 8/15/15

              Pennsylvania Higher
              Educational Facilities
              Authority (Commonwealth of
              Pennsylvania), Geneva
              College Revenue Bonds,
              Series of 1998:
        4,150  5.375%, 4/01/15               4/08 at 102      BBB-    3,864,812
        1,800  5.375%, 4/01/23               4/08 at 102      BBB-    1,584,072

        3,000 Pennsylvania Higher            5/09 at 100        A-    3,036,360
               Educational Facilities
               Authority (Commonwealth
               of Pennsylvania),
               Drexel University Revenue
               Bonds, Series 1999,
               6.000%, 5/01/29

          600 The General Municipal         12/00 at 100       N/R      646,782
               Authority of the City of
               Wilkes-Barre, College
               Misericordia Revenue
               Bonds, Refunding Series A
               of 1992, 7.750%, 12/01/12

-------------------------------------------------------------------------------
              Energy - 2.8%

        3,500 Pennsylvania Economic         12/04 at 102       BBB    3,655,365
               Development Financing
               Authority (Sun Company,
               Inc. - R&M Project),
               Series 1994A, 7.600%,
               12/01/24 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 11.3%

        2,000 Hospital Development          11/10 at 102        B+    1,869,660
               Authority, Allegheny
               County, Pennsylvania,
               Health System Revenue
               Bonds (West Pennsylvania
               Allegheny Health System),
               Series 2000B, 9.250%,
               11/15/30

              Columbia County Hospital
              Authority, Pennsylvania,
              Health Care Revenue Bonds
              (The Bloomsburg Hospital
              Obligated Group Project),
              Series of 1999:
        3,735  5.850%, 6/01/24               6/09 at 100      BBB-    3,041,336
        1,000  5.900%, 6/01/29               6/09 at 100      BBB-      800,090

        1,585 The City of Jeannette         11/06 at 102      BBB+    1,419,986
               Health Services
               Authority, Hospital
               Revenue Bonds (Jeannette
               District Memorial
               Hospital), Series A of
               1996, 6.000%, 11/01/18

        1,985 Philadelphia Pennsylvania     11/02 at 102       BBB    1,782,590
               Hospitals and Higher
               Education Facilities
               Authority, Hospital
               Revenue Refunding Bonds
               (Chestnut Hill Hospital),
               6.500%, 11/15/22

        2,500 Philadelphia Pennsylvania      7/07 at 102       BBB    2,140,050
               Hospitals and Higher
               Education Facilities
               Authority, Hospital
               Revenue Refunding Bonds
               (Jeanes Hospital
               Project), 5.875%, 7/01/17


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Pennsylvania Municipal Bond Fund (continued) November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              City of Pottsville
              Hospital Authority,
              Hospital Revenue Bonds
              (The Pottsville Hospital
              and Warne Clinic), Series
              of 1998:
  $     1,265  5.250%, 7/01/10              No Opt. Call      BBB- $  1,109,139
        2,250  5.625%, 7/01/24               7/08 at 100      BBB-    1,811,610

          230 Health Care Facilities         3/01 at 102       AAA      235,842
               Authority of Sayre
               (Pennsylvania), Revenue
               Bonds (Guthrie Healthcare
               System), Series 1991A,
               7.100%, 3/01/17

          350 Washington County Hospital     4/02 at 102        A2      364,571
               Authority, Hospital
               Revenue Bonds, Series
               1992 (Monongahela Valley
               Hospital, Inc. Project),
               6.750%, 12/01/08

-------------------------------------------------------------------------------
              Housing/Multifamily - 1.5%

          500 Redevelopment Authority of     2/02 at 100       AAA      505,940
               the County of Bucks,
               Pennsylvania, Mortgage
               Revenue Refunding Bonds
               (Warminster Heights
               Section 8 Assisted FHA-
               Insured Project), 1992
               Series A, 6.875%, 8/01/23

        1,520 Redevelopment Authority of     2/08 at 100       Aa2    1,450,323
               the City of Philadelphia,
               Pennsylvania, Multifamily
               Housing Refunding Revenue
               Bonds, Series 1998 (FHA-
               Insured Mortgage Loan -
                Woodstock Mutual Homes,
               Inc. Project), 5.450%,
               2/01/23

-------------------------------------------------------------------------------
              Housing/Single Family -
               8.5%

        1,350 Allegheny County              No Opt. Call       Aaa      204,120
               Residential Finance
               Authority, Single Family
               Mortgage Revenue Bonds,
               1994 Series Z, 0.000%,
               5/01/27 (Alternative
               Minimum Tax)

           15 Pennsylvania Housing           4/01 at 102       AA+       15,114
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 30,
               7.300%, 10/01/17

          520 Pennsylvania Housing          10/01 at 102       AA+      535,418
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 1991-32,
               7.150%, 4/01/15

        2,500 Pennsylvania Housing           4/06 at 102       AA+    2,625,150
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 1996-50A,
               6.000%, 10/01/13

        2,000 Pennsylvania Housing           4/06 at 102       AA+    2,048,540
               Finance Agency, Single
               Family Mortgage Revenue
               Bonds, Series 1996-51,
               6.375%, 4/01/28
               (Alternative Minimum Tax)

        2,600 Urban Redevelopment            8/05 at 102         A    2,621,450
               Authority of Pittsburgh,
               Home Improvement Loan
               Bonds, 1995 Series A,
               6.375%, 8/01/18
               (Alternative Minimum Tax)

          995 Pittsburgh Pennsylvania        4/06 at 102       AAA    1,011,845
               Urban Redevelopment
               Authority, Mortgage
               Revenue Bonds, Series D,
               6.250%, 10/01/17

          765 Urban Redevelopment            4/07 at 102       AAA      786,864
               Authority of Pittsburgh,
               Mortgage Revenue Bonds,
               1997 Series A,
               6.200%, 10/01/21
               (Alternative Minimum Tax)

        1,055 Urban Redevelopment            4/04 at 102       AAA    1,086,070
               Authority of Pittsburgh,
               Mortgage Revenue Bonds,
               1994 Series A,
               6.625%, 4/01/22
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 14.7%

        2,875 Allegheny County              10/05 at 100       AAA    3,003,915
               Residential Finance
               Authority, Mortgage
               Revenue Bonds (FHA-
               Insured Mortgage - Ladies
               Grand Army of the
               Republic Health Facility
               Project), 1995 Series G,
               6.350%, 10/01/36

        2,000 Armstrong County Hospital     12/01 at 100       AAA    2,041,460
               Authority (Pennsylvania),
               Health Center Revenue
               Refunding Bonds, Series
               1991 (Canterbury Place
               Project), 6.500%,
               12/01/21

        1,000 Butler County Industrial       6/03 at 102        A+      957,020
               Development Authority
               (Pennsylvania), Health
               Center Revenue Refunding
               Bonds, Series 1993,
               Pittsburgh Lifetime Care
               Community (Sherwood Oaks
               Project), 5.750%, 6/01/16

              Chester County Health and
              Educational Facilities
              Authority (Pennsylvania),
              Mortgage Revenue Refunding
              Bonds (Tel Hai Obligated
              Group Project), Series of
              1998:
        1,000  5.400%, 6/01/18              12/08 at 100       BBB      824,210
        1,100  5.500%, 6/01/25              12/08 at 100       BBB      877,679

        2,000 Montgomery County Higher       1/06 at 101       BBB    1,782,080
               Education and Health
               Authority, Mortgage
               Revenue Bonds, Series
               1996 (Waverly Heights
               Project), 6.375%, 1/01/26

        9,285 The Hospitals and Higher       7/10 at 102       Aa2    9,485,742
               Education Facilities
               Authority of
               Philadelphia,
               Pennsylvania, FHA
               Mortgage Revenue Bonds
               (Northwood Project),
               Series 2000A, 6.375%,
               7/01/40


--------------------------------------------------------------------------------
12

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General -
               6.1%

              Chichester School
               District, Delaware
               County, Pennsylvania,
               General Obligation Bonds,
               Series of 1999:
  $     3,125  0.000%, 3/01/26              No Opt. Call       AAA $    733,063
        3,125  0.000%, 3/01/27              No Opt. Call       AAA      691,813
        3,125  0.000%, 3/01/28              No Opt. Call       AAA      651,469
        3,125  0.000%, 3/01/29              No Opt. Call       AAA      613,688

              Girard School District
               (Erie County,
               Pennsylvania), General
               Obligation Bonds, Series
               of 1999B:
        1,645  0.000%, 11/15/26             No Opt. Call       AAA      378,399
        1,635  0.000%, 11/15/28             No Opt. Call       AAA      335,028

        2,000 Mckeesport Area School        10/06 at 100       AAA    2,143,340
               District (Allegheny
               County, Pennsylvania),
               General Obligation Bonds,
               Series of 1996A, 6.000%,
               10/01/25

        4,875 Mckeesport Area School        No Opt. Call       AAA    1,272,229
               District (Allegheny
               County, Pennsylvania),
               General Obligation Bonds,
               Series of 1997D, 0.000%,
               10/01/24

        2,195 Montour School District       No Opt. Call       AAA    1,099,958
               (Allegheny County,
               Pennsylvania), General
               Obligation Bonds, Series
               B of 1993, 0.000%,
               1/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               2.0%

        1,000 Redevelopment Authority of    12/10 at 101       N/R    1,031,020
               Allegheny County,
               Pennsylvania, Tax
               Increment Finance Bonds
               (Waterfront Project),
               Series A of 2000, 6.300%,
               12/15/18

        1,390 Pennsylvania                  No Opt. Call       AAA    1,529,778
               Intergovernmental
               Cooperative Authority
               (City of Philadelphia
               Funding Program), Series
               of 1994, 7.000%, 6/15/05

-------------------------------------------------------------------------------
              Transportation - 4.7%

           50 Pennsylvania Turnpike         12/02 at 102       AAA       50,258
               Commission, Turnpike
               Revenue Bonds, Series O
               of 1992, 5.500%, 12/01/17

        3,000 Philadelphia,                  6/07 at 102       AAA    2,869,650
               Pennsylvania, Airport
               Revenue Bonds
               (Philadelphia Airport
               System), Series 1997B,
               5.400%, 6/15/27
               (Alternative Minimum Tax)

        3,000 Public Parking Authority       6/10 at 100       AAA    3,133,560
               of Pittsburgh
               (Pennsylvania), Parking
               System Revenue Bonds,
               Series 2000, 6.000%,
               12/01/24

-------------------------------------------------------------------------------
              U.S. Guaranteed - 12.3%

          200 Allegheny County Hospital     10/01 at 100   BBB+***      204,286
               Development Authority,
               Hospital Revenue Bonds,
               Series 1991A (St.
               Margaret Memorial
               Hospital), 7.125%,
               10/01/21 (Pre-refunded to
               10/01/01)

        1,525 Allegheny County Hospital     No Opt. Call    N/R***    1,763,998
               Development Authority
               (Pennsylvania), Hospital
               Revenue Bonds, Series Q
               (Allegheny Valley
               Hospital, Sublessee),
               7.000%, 8/01/15

          200 Butler County Hospital         6/01 at 102       AAA      206,534
               Authority (Pennsylvania),
               Hospital Revenue Bonds,
               Series 1991A (North Hills
               Passavant Hospital),
               7.000%, 6/01/22 (Pre-
               refunded to 6/01/01)

        2,850 Deer Lakes School District     1/04 at 100       AAA    2,989,736
               (Allegheny County,
               Pennsylvania), General
               Obligation Bonds, Series
               of 1995, 6.350%, 1/15/14
               (Pre-refunded to 1/15/04)

        1,320 Delaware County Authority,    12/06 at 102       Aaa    1,350,769
               Health Facilities Revenue
               Bonds, Series of 1996
               (Mercy Health Corporation
               of Southeastern
               Pennsylvania Obligated
               Group), 6.000%, 12/15/26

        2,000 Pennsylvania Economic         12/05 at 102      A***    2,281,360
               Development Financing
               Authority (MacMillan
               Bloedel Limited
               Partnership), 7.600%,
               12/01/20 (Alternative
               Minimum Tax) (Pre-
               refunded to 12/01/05)

        1,500 Pennsylvania                   6/05 at 100       AAA    1,650,840
               Intergovernmental
               Cooperative Authority
               (City of Philadelphia
               Funding Program), Series
               of 1994, 7.000%, 6/15/14
               (Pre-refunded to 6/15/05)

          250 Philadelphia Authority for     5/02 at 102    N/R***      261,998
               Industrial Development,
               Revenue Bonds, Series of
               1992 (National Board of
               Medical Examiners
               Project), 6.750%, 5/01/12
               (Pre-refunded to 5/01/02)

          650 City of Philadelphia,         No Opt. Call       AAA      765,570
               Pennsylvania, Gas Works
               Revenue Bonds, Twelfth
               Series B, 7.000%, 5/15/20

          450 City of Philadelphia,          7/03 at 102    BBB***      478,553
               Pennsylvania, Gas Works
               Revenue Bonds, Fourteenth
               Series, 6.375%, 7/01/26
               (Pre-refunded to 7/01/03)

        2,000 Philadelphia Pennsylvania     No Opt. Call   BBB+***    2,141,040
               Hospitals and Higher
               Education Facilities
               Authority, Hospital
               Revenue Refunding Bonds
               (Pennsylvania Hospital),
               6.250%, 7/01/06


--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Pennsylvania Municipal Bond Fund (continued) November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

  $       500 St. Mary Hospital              7/02 at 102       AAA $    525,265
               Authority, Hospital
               Revenue Bonds, Series
               1992A (Franciscan Health
               System/St. Mary Hospital
               Of Langhorne Inc.),
               6.500%, 7/01/12 (Pre-
               refunded to 7/01/02)

          935 The Municipal Authority of    No Opt. Call       AAA    1,235,565
               the Borough of West View
               (Allegheny County,
               Pennsylvania), Special
               Obligation Bonds, Series
               of 1985A, 9.500%,
               11/15/14

-------------------------------------------------------------------------------
              Utilities - 6.5%

          765 Greater Lebanon Refuse        11/02 at 100        A-      784,010
               Authority, Lebanon
               County, Pennsylvania,
               Solid Waste Revenue
               Bonds, Series of 1992,
               7.000%, 11/15/04

        1,500 Industrial Development         9/01 at 102      Baa1    1,538,265
               Authority, Lawrence
               County, Pennsylvania,
               Pollution Control Revenue
               Refunding Bonds
               (Pennsylvania Power
               Company - New Castle
               Project), Series A,
               7.150%, 3/01/17

          550 Lehigh County Industrial       8/05 at 102       AAA      570,867
               Development Authority,
               Pollution Control Revenue
               Refunding Bonds, 1995
               Series A (Pennsylvania
               Power and Light Company
               Project), 6.150%, 8/01/29

        1,000 Northampton County             7/05 at 102       AAA    1,041,020
               Industrial Development
               Authority, Pennsylvania,
               Pollution Control Revenue
               Refunding Bonds, 1995
               Series A (Metropolitan
               Edison Company Project),
               6.100%, 7/15/21

        1,580 City of Philadelphia,          7/09 at 101       AAA    1,442,414
               Pennsylvania, Gas Works
               Revenue Bonds, 1998
               General Ordinance Second
               Series, 5.000%, 7/01/29

              City of Philadelphia,
              Pennsylvania, Gas Works
              Revenue Bonds, Fourteenth
              Series:
        2,000  6.375%, 7/01/14               7/03 at 102       AAA    2,111,780
          950  6.375%, 7/01/26               7/03 at 102       BBB      959,120

-------------------------------------------------------------------------------
              Water and Sewer - 2.7%

          950 Luzerne County Industrial     12/02 at 102         A    1,001,592
               Development Authority,
               Exempt Facilities Revenue
               Bonds, 1992 Series B
               (Pennsylvania Gas and
               Water Company Project),
               7.125%, 12/01/22
               (Alternative Minimum Tax)

        1,500 Luzerne County Industrial     12/04 at 102       AAA    1,615,500
               Development Authority,
               Exempt Facilities Revenue
               Refunding Bonds, 1994
               Series A (Pennsylvania
               Gas and Water Company
               Project), 7.000%,
               12/01/17 (Alternative
               Minimum Tax)

          795 South Wayne County Water       4/02 at 102       N/R      829,500
               and Sewer Authority,
               Pennsylvania, Revenue
               Refunding Sewer Bonds,
               8.200%, 4/15/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
  $   148,130 Total Investments (cost                               128,017,504
               $128,406,834) - 99.2%
------------
-------------------------------------------------------------------------------
              Other Assets Less                                       1,023,325
               Liabilities - 0.8%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $129,040,829
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 6.0%

  $     2,500 Industrial Development         2/08 at 102      Baa2 $  2,092,075
               Authority of the County
               of Bedford, Virginia,
               Industrial Development
               Refunding Revenue Bonds
               (Nekoosa Packaging
               Corporation), Series
               1998, 5.600%, 12/01/25
               (Alternative Minimum Tax)

        2,000 Industrial Development        12/09 at 101      Baa2    1,849,060
               Authority of the County
               of Bedford, Virginia,
               Industrial Development
               Refunding Revenue Bonds
               (Nekoosa Packaging
               Corporation), Series
               1999, 6.300%, 12/01/25
               (Alternative Minimum Tax)

        2,000 Industrial Development         9/04 at 102        A3    2,112,720
               Authority of Covington-
               Alleghany County,
               Virginia, Pollution
               Control Facilities
               Refunding Revenue Bonds
               (Westvaco Corporation
               Project), Series 1994,
               6.650%, 9/01/18

        3,545 Industrial Development         4/04 at 102      BBB+    3,571,481
               Authority of the Isle of
               Wight County, Virginia,
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Union Camp Corporation
               Project), Series 1994,
               6.550%, 4/01/24
               (Alternative Minimum Tax)

        3,000 Industrial Development         5/07 at 102      BBB+    2,911,800
               Authority of the Isle of
               Wight County, Virginia,
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Union Camp Corporation
               Project), Series 1997,
               6.100%, 5/01/27
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 1.8%

        2,250 Industrial Development        No Opt. Call       BBB    1,977,840
               Authority of the County
               of Charles City,
               Virginia, Solid Waste
               Disposal Facility Revenue
               Refunding Bonds (USA
               Waste of Virginia, Inc.
               Project), Series 1999,
               4.875%, 2/01/09
               (Alternative Minimum Tax)

        2,000 Industrial Development        No Opt. Call       BB-    1,704,880
               Authority of the County
               of Henrico, Virginia,
               Solid Waste Disposal
               Revenue Bonds, Series
               1996A (Browning-Ferris
               Industries of South
               Atlantic, Inc. Project),
               5.450%, 1/01/14
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 1.0%

        1,505 The Children's Trust Fund,     7/10 at 100       Aa3    1,506,565
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

          500 Industrial Development         4/07 at 101        A+      508,815
               Authority of the County
               of James, Virginia,
               Sewage and Solid Waste
               Disposal Facilities
               Revenue Bonds, Series
               1997 (Anheuser Busch
               Project), 6.000%, 4/01/32
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
               Organizations - 11.6%

        2,000 Industrial Development         1/09 at 101        A1    2,047,240
               Authority of the City of
               Alexandria, Virginia,
               Educational Facilities
               Revenue Bonds (Episcopal
               High School), Series
               1999, 5.875%, 1/01/29

        1,500 Industrial Development        10/10 at 101       AAA    1,537,515
               Authority of the City of
               Alexandria, Virginia,
               Fixed Rate Revenue Bonds
               (Institute for Defense
               Analyses), Series 2000A,
               5.900%, 10/01/30

              Industrial Development
              Authority of Danville,
              Virginia, Student Housing
              Revenue Bonds (Collegiate
              Housing Foundation -
               Averett College Project),
              Series 1999A:
          680  6.875%, 6/01/20               6/09 at 102       N/R      665,026
        1,910  7.000%, 6/01/30               6/09 at 102       N/R    1,866,949

          500 Medical College of Hampton    11/01 at 102        A-      518,545
               Roads, Virginia, General
               Revenue Refunding Bonds,
               Series 1991A,
               6.875%, 11/15/16

              Industrial Development
              Authority of Loudoun
              County, Virginia,
              University Facilities
              Revenue Refunding Bonds
              (The George Washington
              University), Series of
              1992:
          500  6.250%, 5/15/12               5/02 at 102        A1      518,670
        2,225  6.250%, 5/15/22               5/02 at 102        A1    2,268,076

        1,000 City of Portsmouth,            5/07 at 102        AA      904,130
               Virginia, Golf Course
               System Revenue Bonds,
               Series 1998, 5.000%,
               5/01/23

        2,000 Prince William County Park    10/09 at 101        A3    2,021,640
               Authority, Virginia, Park
               Facilities Revenue
               Refunding and Improvement
               Bonds, Series 1999,
               6.000%, 10/15/28

        1,250 Industrial Development        10/03 at 102      Baa3    1,189,563
               Authority of Rockingham
               County, Virginia,
               Educational Facilities
               Revenue Bonds
               (Bridgewater College),
               Series 1993, 6.000%,
               10/01/23

              Staunton Industrial
              Development Authority,
              Educational Facilities
              Revenue Bonds (Mary
              Baldwin College):
          350  5.900%, 11/01/03             No Opt. Call       N/R      353,196
          370  6.000%, 11/01/04             No Opt. Call       N/R      375,058


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Education and Civic
               Organizations (continued)

  $     1,250 University of Puerto Rico,     6/10 at 100       AAA $  1,312,025
               University System Revenue
               Bonds, Series O, 5.750%,
               6/01/19

          750 Virginia College Building      1/02 at 102       AAA      780,375
               Authority, Educational
               Facilities Revenue Bonds,
               Washington and Lee
               University Project,
               Series 1992 Refunding,
               6.400%, 1/01/12

          800 Virginia College Building      5/02 at 102         A      839,632
               Authority, Educational
               Facilities Revenue Bonds
               (Randolph-Macon College
               Project), Series of 1992,
               6.625%, 5/01/13

        2,000 Virginia College Building     10/02 at 102      BBB+    2,076,980
               Authority, Educational
               Facilities Revenue Bonds
               (Roanoke College
               Project), Series 1992
               Refunding,
               6.625%, 10/15/12

        3,250 Virginia College Building      4/03 at 102        A+    3,317,698
               Authority, Educational
               Facilities Revenue
               Refunding Bonds (Hampton
               University Project),
               Series of 1993,
               5.750%, 4/01/14

          420 Virginia College Building      1/04 at 102        AA      433,688
               Authority, Educational
               Facilities Revenue Bonds
               (The Washington and Lee
               University Project),
               Series of 1994,
               5.750%, 1/01/14

        1,250 Virginia College Building      7/08 at 101        AA    1,136,100
               Authority, Educational
               Facilities Revenue and
               Refunding Bonds
               (Marymount University
               Project), Series 1998,
               5.125%, 7/01/28

              Industrial Development
              Authority of the City of
              Winchester, Virginia,
              Educational Facilities
              First Mortgage Revenue
              Bonds (Shenandoah
              University Project),
              Series 1994:
          180  6.700%, 10/01/14             10/04 at 102        AA      192,643
           95  6.750%, 10/01/19             10/04 at 102        AA      102,285

-------------------------------------------------------------------------------
              Healthcare - 8.8%

        1,125 Industrial Development        10/02 at 102       N/R    1,183,545
               Authority of Albemarle
               County, Virginia, Health
               Services Revenue Bonds
               (The University of
               Virginia Health Services
               Foundation), Series 1992,
               6.500%, 10/01/22

        2,060 Industrial Development        10/03 at 102        A2    2,104,063
               Authority of Albemarle
               County, Virginia,
               Hospital Refunding
               Revenue Bonds (Martha
               Jefferson Hospital),
               Series 1993,
               5.875%, 10/01/13

        2,000 Industrial Development         6/07 at 102       AAA    1,929,540
               Authority of the City of
               Fredericksburg, Virginia,
               Hospital Facilities
               Revenue Refunding Bonds
               (MediCorp Health System
               Obligated Group), Series
               1996, 5.250%, 6/15/23

        1,110 The Industrial Development    12/05 at 102       BBB    1,014,662
               Authority of the County
               of Giles, Virginia,
               Exempt Facility Revenue
               Bonds (Hoechst Celanese
               Project), Series 1995,
               5.950%, 12/01/25
               (Alternative Minimum Tax)

          500 Industrial Development        11/04 at 102       Aa2      548,855
               Authority of the City of
               Hampton, Virginia,
               Hospital Revenue and
               Refunding Bonds (Sentara
               Hampton General
               Hospital), Series 1994A,
               6.500%, 11/01/12

        3,250 Industrial Development        No Opt. Call       AAA    3,596,255
               Authority of the County
               of Hanover, Virginia,
               Hospital Revenue Bonds,
               Series 1995 (Memorial
               Regional Medical Center
               Project at Hanover
               Medical Park) (Guaranteed
               by Bon Secours Health
               System Obligated Group),
               6.375%, 8/15/18

        2,000 Industrial Development         8/05 at 102       AAA    1,971,900
               Authority of the County
               of Hanover, Virginia, Bon
               Secours Health System
               Obligated Group Revenue
               Bonds (Bon Secours Health
               System Projects), Series
               1995, 5.500%, 8/15/25

        1,250 Industrial Development         1/07 at 101        A+    1,262,263
               Authority of Henry
               County, Virginia,
               Hospital Revenue Bonds
               (Memorial Hospital of
               Martinsville and Henry
               County), Series 1997,
               6.000%, 1/01/27

              Industrial Development
              Authority of the City of
              Lynchburg, Virginia,
              Healthcare Facilities
              Revenue and Refunding
              Bonds (Centra Health),
              Series 1998:
        1,000  5.200%, 1/01/23               1/08 at 101        A+      908,080
        2,550  5.200%, 1/01/28               1/08 at 101        A+    2,280,593

        1,500 Medical College of             7/08 at 102       AAA    1,407,225
               Virginia Hospitals
               Authority, General
               Revenue Bonds, Series
               1998, 5.125%, 7/01/23

          400 Industrial Development         2/01 at 100       AA-      400,648
               Authority of Richmond,
               Virginia, Revenue Bonds
               (Medical Facility -
               Richmond Metropolitan
               Blood Service),
               7.125%, 2/01/11

-------------------------------------------------------------------------------
              Housing/Multifamily - 6.8%

        1,000 Industrial Development         5/10 at 100       Aaa    1,016,440
               Authority of Arlington
               County, Virginia,
               Multifamily Housing
               Revenue Bonds (Patrick
               Henry Apartments
               Project), Series 2000,
               6.050%, 11/01/32
               (Alternative Minimum Tax)
               (Mandatory put 11/01/20)

        1,105 Industrial Development        11/10 at 102       AAA    1,109,265
               Authority of Arlington
               County, Virginia,
               Multifamily Housing
               Mortgage Revenue Bonds
               (The Berkeley
               Apartments), Series 2000,
               5.850%, 12/01/20
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
16

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
               (continued)

  $     1,200 Fairfax County, Virginia,      9/06 at 102       AAA $  1,221,348
               Redevelopment and Housing
               Authority, FHA-Insured
               Mortgage Housing for the
               Elderly Revenue Refunding
               Bonds, Series 1996
               (Little River Glen),
               6.100%, 9/01/26

        3,665 Economic Development           7/09 at 102       AAA    3,735,405
               Authority of Henrico
               County, Virginia, Beth
               Sholom Assisted Living
               Revenue Bonds (GNMA
               Mortgage-Backed
               Securities Financing),
               Series 1999A,
               6.000%, 7/20/39

        1,000 Lynchburg Redevelopment        4/10 at 102       AAA    1,014,600
               and Housing Authority,
               Virginia, Vistas Revenue
               Bonds (GNMA
               Mortgage-Backed
               Securities Financing),
               Series 2000A,
               6.200%, 1/20/40
               (Alternative Minimum Tax)

        2,000 Newport News, Virginia         1/02 at 102       AAA    2,038,760
               Redevelopment and Housing
               Authority, Mortgage
               Revenue Refunding Bonds
               (West Apartments), Series
               A, 6.550%, 7/01/24

          480 Suffolk Redevelopment and      7/02 at 104      Baa2      501,845
               Housing Authority,
               Multifamily Housing
               Revenue Refunding Bonds,
               Series 1994 (Chase
               Heritage at Dulles
               Project), 7.000%, 7/01/24
               (Mandatory put 7/01/04)

        3,000 City of Virginia Beach        10/14 at 102       N/R    2,962,230
               Development Authority,
               Multifamily Housing
               Revenue Bonds
               (Residential Rental
               Hamptons Project), Series
               1999, 7.500%, 10/01/39

          700 Virginia State Housing         5/01 at 102       AA+      717,486
               Development Authority,
               Multifamily Housing
               Bonds, Series 1991F,
               7.000%, 5/01/04

-------------------------------------------------------------------------------
              Housing/Single Family -
                7.6%

              Virginia Housing
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1992 Series A:
        3,000  7.100%, 1/01/17               1/02 at 102       AA+    3,095,700
        1,000  7.100%, 1/01/22               1/02 at 102       AA+    1,030,830
        3,170  7.150%, 1/01/33               1/02 at 102       AA+    3,265,988

          990 Virginia State Housing         7/05 at 102       AA+    1,015,631
               Development Authority,
               Commonwealth Mortgage
               Series C1,
               6.300%, 7/01/25
               (Alternative Minimum Tax)

        2,000 Virginia State Housing         7/05 at 102       AA+    2,036,680
               Development Authority,
               Commonwealth Mortgage
               Series C3,
               6.125%, 7/01/22
               (Alternative Minimum Tax)

        6,000 Virginia Housing               1/08 at 102       AA+    5,640,120
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1996 Series G
               (Subseries G-1),
               5.300%, 1/01/22
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.9%

          715 Industrial Development         1/01 at 103       N/R      736,250
               Authority of Albemarle
               County, Virginia,
               Mortgage Revenue
               Refunding Bonds, Series
               1986A (H.C.M.F. XV - FHA-
               Insured Project),
               8.900%, 7/15/26

        1,000 Health Center Commission      12/06 at 102       AAA    1,021,090
               for the County of
               Chesterfield, Virginia,
               Mortgage Revenue Bonds
               (GNMA Collateralized -
                Lucy Corr Nursing Home
               Project), Series 1996,
               5.875%, 12/01/21

          500 Fairfax County                12/06 at 103       AAA      507,285
               Redevelopment and Housing
               Authority, Multifamily
               Housing Revenue Refunding
               Bonds (FHA-Insured
               Mortgage Loan - Paul
               Spring Retirement
               Center), Series 1996A,
               6.000%, 12/15/28

          500 Industrial Development         1/01 at 105         A      531,625
               Authority, Front Royal
               and Warren County,
               Virginia, Revenue Bonds
               (Heritage Hall XIII),
               Series 1986,
               9.450%, 7/15/24

        1,190 Industrial Development         7/03 at 102       AAA    1,205,649
               Authority of the County
               of Henrico, Virginia,
               Nursing Facility Insured-
               Mortgage Refunding
               Revenue Bonds (Cambridge
               Manor Nursing Home),
               Series 1993,
               5.875%, 7/01/19

-------------------------------------------------------------------------------
              Tax Obligation/General -
                1.6%

        1,685 The City of Hampton,           2/10 at 102        AA    1,792,840
               Virginia, Public
               Improvement Bonds of 2000
               (General Obligation
               Bonds), 6.000%, 2/01/20

        1,555 Northern Mariana Islands       6/10 at 100         A    1,575,775
               Commonwealth, General
               Obligation Bonds, 2000
               Series A, 6.000%, 6/01/20
               (WI, settling 12/06/00)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                10.5%

        2,000 Industrial Development         7/06 at 102       AAA    2,014,060
               Authority of Brunswick
               County, Virginia,
               Correctional Facility
               Lease Revenue Bonds,
               Series 1996,
               5.500%, 7/01/17

          860 Fairfax County Economic        9/09 at 102        AA      914,945
               Development Authority,
               Virginia, Parking Revenue
               Bonds (Vienna II
               Metrorail Station
               Project), 1999 First
               Series, 6.000%, 9/01/18

        1,000 Greater Richmond               6/10 at 101        A-    1,055,280
               Convention Center
               Authority, Virginia,
               Hotel Tax Revenue Bonds
               (Convention Center
               Expansion Project),
               Series 2000, 6.125%,
               6/15/20

        1,000 Regional Jail Authority,       7/06 at 102       AAA      995,370
               Hampton Roads, Virginia,
               Regional Jail Facility
               Revenue Bonds,
               Series 1996A, 5.500%,
               7/01/24


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
               (continued)

  $     1,000 City of Harrisonburg,          12/10 at 102       AAA $  1,010,800
               Virginia, Public
               Recreational Facility
               General Obligation and
               Revenue Bonds, Series
               2000, 5.750%, 12/01/29

        2,000 Industrial Development          8/05 at 102        AA    2,239,440
               Authority of the County
               of Henrico, Virginia,
               Public Facility Lease
               Revenue Bonds (Henrico
               County Regional Jail
               Project), Series 1994,
               7.000%, 8/01/13

          750 Loudoun County,                No Opt. Call       AAA      855,713
               Virginia, Certificates
               of Participation,
               Series E,
               7.200%, 10/01/10

        1,000 Industrial Development          8/09 at 102       AAA    1,046,030
               Authority, Middlesex
               County, Virginia, Lease
               Revenue Bonds (School
               Facilities Project),
               Series 1999,
               6.000%, 8/01/24

          675 Norfolk Redevelopment          11/09 at 102       AA+      681,311
               and Housing Authority,
               Virginia, Educational
               Facility Revenue Bonds
               (State Board for
               Community Colleges -
               Tidewater Community
               College Downtown
               Campus), Series of
               1999, 5.500%, 11/01/19

        1,500 Peninsula Airport               7/01 at 102        AA    1,551,600
               Commission, Virginia,
               Airport Improvement
               Revenue Bonds,
               7.300%, 7/15/21
               (Alternative Minimum
               Tax)

              Industrial Development
               Authority, Prince
               William County,
               Virginia, Lease Revenue
               Bonds (ATCC Project):
        2,000  6.000%, 2/01/14                2/06 at 102        A2    2,014,840
        1,000  6.000%, 2/01/18                2/06 at 102        A2      991,450

              Puerto Rico Highway and
              Transportation
              Authority,
              Transportation Revenue
              Bonds, Series B:
        1,500  5.750%, 7/01/16                7/10 at 101       AAA    1,602,345
        1,000  5.750%, 7/01/19                7/10 at 101       AAA    1,053,870

        2,000 Virgin Islands Public          10/10 at 101      BBB-    2,074,600
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Tax Loan Note), Series
               1999A, 6.500%, 10/01/24

        1,000 Commonwealth                    5/07 at 101       Aa1      971,850
               Transportation Board,
               Commonwealth of
               Virginia,
               Transportation Revenue
               Refunding Bonds, Series
               1997C (U.S. Route 58
               Corridor Development
               Program),
               5.125%, 5/15/19

        1,000 Virginia Public School          8/04 at 102       Aa1    1,065,580
               Authority, School
               Financing Bonds, Series
               1994A, 6.200%, 8/01/13

--------------------------------------------------------------------------------
              Transportation - 8.0%

          750 Charlottesville-               12/05 at 102       BBB      759,203
               Albemarle Airport
               Authority, Virginia,
               Airport Revenue
               Refunding Bonds, Series
               1995, 6.125%, 12/01/13
               (Alternative Minimum
               Tax)

        1,250 City of Chesapeake,             7/09 at 101      Baa2    1,241,363
               Virginia, Chesapeake
               Expressway Toll Road
               Revenue Bonds, Series
               1999A, 5.625%, 7/15/19

              Industrial Development
              Authority, Loudoun
              County, Virginia, Air
              Cargo Facility Revenue
              (Washington Dulles Air
              Cargo):
        3,000  7.000%, 1/01/09                1/01 at 102       N/R    3,014,400
               (Alternative Minimum
               Tax)
          600  6.500%, 1/01/09                1/06 at 102       N/R      590,538
               (Alternative Minimum
               Tax)

        1,000 Metropolitan Washington        10/04 at 102       AAA    1,008,530
               Airports Authority,
               Virginia, Airport
               System Revenue Bonds,
               Series 1994A,
               5.750%, 10/01/20
               (Alternative Minimum
               Tax)

          900 Metropolitan Washington        10/07 at 101       AA-      885,555
               Airports Authority,
               Virginia, Airport
               System Revenue Bonds,
               Series B,
               5.500%, 10/01/23
               (Alternative Minimum
               Tax)

              Pocahontas Parkway
              Association, Route 895
              Connector Toll Road
              Revenue Bonds (Senior
              Current Interest),
              Series 1998A:
        5,000  0.000%, 8/15/16           8/08 at 64 13/16      BBB-    1,629,800
        5,500  5.500%, 8/15/28                8/08 at 102      BBB-    4,516,050

        2,250 Puerto Rico Ports               6/06 at 102      Baa2    2,286,293
               Authority, Special
               Facilities Revenue
               Bonds, 1996 Series A
               (American Airlines,
               Inc. Project),
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

        1,000 Virginia Port Authority,        7/07 at 101       AAA      983,730
               Port Facilities Revenue
               Bonds, Series 1997,
               5.500%, 7/01/24
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 15.1%

  $     1,000 Town of Abingdon,              8/02 at 102     A2*** $  1,049,400
               Virginia, General
               Obligation Capital
               Improvement Bonds, Series
               1992, 6.250%, 8/01/12
               (Pre-refunded to 8/01/02)

        1,000 Blacksburg-Virginia           11/02 at 102      A***    1,052,140
               Polytechnic Institute
               Sanitation Authority,
               Virginia, Sewer System
               Revenue Bonds, Series of
               1992, 6.250%, 11/01/12
               (Pre-refunded to
               11/01/02)

          750 Chesapeake Bay Bridge and      7/01 at 102       AAA      773,573
               Tunnel District, General
               Resolution Revenue Bonds,
               Refunding Series 1991,
               6.375%, 7/01/22 (Pre-
               refunded to 7/01/01)

        1,000 Industrial Development         4/02 at 102    N/R***    1,045,960
               Authority of Covington-
               Alleghany County,
               Virginia, Hospital
               Facility Revenue Bonds
               (Alleghany Regional
               Hospital), Series 1992,
               6.625%, 4/01/12 (Pre-
               refunded to 4/01/02)

          730 City of Danville,              5/02 at 102     A3***      764,923
               Virginia, General
               Improvement Bonds, Fiscal
               Year 1991-1992,
               6.500%, 5/01/12
               (Pre-refunded to 5/01/02)

        1,315 Fairfax County                 6/02 at 102    N/R***    1,402,868
               Redevelopment and Housing
               Authority, Virginia,
               Revenue Bonds, 1992 Issue
               A (FCRHA Office
               Building),
               7.500%, 6/15/18 (Pre-
               refunded to 6/15/02)

          150 Fairfax County Water           4/07 at 102       AAA      164,058
               Authority, Virginia,
               Water Refunding Revenue
               Bonds, Series 1992,
               6.000%, 4/01/22 (Pre-
               refunded to 4/01/07)

          995 Henrico County, Virginia,      5/02 at 100    Aa2***    1,020,502
               Water and Sewer System
               Refunding Revenue Bonds,
               Series 1992, 6.250%,
               5/01/13 (Pre-refunded to
               5/01/02)

        2,000 Peninsula Ports Authority      8/06 at 100   BBB+***    2,219,620
               of Virginia, Health Care
               Facilities Revenue
               Refunding Bonds (Mary
               Immaculate Project),
               7.000%, 8/01/17 (Pre-
               refunded to 8/01/06)

        2,080 Peninsula Ports Authority      7/02 at 102       Aaa    2,189,034
               of Virginia, Health
               System Revenue and
               Refunding Bonds
               (Riverside Health System
               Project), Series 1992-A,
               6.625%, 7/01/18 (Pre-
               refunded to 7/01/02)

        2,250 Industrial Development        10/05 at 102     A2***    2,508,503
               Authority of the County
               of Prince William,
               Virginia, Hospital
               Facility Revenue Bonds
               (Potomac Hospital
               Corporation of Prince
               William), Series 1995,
               6.850%, 10/01/25 (Pre-
               refunded to 10/01/05)

        2,500 Prince William County Park    10/04 at 102    N/R***    2,744,325
               Authority, Virginia,
               Revenue Bonds, Series
               1994, 6.875%, 10/15/16
               (Pre-refunded to
               10/15/04)

        1,000 Prince William County          7/01 at 100       AAA    1,009,780
               Service Authority,
               Virginia, Water and Sewer
               System Revenue Bonds,
               Series 1991,
               6.000%, 7/01/29 (Pre-
               refunded to 7/01/01)

        2,575 Commonwealth of Puerto         7/04 at 102       AAA    2,804,124
               Rico, Public Improvement
               Bonds of 1994 (General
               Obligation Bonds),
               6.450%, 7/01/17 (Pre-
               refunded to 7/01/04)

        1,500 Redevelopment and Housing      3/05 at 102       AAA    1,653,990
               Authority, Richmond,
               Virginia, Project Revenue
               Bonds (1994 Old
               Manchester Project),
               Series 1994,
               6.800%, 3/01/15 (Pre-
               refunded to 3/01/05)

        2,260 City of Virginia Beach        11/01 at 102     AA***    2,342,761
               Development Authority,
               Virginia, Hospital
               Revenue Bonds (Sentara
               Bayside Hospital), Series
               1991, 6.300%, 11/01/21
               (Pre-refunded to
               11/01/01)

              Virginia College Building
               Authority, Educational
               Facilities Revenue
               (Marymount University
               Project):
        1,000  7.000%, 7/01/12 (Pre-         7/02 at 102    N/R***    1,057,310
               refunded to 7/01/02)
        1,400  7.000%, 7/01/22 (Pre-         7/02 at 102    N/R***    1,480,234
               refunded to 7/01/02)

          580 Virginia College Building      1/04 at 102       AAA      611,187
               Authority, Educational
               Facilities Revenue Bonds
               (The Washington and Lee
               University Project),
               Series of 1994,
               5.750%, 1/01/14 (Pre-
               refunded to 1/01/04)

        1,000 Virginia Resources            10/07 at 100     AA***    1,058,920
              Authority, Water and Sewer
              System Revenue Bonds, 1995
              Series A (Sussex County
              Project), 5.600%, 10/01/25
              (Pre-refunded to 10/01/07)

              Industrial Development
              Authority of the City of
              Winchester, Virginia,
              Educational Facilities
              First Mortgage Revenue
              Bonds (Shenandoah
              University Project),
              Series 1994:
        1,620  6.700%, 10/01/14 (Pre-       10/04 at 102     AA***    1,772,977
               refunded to 10/01/04)
          680  6.750%, 10/01/19 (Pre-       10/04 at 102     AA***      745,402
               refunded to 10/01/04)

-------------------------------------------------------------------------------
              Utilities - 7.1%

        2,110 Halifax County Industrial     12/02 at 102        A+    2,155,154
               Development Authority
               (Old Dominion Electric
               Cooperative),
               6.500%, 12/01/12
               (Alternative Minimum Tax)

        2,500 Industrial Development         5/01 at 102       Aa3    2,532,000
               Authority, Mecklenburg
               County, Virginia, Revenue
               Bonds (Mecklenburg
               Cogeneration Project -
               Exempt Facility), Series
               1991A, 7.350%, 5/01/08
               (Alternative Minimum Tax)

        4,335 Puerto Rico Electric Power    No Opt. Call       AAA    4,706,033
               Authority, Power Revenue
               Inverse Floater Bonds,
               Drivers Series 147,
               9.235%, 1/01/09 (IF)

        1,000 Industrial Development         5/01 at 102      Baa1    1,021,320
               Authority of Russell
               County, Virginia,
               Pollution Control Revenue
               Bonds (Appalachian Power
               Company Project), Series
               G, 7.700%, 11/01/07


--------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Virginia Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities (continued)

  $     1,500 Southeastern Public            7/03 at 102        A- $  1,502,280
               Service Authority of
               Virginia, Senior Revenue
               Bonds, Series 1993
               (Regional Solid Waste
               System), 6.000%, 7/01/13
               (Alternative Minimum Tax)

        1,000 Virginia Resources            11/02 at 102        AA    1,053,050
               Authority, Solid Waste
               Disposal System Revenue
               Bonds, Series B,
               6.750%, 11/01/12

        1,960 Virginia Resources             4/05 at 102        AA    1,982,285
               Authority (County of
               Prince William), Solid
               Waste Disposal System
               Refunding Revenue Bonds,
               1995 Series A,
               5.500%, 4/01/15

-------------------------------------------------------------------------------
              Water and Sewer - 11.1%

        1,000 Fairfax County, Virginia,      7/06 at 102       AAA    1,024,900
               Sewer Revenue Bonds,
               Series 1996,
               5.875%, 7/15/28

        1,000 Fairfax County Water          No Opt. Call       AAA      960,220
               Authority, Virginia,
               Water Refunding Revenue
               Bonds, Series 1997,
               5.000%, 4/01/21

        2,045 Fairfax County Water           4/07 at 102       AAA    2,142,383
               Authority, Virginia,
               Water Refunding Revenue
               Bonds, Series 1992,
               6.000%, 4/01/22

        1,000 Frederick-Winchester          10/03 at 102       AAA    1,025,100
               Service Authority,
               Virginia, Regional Sewer
               System Refunding Revenue
               Bonds, Series 1993,
               5.750%, 10/01/15

        1,505 Henrico County, Virginia,      5/02 at 100       Aa2    1,532,918
               Water and Sewer System
               Refunding Revenue Bonds,
               Series 1992,
               6.250%, 5/01/13

        1,500 Leesburg, Virginia,            7/07 at 102       AAA    1,433,910
               Utility System Revenue
               Refunding Bonds,
               5.125%, 7/01/22

        1,000 Loudoun County Sanitation      1/03 at 102       AAA    1,045,400
               Authority, Virginia,
               Water and Sewer System
               Revenue Bonds, Refunding
               Series 1992,
               6.250%, 1/01/16

        1,000 Loudoun County Sanitation      1/07 at 102       AAA      943,410
               Authority, Virginia,
               Water and Sewer System
               Revenue Bonds, Refunding
               Series 1996,
               5.125%, 1/01/26

        4,000 Prince William County          7/08 at 101       AAA    3,523,040
               Service Authority,
               Virginia, Water and Sewer
               System Refunding Revenue
               Bonds, Series 1997,
               4.750%, 7/01/29

        1,000 County of Spotsylvania,        6/07 at 102       AAA      994,560
               Virginia, Water and Sewer
               System Revenue Bonds,
               Series of 1997,
               5.400%, 6/01/27

        1,270 Upper Occoquan Sewage          1/04 at 102       AAA    1,193,013
               Authority, Virginia,
               Regional Sewerage System
               Revenue Refunding Bonds,
               Series of 1993,
               5.000%, 7/01/21

          750 City of Virginia Beach,        9/10 at 101       Aa3      795,488
               Virginia, Storm Water
               Utility Revenue Bonds,
               Series 2000,
               6.000%, 9/01/20

        1,000 Virginia Resources            10/05 at 102        AA    1,020,380
               Authority, Sewer System
               Revenue Bonds, 1995
               Series A (Hopewell
               Regional Wastewater
               Treatment Facility
               Project),
               6.000%, 10/01/25
               (Alternative Minimum Tax)

        1,000 Virginia Resources            10/10 at 100       AAA    1,015,010
               Authority, Clean Water
               State Revolving Fund
               Revenue Bonds, Series
               1999, 5.625%, 10/01/22

              Virginia Resources
              Authority, Clean Water
              State Revolving Fund
              Revenue Bonds, Series
              2000, RITES Series PA790R,
              Inverse Floaters:
          500  8.506%, 10/01/14 (IF)        10/10 at 100       AAA      587,050
          410  8.506%, 10/01/15 (IF)        10/10 at 100       AAA      475,522
        1,900  8.506%, 10/01/16 (IF)        10/10 at 100       AAA    2,181,102

        1,500 Virginia Resources             4/02 at 100        AA    1,515,910
               Authority, Water System
               Refunding Revenue Bonds,
               1992 Series A,
               6.125%, 4/01/19

-------------------------------------------------------------------------------
  $   209,485 Total Investments (cost                               207,960,316
               $203,565,965) - 98.9%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       2,340,388
               Liabilities - 1.1%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $210,300,704
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         (IF) Inverse floating rate security.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20

                 Statement of Net Assets (Unaudited)
                 November 30, 2000


                                             Maryland Pennsylvania     Virginia
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                             $73,136,658 $128,017,504 $207,960,316
Temporary investments in short-term
 municipal securities, at amortized
 cost, which approximates market value        500,000           --           --
Cash                                          305,883           --       35,647
Receivables:
 Interest                                   1,501,184    2,548,884    3,803,921
 Investments sold                                  --      105,000    2,187,446
 Shares sold                                   22,681      132,552      245,031
Other assets                                      129          236          207
-------------------------------------------------------------------------------
  Total assets                             75,466,535  130,804,176  214,232,568
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --    1,117,977           --
Payables:
 Investments purchased                        303,201           --    2,075,357
 Shares redeemed                               25,321      234,304    1,232,818
Accrued expenses:
 Management fees                               33,625       58,245       94,068
 12b-1 distribution and service fees           10,638       21,597       39,030
 Other                                         65,371       62,823       87,387
Dividends payable                             187,742      268,401      403,204
-------------------------------------------------------------------------------
  Total liabilities                           625,898    1,763,347    3,931,864
-------------------------------------------------------------------------------
Net assets                                $74,840,637 $129,040,829 $210,300,704
-------------------------------------------------------------------------------
Class A Shares
Net assets                                $23,886,941 $ 57,519,889 $130,699,105
Shares outstanding                          2,407,718    5,845,574   12,484,421
Net asset value and redemption price per
 share                                    $      9.92 $       9.84 $      10.47
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)       $     10.35 $      10.27 $      10.93
-------------------------------------------------------------------------------
Class B Shares
Net assets                                $ 5,233,059 $  8,391,142 $ 11,630,400
Shares outstanding                            526,838      851,030    1,111,989
Net asset value, offering and redemption
 price per share                          $      9.93 $       9.86 $      10.46
-------------------------------------------------------------------------------
Class C Shares
Net assets                                $ 5,337,938 $  9,465,197 $ 13,935,103
Shares outstanding                            537,921      963,103    1,332,545
Net asset value, offering and redemption
 price per share                          $      9.92 $       9.83 $      10.46
-------------------------------------------------------------------------------
Class R Shares
Net assets                                $40,382,699 $ 53,664,601 $ 54,036,096
Shares outstanding                          4,059,919    5,456,542    5,166,971
Net asset value, offering and redemption
 price per share                          $      9.95 $       9.83 $      10.46
-------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2000


                                          Maryland  Pennsylvania     Virginia
------------------------------------------------------------------------------
Investment Income                       $2,187,595    $4,163,582  $ 6,357,949
------------------------------------------------------------------------------
Expenses
Management fees                            203,725       355,073      568,618
12b-1 service fees - Class A                23,686        57,727      129,664
12b-1 distribution and service fees -
  Class B                                   23,436        39,007       53,575
12b-1 distribution and service fees -
  Class C                                   19,773        36,367       53,112
Shareholders' servicing agent fees and
 expenses                                   41,578        61,371       83,784
Custodian's fees and expenses               39,019        67,831       59,401
Trustees' fees and expenses                    902         1,790        2,624
Professional fees                            8,231         5,676        6,367
Shareholders' reports - printing and
 mailing expenses                           12,962        19,710       26,409
Federal and state registration fees          5,411         3,811        3,055
Other expenses                               3,343         5,159        7,932
------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                    382,066       653,522      994,541
 Custodian fee credit                       (7,742)      (16,979)      (6,880)
------------------------------------------------------------------------------
Net expenses                               374,324       636,543      987,661
------------------------------------------------------------------------------
Net investment income                    1,813,271     3,527,039    5,370,288
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
 from Investments
Net realized gain (loss) from
 investment transactions                  (242,483)        9,993      149,211
Net change in unrealized appreciation
 or depreciation of investments          2,991,051     5,892,773    6,987,955
------------------------------------------------------------------------------
Net gain from investments                2,748,568     5,902,766    7,137,166
------------------------------------------------------------------------------
Net increase in net assets from
 operations                             $4,561,839    $9,429,805  $12,507,454
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22

                 Statement of Changes in Net Assets (Unaudited)


                                                           Maryland
                                                 -----------------------------
                                                 Six Months Ended   Year Ended
                                                         11/30/00      5/31/00
-------------------------------------------------------------------------------
Operations
Net investment income                                 $ 1,813,271  $ 3,530,355
Net realized gain (loss) from investment
 transactions                                            (242,483)    (133,210)
Net change in unrealized appreciation or
 depreciation of investments                            2,991,051   (6,186,321)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                             4,561,839   (2,789,176)
-------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                                 (568,681)  (1,114,109)
 Class B                                                 (100,504)    (202,001)
 Class C                                                 (112,249)    (230,911)
 Class R                                               (1,003,682)  (2,110,443)
From accumulated net realized gains from
 investment transactions:
 Class A                                                       --      (72,058)
 Class B                                                       --      (14,450)
 Class C                                                       --      (19,350)
 Class R                                                       --     (129,495)
-------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                          (1,785,116)  (3,892,817)
-------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                        4,534,548   10,391,474
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                   1,111,805    2,443,251
-------------------------------------------------------------------------------
                                                        5,646,353   12,834,725
Cost of shares redeemed                                (5,099,021)  (9,960,427)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                       547,332    2,874,298
-------------------------------------------------------------------------------
Net increase (decrease) in net assets                   3,324,055   (3,807,695)
Net assets at the beginning of period                  71,516,582   75,324,277
-------------------------------------------------------------------------------
Net assets at the end of period                       $74,840,637  $71,516,582
-------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period               $     9,833  $   (18,322)
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                                  Pennsylvania                      Virginia
                          ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                  11/30/00       5/31/00          11/30/00       5/31/00
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  3,527,039  $  7,055,308      $  5,370,288  $ 10,765,784
Net realized gain (loss)
 from investment
 transactions                        9,993    (2,184,740)          149,211    (1,199,801)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     5,892,773   (12,873,456)        6,987,955   (15,783,991)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                      9,429,805    (8,002,888)       12,507,454    (6,218,008)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (1,499,405)   (3,311,810)       (3,282,732)   (6,735,183)
 Class B                          (182,041)     (371,439)         (244,497)     (475,209)
 Class C                          (225,238)     (548,538)         (322,767)     (736,607)
 Class R                        (1,440,018)   (3,003,937)       (1,420,660)   (2,815,774)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --      (174,845)               --      (102,910)
 Class B                                --       (22,402)               --        (8,890)
 Class C                                --       (32,580)               --       (12,805)
 Class R                                --      (143,869)               --       (40,585)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (3,346,702)   (7,609,420)       (5,270,656)  (10,927,963)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       4,270,291    17,365,908        11,835,873    29,799,556
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   1,548,391     3,450,856         2,333,189     4,791,847
-----------------------------------------------------------------------------------------
                                 5,818,682    20,816,764        14,169,062    34,591,403
Cost of shares redeemed         (7,694,845)  (33,412,958)      (12,007,015)  (40,310,618)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             (1,876,163)  (12,596,194)        2,162,047    (5,719,215)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   4,206,940   (28,208,502)        9,398,845   (22,865,186)
Net assets at the
 beginning of period           124,833,889   153,042,391       200,901,859   223,767,045
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $129,040,829  $124,833,889      $210,300,704  $200,901,859
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $      1,038  $   (179,299)     $    105,908  $      6,276
-----------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), the Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and the Nuveen Virginia Mu-nicipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2000, Maryland and Virginia had outstanding when-issued purchase commitments of $303,201 and $1,571,592, respectively. There were no such outstanding purchase commitments in Pennsylvania.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, if any, to retain such tax-exempt status when distributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed

-------------------------------------------------------------------------------
25
within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended November 30, 2000, the Virginia Fund invested in in-verse floating rate securities for the purpose of enhancing portfolio yield. Floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate se-curity has an inverse relationship to the interest rate of a short-term float-ing rate security. Consequently, as the interest rate of the floating rate se-curity rises, the interest rate on the inverse floating rate security de-clines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. The Maryland and Pennsylvania Funds did not invest in any such securities during the six months ended November 30, 2000.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                Maryland
                               ----------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/00                5/31/00
                               ---------------------  -----------------------
                                 Shares       Amount      Shares       Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                        168,325  $ 1,650,485     506,598  $ 5,002,271
 Class B                         65,622      647,343     156,732    1,560,919
 Class C                         40,453      397,548     271,137    2,702,363
 Class R                        188,133    1,839,172     113,972    1,125,921
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         39,101      382,795      80,276      790,157
 Class B                          4,706       46,141       9,876       97,310
 Class C                          5,759       56,371      14,320      140,701
 Class R                         63,832      626,498     143,307    1,415,083
------------------------------------------------------------------------------
                                575,931    5,646,353   1,296,218   12,834,725
------------------------------------------------------------------------------
Shares redeemed:
 Class A                       (175,171)  (1,720,283)   (323,400)  (3,169,490)
 Class B                        (34,209)    (335,656)   (127,991)  (1,253,676)
 Class C                        (61,865)    (604,048)   (122,845)  (1,202,027)
 Class R                       (247,800)  (2,439,034)   (438,214)  (4,335,234)
------------------------------------------------------------------------------
                               (519,045)  (5,099,021) (1,012,450)  (9,960,427)
------------------------------------------------------------------------------
Net increase                     56,886  $   547,332     283,768  $ 2,874,298
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
26

                                           Pennsylvania
                         ---------------------------------------------------
                            Six Months Ended              Year Ended
                                11/30/00                   5/31/00
                         ------------------------  -------------------------
                             Shares        Amount       Shares        Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                    255,534   $ 2,477,478    1,013,516  $  9,991,369
 Class B                     62,830       613,280      290,039     2,862,196
 Class C                     25,274       245,633      220,924     2,196,164
 Class R                     96,003       933,900      238,691     2,316,179
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     57,029       552,878      123,938     1,213,955
 Class B                      6,059        58,864       11,535       112,807
 Class C                      6,230        60,292       14,780       144,545
 Class R                     90,486       876,357      202,211     1,979,549
-----------------------------------------------------------------------------
                            599,445     5,818,682    2,115,634    20,816,764
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (388,414)   (3,790,394)  (1,996,832)  (19,336,504)
 Class B                    (48,436)     (474,198)    (231,806)   (2,229,751)
 Class C                   (100,464)     (977,094)    (465,132)   (4,470,414)
 Class R                   (252,179)   (2,453,159)    (763,147)   (7,376,289)
-----------------------------------------------------------------------------
                           (789,493)   (7,694,845)  (3,456,917)  (33,412,958)
-----------------------------------------------------------------------------
Net increase (decrease)    (190,048)  $(1,876,163)  (1,341,283) $(12,596,194)
-----------------------------------------------------------------------------
                                             Virginia
                         ---------------------------------------------------
                            Six Months Ended              Year Ended
                                11/30/00                   5/31/00
                         ------------------------  -------------------------
                             Shares        Amount       Shares        Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                    574,885  $  5,971,165    2,164,715  $ 22,431,378
 Class B                     75,712       788,764      306,597     3,203,383
 Class C                     89,813       933,314      206,567     2,151,419
 Class R                    398,380     4,142,630      193,907     2,013,376
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    121,394     1,259,114      253,150     2,629,496
 Class B                     11,364       117,776       21,372       221,411
 Class C                      9,060        93,891       20,704       215,113
 Class R                     83,184       862,408      166,257     1,725,827
-----------------------------------------------------------------------------
                          1,363,792    14,169,062    3,333,269    34,591,403
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (633,916)   (6,587,725)  (2,703,468)  (27,830,084)
 Class B                    (36,154)     (374,980)    (220,588)   (2,251,777)
 Class C                   (179,192)   (1,856,630)    (432,644)   (4,444,870)
 Class R                   (307,093)   (3,187,680)    (558,722)   (5,783,887)
-----------------------------------------------------------------------------
                         (1,156,355)  (12,007,015)  (3,915,422)  (40,310,618)
-----------------------------------------------------------------------------
Net increase (decrease)     207,437  $  2,162,047     (582,153) $ (5,719,215)
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
27

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2000, to shareholders of record on De-cember 8, 2000, as follows:

                                    Maryland  Pennsylvania      Virginia
-------------------------------------------------------------------------------
Dividend per share:
 Class A                              $.0395        $.0430        $.0440
 Class B                               .0335         .0370         .0375
 Class C                               .0350         .0385         .0395
 Class R                               .0410         .0445         .0460
-------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2000, were as follows:

                                    Maryland  Pennsylvania      Virginia
-------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities   $6,395,129   $20,812,091   $30,264,212
 Short-term municipal securities   2,535,000            --     3,000,000
Sales and maturities:
 Long-term municipal securities    6,397,142    21,467,564    28,914,495
 Short-term municipal securities   2,035,000            --     3,000,000
-------------------------------------------------------------------------------

At November 30, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

                                    Maryland  Pennsylvania      Virginia
-------------------------------------------------------------------------------
                                 $74,574,054  $129,867,335  $203,565,965
-------------------------------------------------------------------------------

At May 31, 2000, the Funds' last fiscal year end, the following Funds had un-used capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                              Pennsylvania      Virginia
-------------------------------------------------------------------------------
Expiration year:
 2008                                             $724,240    $1,222,230
-------------------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2000, were as follows:

                                    Maryland  Pennsylvania      Virginia
-------------------------------------------------------------------------------
Gross unrealized:
 appreciation                    $ 1,859,594   $ 4,089,502   $ 7,559,496
 depreciation                     (2,796,990)   (5,939,333)   (3,165,145)
-------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                  $  (937,396)  $(1,849,831)  $ 4,394,351
-------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For net assets over $2 billion      .4750 of 1
-----------------------------------------------


--------------------------------------------------------------------------------
28

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
Sales charges collected                   $11,795       $28,496       $68,537
Paid to authorized dealers                 10,291        24,451        68,537
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
Commission advances                       $28,461       $22,081       $39,114
------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2000, the Distributor retained such 12b-1 fees as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
12b-1 fees retained                       $26,205       $37,213       $48,529
------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2000, as follows:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
CDSC retained                             $13,252       $11,060       $12,168
------------------------------------------------------------------------------

7. Composition of Net Assets

At November 30, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                         Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------
Capital paid-in                       $75,991,099  $131,605,859  $206,873,464
Undistributed net investment income         9,833         1,038       105,908
Accumulated net realized gain (loss)
 from investment transactions            (633,846)   (2,176,738)   (1,073,019)
Net unrealized appreciation
 (depreciation) of investments           (526,449)     (389,330)    4,394,351
------------------------------------------------------------------------------
Net assets                            $74,840,637  $129,040,829  $210,300,704
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
29

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                         Investment Operations      Less Distributions
                       --------------------------  -----------------------
MARYLAND
                                      Net             From
                                Realized/           and in
                               Unrealized           Excess
             Beginning     Net    Invest-           of Net                  Ending
                   Net Invest-       ment          Invest-                     Net
Year Ended       Asset    ment       Gain             ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)   Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------
Class A (9/94)
 2001(g)       $  9.55    $.24     $  .37  $  .61    $(.24)   $  --  $(.24) $ 9.92      6.40%
 2000            10.46     .47       (.86)   (.39)    (.49)    (.03)  (.52)   9.55     (3.71)
 1999            10.56     .49       (.11)    .38     (.48)      --   (.48)  10.46      3.65
 1998            10.25     .48        .32     .80     (.49)      --   (.49)  10.56      7.95
 1997(d)         10.25     .16        .01     .17     (.17)      --   (.17)  10.25      1.63
 1997(e)         10.43     .46       (.15)    .31     (.49)      --   (.49)  10.25      3.06
 1996(e)          9.60     .48        .85    1.33     (.50)      --   (.50)  10.43     14.07
Class B (3/97)
 2001(g)          9.56     .20        .37     .57     (.20)      --   (.20)   9.93      6.01
 2000            10.47     .40       (.86)   (.46)    (.42)    (.03)  (.45)   9.56     (4.44)
 1999            10.56     .41       (.10)    .31     (.40)      --   (.40)  10.47      2.95
 1998            10.25     .41        .31     .72     (.41)      --   (.41)  10.56      7.16
 1997(f)         10.29     .10       (.04)    .06     (.10)      --   (.10)  10.25       .83
Class C (9/94)
 2001(g)          9.56     .21        .36     .57     (.21)      --   (.21)   9.92      6.00
 2000            10.46     .42       (.86)   (.44)    (.43)    (.03)  (.46)   9.56     (4.16)
 1999            10.56     .43       (.11)    .32     (.42)      --   (.42)  10.46      3.07
 1998            10.24     .43        .32     .75     (.43)      --   (.43)  10.56      7.44
 1997(d)         10.24     .15         --     .15     (.15)      --   (.15)  10.24      1.43
 1997(e)         10.42     .39       (.16)    .23     (.41)      --   (.41)  10.24      2.28
 1996(e)          9.59     .41        .84    1.25     (.42)      --   (.42)  10.42     13.24
Class R (12/91)
 2001(g)          9.58     .25        .37     .62     (.25)      --   (.25)   9.95      6.48
 2000            10.48     .49       (.85)   (.36)    (.51)    (.03)  (.54)   9.58     (3.43)
 1999            10.58     .51       (.11)    .40     (.50)      --   (.50)  10.48      3.82
 1998            10.26     .51        .32     .83     (.51)      --   (.51)  10.58      8.23
 1997(d)         10.26     .17         --     .17     (.17)      --   (.17)  10.26      1.68
 1997(e)         10.44     .47       (.14)    .33     (.51)      --   (.51)  10.26      3.29
 1996(e)          9.61     .51        .84    1.35     (.52)      --   (.52)  10.44     14.33
----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ---------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
MARYLAND             -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------
Class A (9/94)
 2001(g)     $23,887     1.05%*    4.85%*     1.05%*    4.85%*     1.03%*    4.88%*         9%
 2000         22,694     1.13      4.79       1.12      4.79       1.11      4.81          19
 1999         22,093     1.02      4.57        .95      4.63        .95      4.64          29
 1998         17,427     1.00      4.56        .94      4.62        .94      4.62           7
 1997(d)      12,977     1.02*     4.83*       .95*     4.90*       .95*     4.90*          3
 1997(e)      11,788     1.12      4.67       1.00      4.79       1.00      4.79           4
 1996(e)       6,860     1.33      4.41       1.00      4.74       1.00      4.74          17
Class B (3/97)
 2001(g)       5,233     1.80*     4.10*      1.80*     4.10*      1.78*     4.13*          9
 2000          4,694     1.87      4.04       1.87      4.04       1.85      4.05          19
 1999          4,732     1.77      3.84       1.71      3.90       1.71      3.90          29
 1998          2,332     1.75      3.79       1.69      3.85       1.69      3.85           7
 1997(f)         150     1.76*     3.94*      1.70*     4.00*      1.70*     4.00*          3
Class C (9/94)
 2001(g)       5,338     1.60*     4.31*      1.60*     4.31*      1.58*     4.33*          9
 2000          5,290     1.68      4.25       1.68      4.25       1.66      4.27          19
 1999          4,089     1.57      4.03       1.51      4.10       1.50      4.10          29
 1998          2,606     1.55      4.01       1.49      4.07       1.49      4.07           7
 1997(d)       2,103     1.57*     4.28*      1.50*     4.35*      1.50*     4.35*          3
 1997(e)       1,985     1.87      3.93       1.75      4.05       1.75      4.05           4
 1996(e)       1,438     2.06      3.73       1.75      4.04       1.75      4.04          17
Class R (12/91)
 2001(g)      40,383      .85*     5.06*       .85*     5.06*       .83*     5.08*          9
 2000         38,840      .92      4.98        .92      4.99        .90      5.00          19
 1999         44,411      .82      4.77        .75      4.83        .75      4.83          29
 1998         44,599      .80      4.76        .74      4.82        .74      4.82           7
 1997(d)      43,306      .82*     5.03*       .75*     5.10*       .75*     5.10*          3
 1997(e)      43,738      .87      4.94        .75      5.06        .75      5.06           4
 1996(e)      47,389     1.04      4.78        .75      5.07        .75      5.07          17
----------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the four months ended May 31.
(e)  For the year ended January 31.
(f) From commencement of class operations as noted.
(g) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
30

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
PENNSYLVANIA**
                                      Net            From
                                Realized/          and in
                               Unrealized          Excess
             Beginning     Net    Invest-          of Net                  Ending
                   Net Invest-       ment         Invest-                     Net
Year Ended       Asset    ment       Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------
Class A (10/86)
 2001(e)        $ 9.38    $.27     $  .44  $ .71    $(.25)   $  --  $(.25) $ 9.84      7.65%
 2000            10.45     .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)
 1999            10.68     .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42
 1998            10.25     .56        .45   1.01     (.56)    (.02)  (.58)  10.68     10.05
 1997            10.00     .57        .25    .82     (.57)      --   (.57)  10.25      8.37
 1996            10.21     .59       (.20)   .39     (.60)      --   (.60)  10.00      3.83
Class B (2/97)
 2001(e)          9.40     .23        .45    .68     (.22)      --   (.22)   9.86      7.24
 2000            10.47     .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)
 1999            10.70     .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66
 1998            10.27     .48        .45    .93     (.48)    (.02)  (.50)  10.70      9.23
 1997(d)         10.21     .16        .06    .22     (.16)      --   (.16)  10.27      2.18
Class C (2/94)
 2001(e)          9.37     .24        .45    .69     (.23)      --   (.23)   9.83      7.36
 2000            10.44     .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)
 1999            10.68     .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80
 1998            10.25     .50        .45    .95     (.50)    (.02)  (.52)  10.68      9.50
 1997             9.99     .51        .26    .77     (.51)      --   (.51)  10.25      7.88
 1996            10.21     .53       (.21)   .32     (.54)      --   (.54)   9.99      3.16
Class R (2/97)
 2001(e)          9.38     .28        .43    .71     (.26)      --   (.26)   9.83      7.64
 2000            10.44     .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)
 1999            10.68     .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55
 1998            10.25     .58        .45   1.03     (.58)    (.02)  (.60)  10.68     10.30
 1997(d)         10.21     .20        .03    .23     (.19)      --   (.19)  10.25      2.31
----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ---------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
PENNSYLVANIA**       -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------
Class A (10/86)
 2001(e)     $57,520     1.01%*    5.44%*     1.01%*    5.44%*      .98%*    5.47%*        16%
 2000         55,564     1.12      5.04       1.10      5.06       1.09      5.07          16
 1999         70,865      .94      4.75        .69      5.00        .69      5.00          18
 1998         65,826      .95      4.94        .61      5.28        .61      5.28          20
 1997         55,667     1.09      5.22        .70      5.61        .70      5.61          46
 1996         44,392     1.13      5.42        .79      5.76        .79      5.76          65
Class B (2/97)
 2001(e)       8,391     1.76*     4.69*      1.76*     4.69*      1.73*     4.72*         16
 2000          7,809     1.89      4.30       1.87      4.32       1.86      4.32          16
 1999          7,966     1.69      4.02       1.45      4.25       1.45      4.26          18
 1998          2,640     1.70      4.14       1.34      4.50       1.34      4.50          20
 1997(d)         229     1.72*     4.47*      1.35*     4.84*      1.35*     4.84*         46
Class C (2/94)
 2001(e)       9,465     1.56*     4.89*      1.56*     4.89*      1.53*     4.92*         16
 2000          9,672     1.66      4.49       1.64      4.52       1.63      4.52          16
 1999         13,167     1.49      4.21       1.25      4.45       1.24      4.46          18
 1998          8,912     1.50      4.39       1.16      4.73       1.16      4.73          20
 1997          6,320     1.63      4.68       1.25      5.06       1.25      5.06          46
 1996          4,442     1.34      5.19       1.68      4.85       1.68      4.85          65
Class R (2/97)
 2001(e)      53,665      .81*     5.64*       .81*     5.64*       .78*     5.67*         16
 2000         51,788      .94      5.24        .91      5.26        .91      5.27          16
 1999         61,044      .74      4.95        .49      5.20        .49      5.20          18
 1998         61,180      .75      5.14        .41      5.48        .41      5.48          20
 1997(d)      57,383      .77*     5.45*       .39*     5.83*       .39*     5.83*         46
----------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Pennsylvania.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
31

                 Selected data for a share outstanding throughout each period:

                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
VIRGINIA**
                                     Net
                               Realized/
            Beginning     Net Unrealized             Net                  Ending
                  Net Invest-    Invest-         Invest-                     Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)       $10.10    $.27      $ .36  $ .63    $(.26)   $  --  $(.26) $10.47  $ 6.32
 2000           10.93     .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10   (2.72)
 1999           11.06     .53       (.10)   .43     (.53)    (.03)  (.56)  10.93    3.95
 1998           10.66     .56        .41    .97     (.56)    (.01)  (.57)  11.06    9.30
 1997           10.40     .58        .25    .83     (.57)      --   (.57)  10.66    8.20
 1996           10.56     .57       (.15)   .42     (.58)      --   (.58)  10.40    4.03
Class B (2/97)
 2001(e)        10.10     .23        .36    .59     (.23)      --   (.23)  10.46    5.83
 2000           10.93     .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10   (3.44)
 1999           11.06     .45       (.10)   .35     (.45)    (.03)  (.48)  10.93    3.20
 1998           10.66     .48        .41    .89     (.48)    (.01)  (.49)  11.06    8.53
 1997(d)        10.62     .16        .04    .20     (.16)      --   (.16)  10.66    1.94
Class C (10/93)
 2001(e)        10.10     .24        .36    .60     (.24)      --   (.24)  10.46    5.94
 2000           10.92     .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10   (3.16)
 1999           11.06     .47       (.11)   .36     (.47)    (.03)  (.50)  10.92    3.30
 1998           10.65     .50        .42    .92     (.50)    (.01)  (.51)  11.06    8.81
 1997           10.39     .52        .26    .78     (.52)      --   (.52)  10.65    7.61
 1996           10.56     .51       (.16)   .35     (.52)      --   (.52)  10.39    3.37
Class R (2/97)
 2001(e)        10.10     .28        .36    .64     (.28)      --   (.28)  10.46    6.34
 2000           10.93     .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10   (2.49)
 1999           11.06     .56       (.10)   .46     (.56)    (.03)  (.59)  10.93    4.18
 1998           10.66     .59        .41   1.00     (.59)    (.01)  (.60)  11.06    9.54
 1997(d)        10.62     .20        .04    .24     (.20)      --   (.20)  10.66    2.26
----------------------------------------------------------------------------------------------------
                                   Ratios/Supplemental Data
            ------------------------------------------------------------------------------------
                      Before Credit/           After            After Credit/
                      Reimbursement       Reimbursement(b)     Reimbursement(c)
VIRGINIA**           -------------------- -------------------- --------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
              Ending       to        to         to        to         to        to
                 Net  Average   Average    Average   Average    Average   Average     Portfolio
Year Ended    Assets      Net       Net        Net       Net        Net       Net      Turnover
May 31,        (000)   Assets    Assets     Assets    Assets     Assets    Assets          Rate
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)    $130,699      .93%*    5.17%*      .93%*    5.17%*      .92%*    5.17%*          14%
 2000        125,522     1.00      5.07       1.00      5.07        .99      5.08            22
 1999        138,941      .89      4.78        .86      4.81        .86      4.81            15
 1998        133,966      .90      4.99        .74      5.15        .74      5.15             3
 1997        122,252     1.00      5.19        .74      5.45        .74      5.45            23
 1996        117,677     1.06      5.18        .83      5.41        .83      5.41            17
Class B (2/97)
 2001(e)      11,630     1.68*     4.42*      1.68*     4.42*      1.67*     4.42*           14
 2000         10,713     1.75      4.32       1.75      4.32       1.75      4.33            22
 1999         10,419     1.64      4.02       1.61      4.05       1.61      4.06            15
 1998          3,894     1.64      4.20       1.51      4.33       1.51      4.33             3
 1997(d)         381     1.66*     4.49*      1.47*     4.68*      1.47*     4.68*           23
Class C (10/93)
 2001(e)      13,935     1.48*     4.62*      1.48*     4.62*      1.47*     4.62*           14
 2000         14,263     1.55      4.53       1.55      4.53       1.54      4.53            22
 1999         17,679     1.44      4.23       1.41      4.26       1.41      4.26            15
 1998         15,660     1.44      4.44       1.29      4.59       1.29      4.59             3
 1997         11,700     1.55      4.63       1.29      4.89       1.29      4.89            23
 1996         10,978     1.60      4.62       1.38      4.84       1.38      4.84            17
Class R (2/97)
 2001(e)      54,036      .73*     5.37*       .73*     5.37*       .72*     5.37*           14
 2000         50,403      .80      5.27        .80      5.27        .79      5.28            22
 1999         56,728      .69      4.98        .66      5.01        .66      5.02            15
 1998         58,734      .70      5.19        .54      5.35        .54      5.35             3
 1997(d)      57,002      .71*     5.50*       .52*     5.69*       .52*     5.69*           23
----------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Virginia.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787









NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

      Serving
Investors
         For Generations
       -------------------------------------------------------------------------

A 100-Year Tradition of Quality Investments

[Photo of John Nuveen, Sr. appears here]
John Nuveen, Sr.

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com